UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05002

DWS Variable Series II
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Alternative Asset Allocation Plus VIP
	Shares	Value ($)
Mutual Funds 89.2%
DWS Disciplined Market Neutral Fund "Institutional"	799,486	7,523,167
DWS Emerging Markets Equity Fund "Institutional"	216,584	3,019,174
DWS Enhanced Commodity Strategy Fund "Institutional"	1,755,599	6,530,830
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	361,169	3,535,844
DWS Floating Rate Fund "Institutional"	495,030	4,425,565
DWS Global Inflation Fund "Institutional"	440,112	4,872,039
DWS RREEF Global Infrastructure Fund "Institutional"	434,833	4,383,113
DWS RREEF Global Real Estate Securities Fund "Institutional"	803,442	5,174,169

Total Mutual Funds (Cost $41,019,266)		39,463,901
Exchange-Traded Funds 9.9%
iShares S&P U.S. Preferred Stock Index Fund	24,650	877,786
SPDR Barclays Capital Convertible Securities	24,500	872,935
SPDR Barclays Capital International Treasury Bond	14,642	880,131
Vanguard FTSE All World ex-U.S. Small-Cap Fund	10,976	861,067
WisdomTree Emerging Markets Local Debt Fund	18,354	883,011

Total Exchange-Traded Funds (Cost $4,693,475)		4,374,930
Cash Equivalents 1.2%
Central Cash Management Fund, 0.1% (a) (Cost $563,411)	563,411	563,411

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $46,276,152) †	100.3	44,402,242
Other Assets and Liabilities, Net	(0.3)	(150,190)

Net Assets	100.0	44,252,052

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†
The cost for federal income tax purposes was $46,293,631. At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $1,891,389. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $637,950 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,529,339.

(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
FTSE: Financial Times and the London Stock Exchange
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$39,463,901	$—	$—	$39,463,901
Exchange-Traded Funds	4,374,930	—	—	4,374,930
Short-Term Investments	563,411	—	—	563,411
Total	$44,402,242	$—	$—	$44,402,242

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.

Investment Portfolio	as of September 30, 2011 (Unaudited)
DWS Balanced VIP
	Shares	Value ($)
Common Stocks 52.7%
Consumer Discretionary 4.5%
Auto Components 0.5%
BorgWarner, Inc.* (b)	9,480	573,824
Continental AG*	2,940	168,949
Minth Group Ltd.	97,540	86,887
Nippon Seiki Co., Ltd.	9,242	100,549
TRW Automotive Holdings Corp.*	10,298	337,054

		1,267,263
Automobiles 0.2%
Honda Motor Co., Ltd.	7,567	221,864
Renault SA	12,700	420,941

		642,805
Distributors 0.3%
Genuine Parts Co.	12,208	620,166
Li & Fung Ltd.	56,000	92,358

		712,524
Diversified Consumer Services 0.3%
H&R Block, Inc.	58,192	774,535
Hotels Restaurants & Leisure 1.0%
Bwin.Party Digital Entertainment PLC	16,581	31,605
Carnival Corp. (Units)	11,829	358,419
Darden Restaurants, Inc. (b)	11,590	495,473
Domino's Pizza UK & IRL PLC	15,032	103,620
Dunkin' Brands Group, Inc.*	525	14,543
McDonald's Corp.	7,582	665,851
Paddy Power PLC (c)	2,934	150,970
Paddy Power PLC (c)	53	2,740
REXLot Holdings Ltd.	1,757,452	105,717
Starwood Hotels & Resorts Worldwide, Inc.	17,535	680,709
Trump Entertainment Resorts, Inc.*	2	36

		2,609,683
Household Durables 0.1%
Hajime Construction Co., Ltd.	3,518	94,516
Jarden Corp.	2,306	65,168

		159,684
Internet & Catalog Retail 0.0%
Shutterfly, Inc.*	811	33,397
Leisure Equipment & Products 0.1%
Universal Entertainment Corp.	6,472	192,642
Media 0.1%
Aegis Group PLC	24,835	47,703
Charm Communications, Inc. (ADR)*	8,966	75,314
Dex One Corp.*	245	137
JC Decaux SA*	3,655	90,663
Postmedia Network Canada Corp.*	623	5,648
SuperMedia, Inc.*	43	67
Vertis Holdings, Inc.*	111	1,969

		221,501
Multiline Retail 0.4%
Dollar General Corp.*	10,807	408,073
Nordstrom, Inc.	11,271	514,859

		922,932
Specialty Retail 1.0%
Advance Auto Parts, Inc.	1,822	105,858
Aeropostale, Inc.*	4,650	50,266
Bed Bath & Beyond, Inc.*	10,868	622,845
Dick's Sporting Goods, Inc.*	15,606	522,177
Guess?, Inc.	2,437	69,430
hhgregg, Inc.* (b)	4,086	39,839
L'Occitane International SA*	37,630	75,878
Limited Brands, Inc.	29,020	1,117,560
Urban Outfitters, Inc.*	3,246	72,451

		2,676,304
Textiles, Apparel & Luxury Goods 0.5%
Burberry Group PLC	4,325	78,289
Deckers Outdoor Corp.*	2,068	192,861
NIKE, Inc. "B"	13,529	1,156,865

		1,428,015
Consumer Staples 5.8%
Beverages 1.1%
C&C Group PLC (c)	29,033	109,460
C&C Group PLC (c)	524	1,975
Carlsberg AS "B"	2,500	148,290
Heineken NV	14,100	630,121
PepsiCo, Inc.	33,623	2,081,264

		2,971,110
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	11,554	948,815
CVS Caremark Corp.	31,234	1,048,838
Kato Sangyo Co., Ltd.	2,296	54,626
Tesco PLC	8,700	50,890
Wal-Mart Stores, Inc. (b)	25,750	1,336,425
Walgreen Co. (b)	16,402	539,462
Wesfarmers Ltd.	4,077	123,198
Whole Foods Market, Inc.	11,684	763,082
Woolworths Ltd.	10,200	243,728

		5,109,064
Food Products 2.0%
Diamond Foods, Inc. (b)	2,654	211,763
General Mills, Inc.	15,671	602,863
Golden Agri-Resources Ltd.	843,000	387,165
Green Mountain Coffee Roasters, Inc.*	764	71,006
Kellogg Co. (b)	32,941	1,752,132
Kraft Foods, Inc. "A"	19,880	667,570
Mead Johnson Nutrition Co.	9,601	660,837
Sara Lee Corp.	33,269	543,948
SunOpta, Inc.* (b)	18,756	92,467
TreeHouse Foods, Inc.*	1,477	91,338

		5,081,089
Tobacco 0.7%
Altria Group, Inc.	42,368	1,135,886
Philip Morris International, Inc.	9,497	592,423

		1,728,309
Energy 5.2%
Energy Equipment & Services 1.5%
AMEC PLC	7,384	92,874
Complete Production Services, Inc.*	3,308	62,356
Dresser-Rand Group, Inc.*	2,165	87,748
Halliburton Co.	13,119	400,392
John Wood Group PLC	8,790	72,218
Lamprell PLC	17,430	69,666
National Oilwell Varco, Inc.	3,820	195,660
Noble Corp.*	23,918	701,993
Oil States International, Inc.*	7,326	373,040
ProSafe SE	9,108	59,155
SBM Offshore NV	6,993	121,267
Schlumberger Ltd.	16,392	979,094
Tecnicas Reunidas SA	1,125	35,917
Transocean Ltd.	10,418	497,355

		3,748,735
Oil, Gas & Consumable Fuels 3.7%
Anadarko Petroleum Corp.	12,557	791,719
Approach Resources, Inc.* (b)	2,773	47,113
Canadian Natural Resources Ltd.	24,235	709,359
Chevron Corp. (b)	12,334	1,141,142
Cloud Peak Energy, Inc.*	3,479	58,969
ConocoPhillips	11,663	738,501
EOG Resources, Inc. (b)	9,724	690,501
Exxon Mobil Corp. (b)	8,327	604,790
INPEX Corp.	40	246,496
Marathon Oil Corp.	29,499	636,588
Marathon Petroleum Corp.	18,639	504,371
Nexen, Inc.	31,096	481,677
Occidental Petroleum Corp.	21,304	1,523,236
Plains Exploration & Production Co.*	13,451	305,472
Rosetta Resources, Inc.*	1,172	40,106
Royal Dutch Shell PLC "B"	10,000	310,598
Suncor Energy, Inc.	30,095	765,617
Ultra Petroleum Corp.*	1,372	38,032

		9,634,287
Financials 6.0%
Capital Markets 0.7%
Affiliated Managers Group, Inc.*	902	70,401
Ameriprise Financial, Inc.	7,172	282,290
Ashmore Group PLC	26,605	133,405
Hargreaves Lansdown PLC	3,607	25,190
ICAP PLC	8,431	53,590
Jefferies Group, Inc.	4,599	57,074
Lazard Ltd. "A"	1,833	38,676
Partners Group Holding AG	744	122,412
T. Rowe Price Group, Inc. (b)	17,705	845,768
UOB-Kay Hian Holdings Ltd.	48,050	55,796
Waddell & Reed Financial, Inc. "A"	2,255	56,398

		1,741,000
Commercial Banks 1.1%
BOC Hong Kong (Holdings) Ltd.	257,000	540,430
Dah Sing Banking Group Ltd.	20,855	18,240
DGB Financial Group, Inc.*	7,776	90,178
DnB NOR ASA	18,200	181,695
National Australia Bank Ltd.	48,961	1,040,220
Prosperity Bancshares, Inc.	2,273	74,282
Resona Holdings, Inc.	27,200	128,784
Societe Generale	26,764	701,257
Zions Bancorp.	1,676	23,581

		2,798,667
Consumer Finance 0.2%
Discover Financial Services	25,071	575,129
Diversified Financial Services 0.4%
IG Group Holdings PLC	12,355	85,373
ING Groep NV (CVA)*	26,626	187,394
JPMorgan Chase & Co.	23,560	709,627

		982,394
Insurance 3.1%
Allianz SE (Registered)	7,130	670,938
Assurant, Inc.	23,568	843,734
AXA SA	76,424	992,298
Fidelity National Financial, Inc. "A"	45,944	697,430
HCC Insurance Holdings, Inc.	22,643	612,493
Lincoln National Corp.	41,644	650,896
MetLife, Inc.	15,566	436,004
Old Mutual PLC	132,969	214,988
PartnerRe Ltd.	15,815	826,650
Prudential Financial, Inc.	15,808	740,763
Transatlantic Holdings, Inc.	13,021	631,779
Zurich Financial Services AG*	3,500	724,591

		8,042,564
Real Estate Investment Trusts 0.3%
CapitaMall Trust (REIT)	350,000	486,023
Klepierre (REIT)	3,600	100,963
Westfield Group (REIT) (Units)	15,100	111,796

		698,782
Real Estate Management & Development 0.2%
CapitaLand Ltd.	29,000	54,061
K Wah International Holdings Ltd.	324,062	64,088
Mitsubishi Estate Co., Ltd.	17,600	284,841
Mitsui Fudosan Co., Ltd.	17,000	269,062
Sumitomo Realty & Development Co., Ltd.	1,000	19,216

		691,268
Health Care 7.5%
Biotechnology 1.2%
Celgene Corp.*	22,441	1,389,547
Gilead Sciences, Inc.*	38,655	1,499,814
Onyx Pharmaceuticals, Inc.*	1,421	42,644
Pharmasset, Inc.*	2,498	205,760

		3,137,765
Health Care Equipment & Supplies 1.6%
Accuray, Inc.*	10,441	41,973
Baxter International, Inc.	20,568	1,154,688
Becton, Dickinson & Co.	10,193	747,351
CareFusion Corp.*	17,817	426,717
CONMED Corp.*	2,403	55,293
Edwards Lifesciences Corp.*	5,682	405,013
Kinetic Concepts, Inc.*	639	42,104
Merit Medical Systems, Inc.*	3,916	51,456
NxStage Medical, Inc.*	5,393	112,498
Sirona Dental Systems, Inc.*	1,767	74,938
St. Jude Medical, Inc.	15,989	578,642
Terumo Corp.	5,300	275,660
Thoratec Corp.*	4,889	159,577

		4,125,910
Health Care Providers & Services 2.1%
Aetna, Inc.	15,362	558,409
Centene Corp.*	4,717	135,236
Express Scripts, Inc.* (b)	24,034	890,940
Fleury SA	9,736	116,195
Fresenius Medical Care AG & Co. KGaA	4,492	304,329
Healthspring, Inc.*	2,982	108,724
Humana, Inc.	9,596	697,917
McKesson Corp.	27,074	1,968,280
WellPoint, Inc.	9,739	635,762

		5,415,792
Health Care Technology 0.1%
SXC Health Solutions Corp.* (b)	2,371	132,065
Life Sciences Tools & Services 0.2%
Life Technologies Corp.*	2,437	93,654
Thermo Fisher Scientific, Inc.*	10,514	532,429

		626,083
Pharmaceuticals 2.3%
Flamel Technologies SA (ADR)*	12,271	51,170
GlaxoSmithKline PLC	85,700	1,769,403
Merck & Co., Inc.	33,535	1,096,930
Mitsubishi Tanabe Pharma Corp.	35,000	648,823
Novo Nordisk AS "B"	10,957	1,089,258
Pacira Pharmaceuticals, Inc.*	10,338	102,656
Questcor Pharmaceuticals, Inc.*	7,255	197,771
Teva Pharmaceutical Industries Ltd. (ADR)	23,309	867,561
VIVUS, Inc.*	7,525	60,727

		5,884,299
Industrials 5.6%
Aerospace & Defense 1.9%
BE Aerospace, Inc.*	3,338	110,521
European Aeronautic Defence & Space Co. NV	36,800	1,032,443
Northrop Grumman Corp.	10,830	564,893
Raytheon Co.	17,536	716,696
TransDigm Group, Inc.*	6,219	507,906
United Technologies Corp.	26,850	1,889,166

		4,821,625
Airlines 0.1%
Cebu Air, Inc.	35,634	57,676
Ryanair Holdings PLC (ADR)*	3,338	85,954

		143,630
Building Products 0.0%
Congoleum Corp.*	3,800	0
Commercial Services & Supplies 0.3%
Babcock International Group PLC	14,396	146,332
Quad Graphics, Inc.	38	687
Serco Group PLC	9,612	76,158
Stericycle, Inc.*	7,080	571,498

		794,675
Construction & Engineering 0.1%
Aecom Technology Corp.*	3,786	66,899
Chicago Bridge & Iron Co. NV	4,058	116,180
Shui On Construction & Materials Ltd.	52,304	45,323
Yongnam Holdings Ltd.	460,142	81,682

		310,084
Electrical Equipment 0.7%
AMETEK, Inc.	22,503	741,924
Mitsubishi Electric Corp.	28,900	255,950
Prysmian SpA	3,543	46,471
Roper Industries, Inc.	10,240	705,638
Schneider Electric SA	3,390	182,513

		1,932,496
Machinery 1.4%
Altra Holdings, Inc.*	4,151	48,027
Amtek Engineering Ltd.*	123,152	60,333
Andritz AG	1,214	99,540
Austal Ltd.	26,484	55,576
Dover Corp.	27,589	1,285,647
EVA Precision Industrial Holdings Ltd.	477,696	118,696
Joy Global, Inc.	729	45,475
Nabtesco Corp.	7,900	149,688
Navistar International Corp.* (b)	11,840	380,301
Parker Hannifin Corp.	13,249	836,409
Rational AG	449	100,081
Rotork PLC	3,669	88,316
SPX Corp.	7,842	355,321
WABCO Holdings, Inc.*	1,378	52,171

		3,675,581
Marine 0.1%
Kawasaki Kisen Kaisha Ltd.	43,000	89,331
Mitsui O.S.K Lines Ltd.	57,229	219,333

		308,664
Professional Services 0.0%
Brunel International NV	2,082	66,805
Road & Rail 0.4%
Norfolk Southern Corp.	16,487	1,006,037
Trading Companies & Distributors 0.5%
JFE Shoji Holdings, Inc.	17,847	78,471
MISUMI Group, Inc.	5,783	128,332
Mitsubishi Corp.	47,367	964,614
Sumikin Bussan Corp.	35,062	79,076

		1,250,493
Transportation Infrastructure 0.1%
Koninklijke Vopak NV	2,758	132,133
Information Technology 9.6%
Communications Equipment 1.4%
Brocade Communications Systems, Inc.*	76,994	332,614
Cisco Systems, Inc.	54,084	837,761
Harris Corp. (b)	2,011	68,716
Nokia Corp.	16,000	90,631
Polycom, Inc.*	2,133	39,183
QUALCOMM, Inc.	41,119	1,999,617
Riverbed Technology, Inc.*	9,070	181,037
Sycamore Networks, Inc.	3,109	56,118

		3,605,677
Computers & Peripherals 2.5%
Apple, Inc.*	11,349	4,326,012
EMC Corp.* (b)	70,203	1,473,561
Hewlett-Packard Co.	23,252	522,007

		6,321,580
Electronic Equipment, Instruments & Components 0.2%
Cognex Corp.	2,822	76,504
E Ink Holdings, Inc.	61,080	126,668
Itron, Inc.*	1,796	52,982
Kingboard Chemical Holdings Ltd.	20,817	56,007
Nippon Electric Glass Co., Ltd.	9,000	81,541

		393,702
Internet Software & Services 0.4%
Google, Inc. "A"*	1,303	670,237
Internet Initiative Japan, Inc.	17	79,278
NIC, Inc.	5,760	65,952
United Internet AG (Registered)	6,131	103,460

		918,927
IT Services 1.1%
Accenture PLC "A"	22,190	1,168,969
Cap Gemini	4,900	163,293
Cardtronics, Inc.*	5,681	130,209
International Business Machines Corp. (b)	5,909	1,034,252
VeriFone Systems, Inc.*	11,521	403,466

		2,900,189
Semiconductors & Semiconductor Equipment 0.9%
ARM Holdings PLC	14,563	124,644
Atmel Corp.*	5,344	43,126
EZchip Semiconductor Ltd.*	1,568	52,089
FSI International, Inc.* (b)	15,420	29,144
Intel Corp. (b)	75,778	1,616,345
Skyworks Solutions, Inc.*	29,141	522,789

		2,388,137
Software 3.1%
Check Point Software Technologies Ltd.*	12,283	648,051
Dassault Systemes SA	21,600	1,525,167
Microsoft Corp.	97,540	2,427,771
NetQin Mobile, Inc. "A" (ADR)* (b)	2,884	11,046
Oracle Corp.	65,252	1,875,342
Rovi Corp.*	1,804	77,536
SAP AG	22,398	1,141,743
Solera Holdings, Inc.	6,633	334,967
TiVo, Inc.*	6,116	57,123

		8,098,746
Materials 2.7%
Chemicals 1.4%
Air Products & Chemicals, Inc.	11,204	855,649
Ecolab, Inc.	7,101	347,168
Huntsman Corp.	31,438	304,005
Lanxess AG	3,200	153,823
Potash Corp. of Saskatchewan, Inc.	13,267	573,400
Praxair, Inc.	8,942	835,898
STR Holdings, Inc.* (b)	3,471	28,150
The Mosaic Co.	11,870	581,274

		3,679,367
Containers & Packaging 0.3%
Sonoco Products Co.	28,169	795,211
Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc.	27,405	834,482
Goldcorp, Inc.	12,957	591,358
Newcrest Mining Ltd.	12,550	413,580
Newmont Mining Corp.	2,635	165,742
Randgold Resources Ltd. (ADR)	992	95,946
Thompson Creek Metals Co., Inc.*	5,942	36,068
Walter Energy, Inc.	4,137	248,261

		2,385,437
Paper & Forest Products 0.1%
Schweitzer-Mauduit International, Inc.	1,932	107,941
Telecommunication Services 2.3%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	38,870	1,108,572
Bezeq Israeli Telecommunication Corp., Ltd.	124,000	232,467
CenturyLink, Inc.	39,339	1,302,908
Inmarsat PLC	32,400	246,170
TeliaSonera AB	159,000	1,049,167

		3,939,284
Wireless Telecommunication Services 0.8%
American Tower Corp. "A"*	14,556	783,113
Softbank Corp.	7,300	213,692
Vodafone Group PLC (ADR)	35,894	920,681

		1,917,486
Utilities 3.5%
Electric Utilities 2.5%
American Electric Power Co., Inc.	22,712	863,510
Duke Energy Corp.	39,791	795,422
Entergy Corp.	13,818	915,995
Exelon Corp.	26,812	1,142,460
FirstEnergy Corp.	31,198	1,401,102
Kyushu Electric Power Co., Inc.	8,100	130,512
Red Electrica Corporacion SA	4,600	209,918
Southern Co.	20,336	861,636
Tokyo Electric Power Co., Inc.*	28,100	86,219

		6,406,774
Gas Utilities 0.4%
Snam Rete Gas SpA	211,800	977,696
Multi-Utilities 0.5%
Centrica PLC	27,800	127,795
PG&E Corp.	26,812	1,134,416

		1,262,211
Water Utilities 0.1%
American Water Works Co., Inc.	9,955	300,442

Total Common Stocks (Cost $132,557,809)		135,606,627
Preferred Stock 0.1%
Consumer Discretionary
Porsche Automobil Holding SE (Cost $354,259)	5,200	248,925
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	80	14
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	3,400	423
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	170	1,138

Total Warrants (Cost $30,283)		1,575

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 7.1%
Consumer Discretionary 1.2%
AMC Entertainment, Inc.:
8.0%, 3/1/2014 (b)		35,000	33,775
8.75%, 6/1/2019		135,000	132,638
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		35,000	33,425
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		15,000	13,725
Cablevision Systems Corp., 8.625%, 9/15/2017		250,000	260,312
Caesar's Entertainment Operating Co., Inc., 11.25%, 6/1/2017		80,000	80,700
CCO Holdings LLC, 6.5%, 4/30/2021		200,000	189,000
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		195,000	193,050
DIRECTV Holdings LLC:
6.0%, 8/15/2040		130,000	138,750
6.35%, 3/15/2040		51,000	56,800
DISH DBS Corp.:
6.625%, 10/1/2014		40,000	40,450
7.125%, 2/1/2016		35,000	35,438
7.875%, 9/1/2019		155,000	158,100
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		25,000	31
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		30,000	30,000
Hertz Corp., 6.75%, 4/15/2019		255,000	231,412
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		165,000	160,463
Mediacom Broadband LLC, 8.5%, 10/15/2015		20,000	19,900
NBCUniversal Media LLC, 5.95%, 4/1/2041		247,000	274,783
Time Warner Cable, Inc., 4.0%, 9/1/2021 (b)		150,000	146,688
Time Warner, Inc.:
5.875%, 11/15/2016		147,000	166,154
7.625%, 4/15/2031		175,000	218,443
Travelport LLC, 4.951% **, 9/1/2014		20,000	11,600
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		265,000	265,000
Univision Communications, Inc., 144A, 6.875%, 5/15/2019		25,000	22,250
Yum! Brands, Inc.:
3.875%, 11/1/2020		210,000	212,353
5.3%, 9/15/2019		65,000	73,398

			3,198,638
Consumer Staples 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019		500,000	649,344
CVS Caremark Corp., 5.75%, 5/15/2041		65,000	72,813
Kroger Co., 5.4%, 7/15/2040 (b)		110,000	120,595

			842,752
Energy 1.1%
Arch Coal, Inc., 144A, 7.25%, 6/15/2021		340,000	327,250
Bill Barrett Corp., 7.625%, 10/1/2019		10,000	9,825
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		10,000	9,800
Bristow Group, Inc., 7.5%, 9/15/2017		30,000	30,900
Chesapeake Energy Corp., 6.875%, 11/15/2020 (b)		175,000	182,875
CONSOL Energy, Inc., 8.0%, 4/1/2017		220,000	229,900
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		200,000	266,119
Enterprise Products Operating LLC, 6.125%, 10/15/2039		230,000	250,419
Kinder Morgan Energy Partners LP, 7.3%, 8/15/2033		360,000	427,895
Linn Energy LLC, 144A, 6.5%, 5/15/2019		85,000	78,200
ONEOK Partners LP, 6.15%, 10/1/2016		201,000	228,359
Plains All American Pipeline LP, 8.75%, 5/1/2019		300,000	382,854
Weatherford International Ltd., 5.125%, 9/15/2020		300,000	305,310

			2,729,706
Financials 2.1%
Ally Financial, Inc., 6.25%, 12/1/2017 (b)		260,000	226,489
American Express Credit Corp., 2.8%, 9/19/2016 (b)		450,000	447,768
Ashton Woods U.S.A. LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		36,400	25,480
Bank of America Corp., Series L, 7.625%, 6/1/2019		250,000	262,604
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		78,000	80,110
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		30,000	30,750
CIT Group, Inc.:
7.0%, 5/1/2015		355	352
144A, 7.0%, 5/4/2015 (b)		65,000	64,513
144A, 7.0%, 5/2/2017		80,000	77,600
CNA Financial Corp., 5.75%, 8/15/2021		265,000	267,400
Ford Motor Credit Co., LLC, 5.875%, 8/2/2021 (b)		260,000	258,618
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		10,000	10,150
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		130,000	107,250
International Lease Finance Corp., 6.25%, 5/15/2019		80,000	69,535
JPMorgan Chase & Co., 2.6%, 1/15/2016		700,000	684,741
Lincoln National Corp., 8.75%, 7/1/2019		130,000	154,085
Morgan Stanley:
3.45%, 11/2/2015		45,000	41,443
5.75%, 1/25/2021		260,000	239,217
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		119,000	116,384
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		10,000	8,325
PNC Bank NA, 6.875%, 4/1/2018		300,000	347,417
Prudential Financial, Inc., 7.375%, 6/15/2019		30,000	35,154
Santander U.S. Debt SA Unipersonal, 144A, 2.991%, 10/7/2013		500,000	480,558
SunTrust Banks, Inc., 3.6%, 4/15/2016		98,000	99,358
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018		260,000	269,432
Toyota Motor Credit Corp., 2.0%, 9/15/2016		500,000	497,708
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		150,000	141,000
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		215,000	232,200

			5,275,641
Health Care 0.7%
Express Scripts, Inc.:
6.25%, 6/15/2014		250,000	275,178
7.25%, 6/15/2019		320,000	392,362
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021		240,000	225,000
HCA, Inc., 8.5%, 4/15/2019		10,000	10,600
McKesson Corp., 4.75%, 3/1/2021		200,000	226,251
Quest Diagnostics, Inc.:
4.7%, 4/1/2021		300,000	321,884
6.4%, 7/1/2017		250,000	295,244

			1,746,519
Industrials 0.2%
Actuant Corp., 6.875%, 6/15/2017		20,000	20,400
ARAMARK Corp., 8.5%, 2/1/2015		10,000	10,125
BE Aerospace, Inc.:
6.875%, 10/1/2020		160,000	166,800
8.5%, 7/1/2018		50,000	53,500
Belden, Inc., 7.0%, 3/15/2017		25,000	25,000
Burlington Northern Santa Fe LLC, 3.45%, 9/15/2021		43,000	43,788
Cenveo Corp., 144A, 10.5%, 8/15/2016		10,000	8,000
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		66,148	39,689
CSX Corp., 6.15%, 5/1/2037		150,000	184,480
Owens Corning, Inc., 9.0%, 6/15/2019		10,000	11,807
United Rentals North America, Inc., 10.875%, 6/15/2016		35,000	37,800

			601,389
Information Technology 0.2%
Applied Materials, Inc., 5.85%, 6/15/2041		260,000	289,639
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		70,000	71,925
MasTec, Inc., 7.625%, 2/1/2017		35,000	34,300

			395,864
Materials 0.4%
Appleton Papers, Inc., 11.25%, 12/15/2015		15,000	14,550
Crown Americas LLC, 7.625%, 5/15/2017		10,000	10,575
Dow Chemical Co., 4.25%, 11/15/2020 (b)		185,000	185,994
FMG Resources (August 2006) Pty Ltd., 144A, 6.375%, 2/1/2016		250,000	225,000
GEO Specialty Chemicals, Inc.:
7.5%, 3/31/2015 (PIK)		209,283	179,983
10.0%, 3/31/2015		206,080	191,654
Graphic Packaging International, Inc., 9.5%, 6/15/2017		30,000	32,100
Momentive Performance Materials, Inc., 9.0%, 1/15/2021		40,000	27,400
NewMarket Corp., 7.125%, 12/15/2016		65,000	66,950
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		10,000	10,400
Sealed Air Corp.:
144A, 8.125%, 9/15/2019 (d)		10,000	10,100
144A, 8.375%, 9/15/2021 (d)		10,000	10,100
Silgan Holdings, Inc., 7.25%, 8/15/2016		20,000	20,700
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) *		43,120	20,159

			1,005,665
Telecommunication Services 0.6%
American Tower Corp., 7.25%, 5/15/2019 (b)		175,000	201,117
AT&T, Inc., 3.875%, 8/15/2021		64,000	65,834
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		100,000	97,000
8.375%, 10/15/2020		20,000	18,600
Cricket Communications, Inc., 10.0%, 7/15/2015		50,000	49,625
Digicel Ltd., 144A, 8.25%, 9/1/2017		125,000	117,500
ERC Ireland Preferred Equity Ltd., 144A, 8.535% **, 2/15/2017 (PIK)	EUR	115,374	1,546
Frontier Communications Corp., 6.625%, 3/15/2015		250,000	251,875
Intelsat Jackson Holdings SA, 144A, 7.5%, 4/1/2021		125,000	116,250
Intelsat Luxembourg SA, 11.25%, 2/4/2017		67,000	58,122
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		250,000	220,000
Sprint Nextel Corp., 8.375%, 8/15/2017		240,000	223,200
Windstream Corp.:
7.0%, 3/15/2019		25,000	24,000
7.75%, 10/15/2020		75,000	73,125
7.875%, 11/1/2017		130,000	131,625

			1,649,419
Utilities 0.3%
AES Corp.:
8.0%, 10/15/2017		35,000	35,175
8.0%, 6/1/2020		30,000	30,000
Calpine Corp., 144A, 7.5%, 2/15/2021		195,000	186,225
DTE Energy Co., 7.625%, 5/15/2014		81,000	92,604
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		234,000	255,795
Sempra Energy, 6.5%, 6/1/2016		135,000	157,953

			757,752

Total Corporate Bonds (Cost $18,106,843)			18,203,345
Asset-Backed 0.8%
Automobile Receivables 0.1%
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		379,000	384,395
Credit Card Receivables 0.2%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.979% **, 8/15/2018		550,000	575,456
Student Loans 0.5%
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.322% **, 11/27/2018		515,599	508,089
"A4", Series 2006-1, 0.393% **, 11/23/2022		675,000	659,100

			1,167,189

Total Asset-Backed (Cost $2,130,784)			2,127,040
Mortgage-Backed Securities Pass-Throughs 10.6%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039		1,673,129	1,762,341
4.5%, 6/1/2041		1,237,704	1,310,032
6.0%, 3/1/2038		28,015	30,700
Federal National Mortgage Association:
2.451% **, 8/1/2037		153,815	161,913
3.0%, 12/1/2025 (d)		3,150,000	3,244,008
3.5%, 6/1/2040 (d)		2,600,000	2,670,281
4.0%, with various maturities from 5/1/2039 until 11/1/2039 (d)		8,621,094	9,046,306
4.5%, with various maturities from 9/1/2035 until 5/1/2041		1,276,842	1,355,874
5.0%, 3/1/2040		2,320,375	2,496,216
6.0%, with various maturities from 1/1/2024 until 8/1/2037		1,719,867	1,898,722
6.5%, with various maturities from 5/1/2017 until 1/1/2038		38,534	42,527
8.0%, 9/1/2015		51,110	55,274
Government National Mortgage Association, 5.5%, 3/1/2036 (d)		2,750,000	3,043,262

Total Mortgage-Backed Securities Pass-Throughs (Cost $26,797,527)			27,117,456
Commercial Mortgage-Backed Securities 0.6%
LB-UBS Commercial Mortgage Trust:
"A4", Series 2006-C1, 5.156%, 2/15/2031		1,250,000	1,351,412
"A4", Series 2007-C6, 5.858%, 7/15/2040		260,000	278,239

Total Commercial Mortgage-Backed Securities (Cost $1,559,253)			1,629,651
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corp., "H", Series 2278, 6.5%, 1/15/2031		153	172
Government National Mortgage Association:
"IU", Series 2010-164, Interest Only, 2.0%, 12/20/2013		1,585,552	52,221
"PI", Series 2010-84, Interest Only, 4.5%, 2/20/2033		3,243,957	232,881
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		1,033,600	171,919

Total Collateralized Mortgage Obligations (Cost $568,027)			457,193
Government & Agency Obligations 11.9%
Sovereign Bonds 2.7%
Federal Republic of Germany-Inflation Linked Note, 2.25%, 4/15/2013	EUR	218,580	305,406
Government of Canada-Inflation Linked Bond, 4.0%, 12/1/2031	CAD	242,922	375,607
Government of France-Inflation Linked Bonds:
1.0%, 7/25/2017	EUR	246,818	345,621
2.25%, 7/25/2020	EUR	641,405	968,541
3.15%, 7/25/2032	EUR	352,114	633,128
Government of Japan-Inflation Linked Bond, Series 9, 1.1%, 9/10/2016	JPY	23,880,000	318,121
Government of Sweden-Inflation Linked Bond, Series 3105, 3.5%, 12/1/2015	SEK	2,650,000	534,125
Republic of Italy-Inflation Linked Bond, 2.1%, 9/15/2017	EUR	177,717	212,810
State of Qatar, 144A, 6.4%, 1/20/2040		100,000	121,750
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	557,074	1,050,359
1.875%, 11/22/2022	GBP	342,390	660,591
2.0%, 1/26/2035	GBP	190,000	557,996
2.5%, 8/16/2013	GBP	75,000	331,400
2.5%, 7/26/2016	GBP	112,000	591,148

			7,006,603
U.S. Treasury Obligations 9.2%
U.S. Treasury Bill, 0.015% ***, 3/8/2012 (e)		221,000	220,957
U.S. Treasury Bonds:
4.75%, 2/15/2037 (b)		2,300,000	3,089,187
5.375%, 2/15/2031 (b)		1,000,000	1,406,719
7.125%, 2/15/2023 (b)		2,800,000	4,223,626
U.S. Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040		188,141	238,719
2.375%, 1/15/2025		803,002	991,895
3.625%, 4/15/2028		258,404	371,658
3.875%, 4/15/2029		219,878	330,831
U.S. Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		307,787	338,061
2.375%, 1/15/2017		532,119	611,895
2.5%, 7/15/2016		469,848	539,994
U.S. Treasury Notes:
1.0%, 1/15/2014		605,000	614,028
1.75%, 1/31/2014 (b)		8,000,000	8,260,000
3.125%, 5/15/2019 (b)		500,000	557,031
4.5%, 11/15/2015 (b)		1,500,000	1,730,039

			23,524,640

Total Government & Agency Obligations (Cost $27,243,826)			30,531,243
Loan Participations and Assignments 0.0%
Senior Loans **
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, 2.369%, 3/26/2014		1,336	928
Term Loan, 2.369%, 3/26/2014		21,604	14,996

Total Loan Participations and Assignments (Cost $22,475)			15,924
Municipal Bonds and Notes 0.4%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (f)		125,000	143,899
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (f)		185,000	214,889
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (f)		500,000	510,450
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (f)		150,000	187,492

Total Municipal Bonds and Notes (Cost $960,265)			1,056,730
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (g)		218,000	220,416
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		40,000	29,600

Total Preferred Securities (Cost $243,156)			250,016

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $2,000)	2	2,000

	Shares	Value ($)
Exchange-Traded Funds 14.5%
iShares JPMorgan USD Emerging Markets Bond Fund	37,064	3,907,657
iShares Russell 2000 Value Index Fund	90,645	5,169,484
SPDR Barclays Capital International Treasury Bond	64,630	3,884,909
Vanguard MSCI Emerging Markets Fund	209,140	7,506,035
Vanguard Total Bond Market Fund	200,217	16,766,172

Total Exchange-Traded Funds (Cost $34,540,182)		37,234,257
Securities Lending Collateral 13.1%
Daily Assets Fund Institutional, 0.17% (h) (i) (Cost $33,600,747)	33,600,747	33,600,747
Cash Equivalents 6.7%
Central Cash Management Fund, 0.1% (h) (Cost $17,200,723)	17,200,723	17,200,723

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $295,918,159) †	118.8	305,283,452
Other Assets and Liabilities, Net	(18.8)	(48,230,776)

Net Assets	100.0	257,052,676

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	25,000	USD	25,000	31
Wolverine Tube, Inc.*	15.0%	3/31/2012	43,120	USD	43,120	20,159
					68,120	20,190

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2011.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $298,997,286.  At September 30, 2011, net unrealized appreciation for all securities based on tax cost was $6,286,166.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $26,557,062 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,270,896.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $32,541,671, which is 12.7% of net assets.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	When-issued or delayed delivery security included.
(e)	At September 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Japanese Government Bond	JPY	12/9/2011	1	1,844,030	(6,628)
Federal Republic of Germany Euro-Bund	EUR	12/8/2011	65	11,886,060	7,209
S&P 500 E-Mini Index	USD	12/16/2011	30	1,689,000	(53,188)
United Kingdom Long Gilt Bond	GBP	12/28/2011	50	10,135,325	222,541
Total net unrealized appreciation					169,934

At September 30, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	12/15/2011	29	3,206,733	15,963
10 Year Canadian Government Bond	CAD	12/19/2011	27	3,424,535	(75,331)
10 Year U.S. Treasury Note	USD	12/20/2011	83	10,797,781	(120,164)
2 Year U.S. Treasury Note	USD	12/30/2011	91	20,038,484	21,505
30 Year U.S. Treasury Bond	USD	12/20/2011	50	7,131,250	(196,326)
Federal Republic of Germany Euro-Schatz	EUR	12/8/2011	58	8,518,464	15,545
Total net unrealized depreciation					(338,808)

As of September 30, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

JPY	35,670,000	USD	465,082	10/18/2011	2,500	UBS AG
CHF	1,170,000	USD	1,331,907	10/18/2011	40,633	UBS AG
NZD	710,000	USD	580,904	10/18/2011	40,343	UBS AG
EUR	3,200,000	USD	4,376,928	10/18/2011	90,324	UBS AG
AUD	1,770,000	USD	1,800,320	10/18/2011	91,735	UBS AG
Total unrealized appreciation					265,535

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	3,825,765	NOK	21,730,000	10/18/2011	(127,322)	UBS AG
USD	946,531	CAD	940,000	10/18/2011	(49,910)	UBS AG
USD	473,010	GBP	300,000	10/18/2011	(5,276)	UBS AG
USD	515,349	SEK	3,470,000	10/18/2011	(10,106)	UBS AG
Total unrealized depreciation					(192,614)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(j)
Consumer Discretionary	$9,573,389	$2,314,816	$2,019	$11,890,224
Consumer Staples	13,140,119	1,749,453	—	14,889,572
Energy	12,374,831	1,008,191	—	13,383,022
Financials	8,172,975	7,356,829	—	15,529,804
Health Care	15,234,441	4,087,473	—	19,321,914
Industrials	10,087,350	4,354,873	0	14,442,223
Information Technology	21,134,526	3,492,855	—	24,627,381
Materials	6,400,553	567,403	1,138	6,969,094
Telecommunication Services	4,115,274	1,741,496	—	5,856,770
Utilities	7,414,983	1,532,140	—	8,947,123
Fixed Income Investments(j)
Corporate Bonds	—	17,792,019	411,326	18,203,345
Asset Backed	—	2,127,040	—	2,127,040
Mortgage-Backed Securities Pass- Throughs	—	27,117,456	—	27,117,456
Commercial Mortgage-Backed Securities	—	1,629,651	—	1,629,651
Collateralized Mortgage Obligations	—	457,193	—	457,193
Government & Agency Obligations	—	30,531,243	—	30,531,243
Loan Participations and Assignments	—	15,924	—	15,924
Municipal Bonds and Notes	—	1,056,730	—	1,056,730
Preferred Securities	—	250,016	—	250,016
Other Investments	—	—	2,000	2,000
Exchange-Traded Funds	37,234,257	—	—	37,234,257
Short-Term Investments(j)	50,801,470	—	—	50,801,470
Derivatives (k)	282,763	265,535	—	548,298
Total	$195,966,931	$109,448,336	$416,483	$305,831,750
Liabilities
Derivatives (k)	$(451,637)	$(192,614)	$—	$(644,251)
Total	$(451,637)	$(192,614)	$—	$(644,251)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments
	Consumer Discretionary	Industrials	Materials	Corporate Bonds	Other Investments	Total
Balance as of December 31, 2010	$39	$0	$1,934	$414,996	$2,000	$418,969
Realized gain (loss)	—	—	—	(166,865)	—	(166,865)
Change in unrealized appreciation (depreciation)	958	0	(796)	164,397	0	164,559
Amortization premium/discount	—	—	—	2,370	—	2,370
Purchases	1,022	—	—	3,448	—	4,470
(Sales)	—	—	—	(7,020)	—	(7,020)
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of September 30, 2011	$2,019	$0	$1,138	$411,326	$2,000	$416,483
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2011	$958	$0	$(796)	$(4,747)	$0	$(4,585)

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(53,188)	$—
Foreign Exchange Contracts	$—	$72,921
Interest Rate Contracts	$(115,686)	$—

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Blue Chip VIP
	Shares	Value ($)
Common Stocks 98.6%
Consumer Discretionary 13.0%
Hotels Restaurants & Leisure 2.6%
Chipotle Mexican Grill, Inc.*	1,100	333,245
Las Vegas Sands Corp.*	10,300	394,902
Starbucks Corp.	10,800	402,732
Wynn Resorts Ltd.	10,000	1,150,800

		2,281,679
Internet & Catalog Retail 0.9%
Priceline.com, Inc.*	1,700	764,082
Leisure Equipment & Products 0.6%
Mattel, Inc.	11,800	305,502
Polaris Industries, Inc.	4,100	204,877
Sturm, Ruger & Co., Inc.	600	15,588

		525,967
Media 3.3%
CBS Corp. "B"	55,400	1,129,052
Comcast Corp. "A"	74,000	1,546,600
McGraw-Hill Companies, Inc.	2,900	118,900
Viacom, Inc. "B"	4,900	189,826

		2,984,378
Multiline Retail 1.5%
Dillard's, Inc. "A" (a)	15,908	691,680
Macy's, Inc.	25,700	676,424

		1,368,104
Specialty Retail 2.4%
Aaron's, Inc.	3,200	80,800
Abercrombie & Fitch Co. "A"	4,800	295,488
Bed Bath & Beyond, Inc.*	600	34,386
Foot Locker, Inc.	11,400	229,026
Genesco, Inc.*	1,000	51,530
Limited Brands, Inc.	18,400	708,584
TJX Companies, Inc.	13,700	759,939
Ulta Salon, Cosmetics & Fragrance, Inc.*	500	31,115

		2,190,868
Textiles, Apparel & Luxury Goods 1.7%
VF Corp.	12,300	1,494,696
Consumer Staples 9.3%
Beverages 0.4%
Coca-Cola Enterprises, Inc.	7,900	196,552
Hansen Natural Corp.*	1,700	148,393

		344,945
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	8,700	714,444
CVS Caremark Corp.	27,500	923,450
Walgreen Co.	9,200	302,588
Whole Foods Market, Inc.	4,300	280,833

		2,221,315
Food Products 2.9%
Bunge Ltd.	2,600	151,554
Campbell Soup Co.	3,100	100,347
Fresh Del Monte Produce, Inc.	3,700	85,840
Hormel Foods Corp.	900	24,318
Kraft Foods, Inc. "A"	29,900	1,004,042
The Hershey Co.	8,900	527,236
Tyson Foods, Inc. "A"	42,700	741,272

		2,634,609
Household Products 0.7%
Colgate-Palmolive Co.	7,200	638,496
Personal Products 0.9%
Herbalife Ltd.	14,600	782,560
Nu Skin Enterprises, Inc. "A"	1,400	56,728

		839,288
Tobacco 1.9%
Philip Morris International, Inc.	27,200	1,696,736
Energy 11.4%
Energy Equipment & Services 1.5%
Basic Energy Services, Inc.*	3,000	42,480
Complete Production Services, Inc.*	9,700	182,845
Helix Energy Solutions Group, Inc.*	2,600	34,060
Helmerich & Payne, Inc.	1,200	48,720
National Oilwell Varco, Inc.	13,900	711,958
SEACOR Holdings, Inc.	200	16,042
Superior Energy Services, Inc.*	900	23,616
Weatherford International Ltd.*	21,100	257,631

		1,317,352
Oil, Gas & Consumable Fuels 9.9%
Apache Corp.	5,400	433,296
Bill Barrett Corp.*	1,500	54,360
Chevron Corp.	26,900	2,488,788
ConocoPhillips	30,300	1,918,596
CVR Energy, Inc.*	3,900	82,446
HollyFrontier Corp.	6,800	178,296
Marathon Oil Corp.	32,400	699,192
Marathon Petroleum Corp.	16,100	435,666
SM Energy Co.	3,000	181,950
Stone Energy Corp.*	2,700	43,767
Tesoro Corp.*	41,000	798,270
Valero Energy Corp.	82,900	1,473,962
W&T Offshore, Inc.	5,000	68,800
Western Refining, Inc.*	4,800	59,808

		8,917,197
Financials 11.9%
Capital Markets 0.3%
American Capital Ltd.*	16,300	111,166
Franklin Resources, Inc.	600	57,384
TD Ameritrade Holding Corp.	7,500	110,288

		278,838
Commercial Banks 2.3%
Bank of Montreal	3,300	184,305
KeyCorp	80,600	477,958
Regions Financial Corp.	75,300	250,749
SunTrust Banks, Inc.	36,600	656,970
Zions Bancorp. (a)	34,600	486,822

		2,056,804
Consumer Finance 2.9%
American Express Co.	900	40,410
Capital One Financial Corp. (a)	34,500	1,367,235
Cash America International, Inc.	300	15,348
Discover Financial Services	52,400	1,202,056
World Acceptance Corp.*	300	16,785

		2,641,834
Diversified Financial Services 1.6%
CBOE Holdings, Inc.	1,800	44,046
CME Group, Inc. "A"	2,800	689,920
IntercontinentalExchange, Inc.*	800	94,608
NYSE Euronext	5,500	127,820
The NASDAQ OMX Group, Inc.*	19,800	458,172

		1,414,566
Insurance 3.8%
ACE Ltd.	17,300	1,048,380
Allied World Assurance Co. Holdings AG	3,200	171,872
Arch Capital Group Ltd.*	2,300	75,152
Assurant, Inc.	1,600	57,280
Chubb Corp.	22,300	1,337,777
Everest Re Group Ltd.	600	47,628
Fidelity National Financial, Inc. "A"	3,100	47,058
First American Financial Corp.	900	11,520
Mercury General Corp.	300	11,505
PartnerRe Ltd.	1,000	52,270
ProAssurance Corp.	400	28,808
The Travelers Companies, Inc.	9,100	443,443
XL Group PLC	2,700	50,760

		3,383,453
Real Estate Investment Trusts 1.0%
American Capital Agency Corp. (REIT) (a)	10,400	281,840
Annaly Capital Management, Inc. (REIT)	17,000	282,710
Public Storage (REIT)	2,000	222,700
Rayonier, Inc. (REIT)	2,150	79,098

		866,348
Health Care 15.5%
Biotechnology 1.5%
Alexion Pharmaceuticals, Inc.*	1,600	102,496
Biogen Idec, Inc.*	12,800	1,192,320

		1,294,816
Health Care Providers & Services 6.0%
Aetna, Inc.	26,900	977,815
AmerisourceBergen Corp.	1,500	55,905
Cardinal Health, Inc.	8,000	335,040
CIGNA Corp.	2,200	92,268
Coventry Health Care, Inc.*	12,200	351,482
Humana, Inc.	19,800	1,440,054
UnitedHealth Group, Inc.	32,100	1,480,452
WellPoint, Inc.	10,300	672,384

		5,405,400
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.*	1,600	81,024
Pharmaceuticals 7.9%
Abbott Laboratories	24,000	1,227,360
Bristol-Myers Squibb Co.	50,300	1,578,414
Eli Lilly & Co.	45,100	1,667,347
Endo Pharmaceuticals Holdings, Inc.*	7,600	212,724
Forest Laboratories, Inc.*	36,300	1,117,677
Johnson & Johnson	1,100	70,081
Merck & Co., Inc.	24,100	788,311
Par Pharmaceutical Companies, Inc.*	5,100	135,762
Pfizer, Inc.	9,500	167,960
Watson Pharmaceuticals, Inc.*	1,600	109,200

		7,074,836
Industrials 7.7%
Aerospace & Defense 3.7%
Alliant Techsystems, Inc.	500	27,255
Embraer SA (ADR)	1,900	48,203
General Dynamics Corp.	13,100	745,259
HEICO Corp.	700	34,468
L-3 Communications Holdings, Inc.	2,200	136,334
Lockheed Martin Corp.	1,800	130,752
Northrop Grumman Corp.	28,100	1,465,696
Precision Castparts Corp.	1,500	233,190
Raytheon Co.	9,776	399,545
Triumph Group, Inc.	700	34,118

		3,254,820
Airlines 0.3%
Alaska Air Group, Inc.*	5,100	287,079
Commercial Services & Supplies 0.1%
Cintas	1,500	42,210
Clean Harbors, Inc.*	700	35,910

		78,120
Construction & Engineering 1.2%
Chicago Bridge & Iron Co. NV	2,500	71,575
EMCOR Group, Inc.*	4,900	99,617
Fluor Corp.	14,500	674,975
KBR, Inc.	7,200	170,136
MasTec, Inc.*	3,400	59,874

		1,076,177
Industrial Conglomerates 1.0%
Tyco International Ltd.	22,400	912,800
Machinery 0.3%
AGCO Corp.*	2,700	93,339
Eaton Corp.	1,900	67,450
Timken Co.	2,100	68,922

		229,711
Marine 0.0%
Kirby Corp.*	600	31,584
Professional Services 0.0%
Towers Watson & Co. "A"	300	17,934
Road & Rail 0.6%
Ryder System, Inc.	14,800	555,148
Trading Companies & Distributors 0.5%
GATX Corp.	500	15,495
W.W. Grainger, Inc. (a)	2,900	433,666

		449,161
Information Technology 20.2%
Communications Equipment 0.5%
Motorola Solutions, Inc.	10,500	439,950
Computers & Peripherals 6.3%
Apple, Inc.*	7,900	3,011,322
Dell, Inc.*	108,500	1,535,275
Lexmark International, Inc. "A"*	12,200	329,766
Western Digital Corp.*	27,900	717,588

		5,593,951
Electronic Equipment, Instruments & Components 1.9%
Anixter International, Inc. (a)	2,200	104,368
Arrow Electronics, Inc.*	11,700	325,026
Avnet, Inc.*	6,700	174,736
Ingram Micro, Inc. "A"*	5,500	88,715
TE Connectivity Ltd.	12,300	346,122
Tech Data Corp.*	8,900	384,747
Vishay Intertechnology, Inc.* (a)	36,500	305,140

		1,728,854
Internet Software & Services 2.6%
eBay, Inc.*	52,000	1,533,480
IAC/InterActiveCorp.* (a)	20,300	802,865
Sohu.com, Inc.*	600	28,920

		2,365,265
IT Services 3.0%
Amdocs Ltd.*	2,000	54,240
Automatic Data Processing, Inc.	25,500	1,202,325
Computer Sciences Corp.	13,036	350,017
Fiserv, Inc.*	6,000	304,620
MasterCard, Inc. "A"	1,700	539,172
Total System Services, Inc.	5,200	88,036
Western Union Co.	9,600	146,784

		2,685,194
Semiconductors & Semiconductor Equipment 1.8%
Altera Corp.	16,400	517,092
Applied Materials, Inc.	21,900	226,665
GT Advanced Technologies, Inc.* (a)	7,000	49,140
Kulicke & Soffa Industries, Inc.*	4,100	30,586
LSI Corp.*	29,300	151,774
Micron Technology, Inc.*	50,400	254,016
Photronics, Inc.*	3,100	15,438
Teradyne, Inc.*	2,900	31,929
Texas Instruments, Inc.	11,400	303,810

		1,580,450
Software 4.1%
Activision Blizzard, Inc.	37,900	451,010
ANSYS, Inc.*	2,000	98,080
CA, Inc.	9,300	180,513
Microsoft Corp.	106,600	2,653,274
Symantec Corp.*	17,600	286,880

		3,669,757
Materials 6.0%
Chemicals 3.5%
CF Industries Holdings, Inc.	9,700	1,196,883
E.I. du Pont de Nemours & Co.	23,900	955,283
OM Group, Inc.*	1,300	33,761
PPG Industries, Inc.	5,200	367,432
Rockwood Holdings, Inc.*	4,700	158,343
The Mosaic Co.	7,000	342,790
Westlake Chemical Corp.	1,200	41,136

		3,095,628
Metals & Mining 1.6%
Barrick Gold Corp.	14,600	681,090
Newmont Mining Corp.	11,500	723,350

		1,404,440
Paper & Forest Products 0.9%
Domtar Corp.	7,300	497,641
International Paper Co.	14,500	337,125

		834,766
Telecommunication Services 2.5%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	46,600	1,714,880
Wireless Telecommunication Services 0.6%
China Mobile Ltd. (ADR)	2,300	112,033
Telephone & Data Systems, Inc.	700	14,875
Vodafone Group PLC (ADR) (a)	14,100	361,665

		488,573
Utilities 1.1%
Electric Utilities 0.0%
PNM Resources, Inc.	900	14,787
Independent Power Producers & Energy Traders 0.7%
NRG Energy, Inc.* (a)	27,708	587,687
Multi-Utilities 0.4%
Ameren Corp.	12,100	360,217

Total Common Stocks (Cost $89,064,179)		88,174,564
Securities Lending Collateral 5.5%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $4,884,899)	4,884,899	4,884,899
Cash Equivalents 1.2%
Central Cash Management Fund, 0.1% (b) (Cost $1,114,886)	1,114,886	1,114,886

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $95,063,964) †	105.3	94,174,349
Other Assets and Liabilities, Net	(5.3)	(4,700,749)

Net Assets	100.0	89,473,600

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $96,016,735.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $1,842,386.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,282,640 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,125,026.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $4,628,702, which is 5.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	USD	12/16/2011	21	1,182,300	(34,759)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$88,174,564	$—	$—	$88,174,564
Short-Term Investments(d)	5,999,785	—	—	5,999,785
Total	$94,174,349	$—	$—	$94,174,349
Liabilities
Derivatives(e)	$(34,759)	$—	$—	$(34,759)
Total	$(34,759)	$—	$—	$(34,759)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(34,759)

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Core Fixed Income VIP
	Principal Amount ($)	Value ($)
Corporate Bonds 19.5%
Consumer Discretionary 2.6%
AMC Entertainment, Inc., 8.75%, 6/1/2019	143,000	140,498
DIRECTV Holdings LLC:
3.125%, 2/15/2016	200,000	203,487
6.35%, 3/15/2040	112,000	124,737
MGM Resorts International, 9.0%, 3/15/2020	500,000	519,375
NBCUniversal Media LLC, 5.95%, 4/1/2041	172,000	191,347
Time Warner Cable, Inc., 4.0%, 9/1/2021	230,000	224,921
Time Warner, Inc., 7.625%, 4/15/2031	250,000	312,062
Yum! Brands, Inc.:
3.875%, 11/1/2020	300,000	303,361
5.3%, 9/15/2019	100,000	112,921

		2,132,709
Consumer Staples 1.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019	400,000	519,475
CVS Caremark Corp., 5.75%, 5/15/2041	105,000	117,621
Kellogg Co., 4.0%, 12/15/2020	200,000	214,331
Kroger Co., 5.4%, 7/15/2040	150,000	164,448

		1,015,875
Energy 2.8%
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	280,000	372,566
Enterprise Products Operating LLC, 4.6%, 8/1/2012	500,000	513,051
ONEOK Partners LP, 6.15%, 10/1/2016	321,000	364,692
Plains All American Pipeline LP, 8.75%, 5/1/2019	350,000	446,663
Weatherford International Ltd., 5.125%, 9/15/2020	550,000	559,736

		2,256,708
Financials 5.7%
American Express Credit Corp., 2.8%, 9/19/2016	700,000	696,529
Bank of America Corp.:
5.65%, 5/1/2018	365,000	346,579
6.5%, 8/1/2016	80,000	79,444
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016	103,000	105,786
CNA Financial Corp., 5.75%, 8/15/2021	403,000	406,650
JPMorgan Chase & Co., 5.125%, 9/15/2014	500,000	526,573
Lincoln National Corp., 8.75%, 7/1/2019	230,000	272,612
Morgan Stanley, 5.75%, 1/25/2021	400,000	368,027
National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	200,000	287,372
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021	183,000	178,977
Nordea Bank AB, 144A, 4.875%, 5/13/2021	350,000	299,075
PNC Funding Corp., 5.25%, 11/15/2015	450,000	482,960
Prudential Financial, Inc., 7.375%, 6/15/2019	50,000	58,590
SunTrust Banks, Inc., 3.6%, 4/15/2016	150,000	152,079
The Goldman Sachs Group, Inc., 6.0%, 6/15/2020	380,000	390,893

		4,652,146
Health Care 2.5%
Express Scripts, Inc.:
6.25%, 6/15/2014	205,000	225,646
7.25%, 6/15/2019	405,000	496,583
Quest Diagnostics, Inc.:
4.7%, 4/1/2021	650,000	697,416
6.4%, 7/1/2017	500,000	590,487

		2,010,132
Industrials 0.5%
Burlington Northern Santa Fe LLC, 3.45%, 9/15/2021	60,000	61,100
CSX Corp., 6.15%, 5/1/2037	250,000	307,466

		368,566
Information Technology 0.5%
Applied Materials, Inc., 5.85%, 6/15/2041	400,000	445,599
Materials 1.6%
ArcelorMittal, 6.125%, 6/1/2018	500,000	482,685
Corp Nacional del Cobre de Chile, 144A, 3.75%, 11/4/2020	550,000	546,764
Dow Chemical Co., 4.25%, 11/15/2020	285,000	286,531

		1,315,980
Telecommunication Services 1.1%
American Tower Corp., 7.25%, 5/15/2019	250,000	287,310
AT&T, Inc., 3.875%, 8/15/2021	90,000	92,579
Frontier Communications Corp., 7.875%, 4/15/2015	500,000	501,250

		881,139
Utilities 1.0%
DTE Energy Co., 7.625%, 5/15/2014	148,000	169,203
FirstEnergy Solutions Corp., 6.8%, 8/15/2039	292,000	319,197
Sempra Energy, 6.5%, 6/1/2016	290,000	339,306

		827,706

Total Corporate Bonds (Cost $15,360,987)		15,906,560
Mortgage-Backed Securities Pass-Throughs 44.7%
Federal Home Loan Mortgage Corp.:
4.0%, 8/1/2039	1,232,832	1,298,567
4.5%, 6/1/2041	1,980,326	2,096,052
6.0%, with various maturities from 12/1/2034 until 3/1/2038	673,449	742,523
Federal National Mortgage Association:
2.451% *, 8/1/2037	186,749	196,581
3.0%, 12/1/2025 (a)	5,137,500	5,290,823
3.5%, 6/1/2040 (a)	4,000,000	4,108,125
4.0%, with various maturities from 11/1/2039 until 9/1/2040 (a)	15,668,104	16,429,069
4.5%, 10/1/2033	353,566	377,500
5.0%, 8/1/2040	276,815	297,879
5.133% *, 9/1/2038	112,969	118,595
5.5%, with various maturities from 12/1/2032 until 9/1/2036 (a)	1,987,318	2,163,481
6.0%, with various maturities from 4/1/2024 until 7/1/2035 (a)	581,754	653,833
6.5%, with various maturities from 3/1/2017 until 4/1/2037	848,736	936,616
8.0%, 9/1/2015	9,206	9,956
Government National Mortgage Association, 5.5%, 3/1/2036 (a)	1,500,000	1,659,961

Total Mortgage-Backed Securities Pass-Throughs (Cost $35,775,159)		36,379,561
Asset-Backed 3.5%
Credit Card Receivables 1.0%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.979% *, 8/15/2018	750,000	784,713
Student Loans 2.5%
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.322% *, 11/27/2018	800,068	788,414
"A4", Series 2006-1, 0.393% *, 11/23/2022	1,300,000	1,269,377

		2,057,791

Total Asset-Backed (Cost $2,857,696)		2,842,504
Commercial Mortgage-Backed Securities 1.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., "A2", Series 2007-2, 5.634%, 4/10/2049	197,984	200,680
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040	400,000	428,060
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 5.828% *, 6/12/2050	900,000	951,975

Total Commercial Mortgage-Backed Securities (Cost $1,516,076)		1,580,715
Collateralized Mortgage Obligations 3.5%
Federal National Mortgage Association:
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025	76,088	9,227
"QD", Series 2005-29, 5.0%, 8/25/2033	435,000	476,584
Government National Mortgage Association:
"IU", Series 2010-164, Interest Only, 2.0%, 12/20/2013	2,331,694	76,795
"CI", Series 2010-145, Interest Only, 4.0%, 11/20/2035	616,281	55,099
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036	1,039,023	117,435
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039	919,008	158,596
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039	479,171	84,273
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040	1,927,997	271,766
"IM", Series 2010-87, Interest Only, 4.75%, 3/20/2036	1,195,113	164,737
"JI", Series 2010-67, Interest Only, 5.0%, 10/20/2033	1,675,502	128,052
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039	1,856,875	308,855
"BI", Series 2010-168, Interest Only, 5.0%, 4/20/2040	5,138,692	743,815
MASTR Alternative Loans Trust, "5A1", Series 2005-1, 5.5%, 1/25/2020	273,322	279,657

Total Collateralized Mortgage Obligations (Cost $3,406,864)		2,874,891
Government & Agency Obligations 29.8%
U.S. Treasury Obligations
U.S. Treasury Bill ** , 0.015%, 3/8/2012 (b)	391,000	390,923
U.S. Treasury Bonds:
4.75%, 2/15/2037 (c)	2,000,000	2,686,250
5.375%, 2/15/2031	2,500,000	3,516,797
7.125%, 2/15/2023	2,400,000	3,620,251
U.S. Treasury Notes:
0.5%, 10/15/2013	5,000,000	5,019,530
1.0%, 1/15/2014	955,000	969,251
1.5%, 7/31/2016 (c)	5,000,000	5,134,400
3.625%, 2/15/2020 (c)	2,500,000	2,885,938

Total Government & Agency Obligations (Cost $22,347,017)		24,223,340
Municipal Bonds and Notes 7.8%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (d)	180,000	207,214
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (d)	265,000	307,813
Glendale, AZ, Municipal Property Corp., Excise Tax Revenue, Series B, 6.157%, 7/1/2033, INS: AGMC (d)	420,000	495,121
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013 (d)	575,000	574,074
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (d)	775,000	791,197
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (d)	200,000	249,990
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series B, 6.1%, 4/1/2015 (d)	680,000	705,860
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014, INS: AMBAC (d)	620,000	630,745
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043 (d)	250,000	310,113
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014, INS: AGC (d)	585,000	663,449
New Jersey, State Educational Facilities Authority Revenue, NJ City University, Series F, 6.85%, 7/1/2036, INS: AGC (d)	395,000	458,299
Newark, NJ, Pension Obligation, 5.853%, 4/1/2022, INS: AGMC (d)	865,000	927,133

Total Municipal Bonds and Notes (Cost $5,835,829)		6,321,008

	Shares	Value ($)
Securities Lending Collateral 12.2%
Daily Assets Fund Institutional, 0.17% (e) (f) (Cost $9,927,198)	9,927,198	9,927,198
Cash Equivalents 18.4%
Central Cash Management Fund, 0.1% (e) (Cost $14,953,739)	14,953,739	14,953,739

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $111,980,565) †	141.3	115,009,516
Other Assets and Liabilities, Net	(41.3)	(33,636,864)

Net Assets	100.0	81,372,652

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 20111.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $111,986,950.  At September 30, 2011, net unrealized appreciation  for all securities based on tax cost was $3,022,566.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,901,041 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $878,475.

(a)	When-issued or delayed delivery security included.
(b)	At September 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for futures contracts.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $9,738,368, which is 12.0% of net assets.
(d)	Taxable issue.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

5 Year U.S. Treasury Note	USD	12/30/2011	23	2,817,141	2,635
Ultra Long Term U.S. Treasury Bond	USD	12/20/2011	10	1,586,250	142,922
Total unrealized appreciation					145,557

At September 30, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	12/20/2011	5	650,469	(6,810)
30 Year U.S. Treasury Bond	USD	12/20/2011	58	8,272,250	(181,647)
Total unrealized depreciation					(188,457)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Corporate Bonds	$—	$15,906,560	$—	$15,906,560
Mortgage-Backed Securities Pass-Throughs	—	36,379,561	—	36,379,561
Asset-Backed	—	2,842,504	—	2,842,504
Commercial Mortgage-Backed Securities	—	1,580,715	—	1,580,715
Collateralized Mortgage Obligations	—	2,874,891	—	2,874,891
Government & Agency Obligations	—	24,223,340	—	24,223,340
Municipal Bonds and Notes	—	6,321,008	—	6,321,008
Short-Term Investments(g)	24,880,937	—	—	24,880,937
Derivatives(h)	145,557	—	—	145,557
Total	$25,026,494	$90,128,579	$—	$115,155,073
Liabilities
Derivatives(h)	$(188,457)	$—	$—	$(188,457)
Total	$(188,457)	$—	$—	$(188,457)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$(42,900)

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Diversified International Equity VIP
	Shares	Value ($)
Common Stocks 86.5%
Australia 3.6%
AGL Energy Ltd.	16,408	224,997
Asciano Ltd.	17,279	23,783
Australia & New Zealand Banking Group Ltd.	2,823	52,427
BHP Billiton Ltd.	4,758	158,085
Brambles Ltd.	13,105	80,851
Coca-Cola Amatil Ltd.	2,294	26,248
Cochlear Ltd.	674	29,949
Commonwealth Bank of Australia	1,574	68,438
Crown Ltd.	9,187	70,004
CSL Ltd.	5,197	148,242
Fairfax Media Ltd. (a)	54,011	42,483
Foster's Group Ltd.	7,671	38,943
Leighton Holdings Ltd.	1,643	28,803
National Australia Bank Ltd.	2,600	55,239
Newcrest Mining Ltd.	1,231	40,567
Origin Energy Ltd.	6,869	87,931
Qantas Airways Ltd.*	18,444	24,694
QBE Insurance Group Ltd.	2,063	25,312
QR National Ltd	14,433	43,629
Rio Tinto Ltd.	735	43,033
Santos Ltd.	6,168	66,699
Sonic Healthcare Ltd.	4,124	45,126
SP AusNet	58,973	52,911
TABCORP Holdings Ltd.	15,130	37,442
Tatts Group Ltd.	24,689	52,829
Telstra Corp., Ltd.	71,485	213,056
Toll Holdings Ltd.	7,945	33,316
Transurban Group (Units)	9,615	49,984
Wesfarmers Ltd.	3,054	92,285
Westfield Group (REIT) (Units)	3,912	28,964
Westpac Banking Corp.	2,569	49,377
Woodside Petroleum Ltd.	3,950	122,284
Woolworths Ltd.	2,335	55,795
WorleyParsons Ltd.	1,721	42,944

(Cost $1,839,875)		2,256,670
Austria 0.4%
Erste Group Bank AG (a)	3,560	90,741
Immofinanz AG* (a)	21,500	61,042
Raiffeisen Bank International AG	881	25,745
Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	1,323	50,244

(Cost $228,099)		227,772
Belgium 1.0%
Ageas	51,209	88,089
Anheuser-Busch InBev NV	3,696	196,012
Delhaize Group	593	34,624
Dexia SA* (a)	10,149	19,257
Groupe Bruxelles Lambert SA	588	41,379
KBC Groep NV (a)	3,750	86,312
Solvay SA	1,159	109,028
Umicore SA (a)	2,235	81,023

(Cost $615,115)		655,724
Bermuda 0.1%
Seadrill Ltd. (a) (Cost $31,566)	3,016	83,523
Canada 10.7%
Agnico-Eagle Mines Ltd.	300	17,936
Alimentation Couche-Tard, Inc. "B"	3,600	101,002
Bank of Montreal	1,300	72,785
Bank of Nova Scotia (a)	2,500	125,775
Barrick Gold Corp. (a)	1,500	70,298
BCE, Inc. (a)	4,700	176,222
Bell Aliant, Inc. (a)	800	21,109
Bombardier, Inc. "B"	19,900	69,695
Brookfield Asset Management, Inc. "A"	1,700	47,014
CAE, Inc. (a)	3,800	35,647
Canadian Imperial Bank of Commerce (a)	1,000	70,026
Canadian National Railway Co. (a)	6,400	427,705
Canadian Natural Resources Ltd. (a)	1,800	52,854
Canadian Pacific Railway Ltd. (a)	2,600	125,348
Canadian Tire Corp., Ltd. "A"	1,700	92,471
Canadian Utilities Ltd. "A"	4,600	272,646
CGI Group, Inc. "A"*	11,100	208,780
Empire Co., Ltd. "A"	900	49,385
EnCana Corp. (a)	1,500	28,872
Finning International, Inc.	2,600	47,514
Fortis, Inc.	10,000	314,248
George Weston Ltd.	900	59,459
Gildan Activewear, Inc.	2,500	64,892
Goldcorp, Inc.	1,200	55,047
Imperial Oil Ltd.	1,000	35,920
Kinross Gold Corp. (a)	2,300	34,174
Loblaw Companies Ltd. (a)	2,100	79,038
Magna International, Inc. "A"	4,506	148,996
Manulife Financial Corp.	4,700	53,553
Metro, Inc. "A" (a)	2,200	96,196
National Bank of Canada (a)	600	40,017
Open Text Corp.*	2,800	146,373
Potash Corp. of Saskatchewan, Inc. (a)	1,300	56,457
Research In Motion Ltd.*	21,100	430,095
Ritchie Bros. Auctioneers, Inc. (a)	1,600	32,461
Rogers Communications, Inc. "B" (a)	9,100	311,496
Royal Bank of Canada	3,300	151,348
Saputo, Inc.	3,800	149,694
Shaw Communications, Inc. "B" (a)	7,800	158,248
Shoppers Drug Mart Corp. (a)	4,800	187,117
SNC-Lavalin Group, Inc.	2,200	92,438
Sun Life Financial, Inc. (a)	2,000	47,772
Suncor Energy, Inc.	2,420	61,799
Teck Resources Ltd. "B"	1,200	35,408
Telus Corp.	1,600	78,404
Telus Corp. (Non-Voting Shares) (a)	3,300	153,836
Thomson Reuters Corp. (b)	1,158	31,312
Thomson Reuters Corp. (b)	6,100	165,321
Tim Hortons, Inc.	3,600	167,340
Toronto-Dominion Bank (a)	2,100	149,479
TransAlta Corp.	11,900	259,031
Valeant Pharmaceuticals International, Inc.	19,000	708,216
Viterra, Inc. (a)	10,100	99,371

(Cost $7,138,867)		6,767,640
Cyprus 0.1%
Bank of Cyprus Public Co., Ltd. (Cost $123,375)	39,609	61,599
Denmark 2.4%
A P Moller-Maersk AS "A"	7	39,283
A P Moller-Maersk AS "B" (a)	15	88,292
Carlsberg AS "B"	5,367	318,349
Coloplast AS "B" (a)	299	43,154
Danske Bank AS*	18,603	260,747
DSV AS	2,622	47,262
Novo Nordisk AS "B"	6,131	609,495
Tryg AS	621	32,637
Vestas Wind Systems AS*	2,251	36,501
William Demant Holding AS*	427	32,046

(Cost $1,536,561)		1,507,766
Finland 3.1%
Fortum Oyj	11,788	276,833
Kone Oyj "B" (a)	1,991	94,470
Metso Corp. (a)	1,709	49,796
Nokia Corp. (a)	52,222	295,807
Outokumpu Oyj (a)	10,866	71,203
Pohjola Bank PLC	5,199	54,641
Rautaruukki Oyj	7,045	70,665
Sampo Oyj "A"	9,439	236,407
Stora Enso Oyj "R"	45,924	268,159
UPM-Kymmene Oyj	41,435	466,424
Wartsila Corp. (a)	2,307	54,784

(Cost $2,240,943)		1,939,189
France 6.7%
Air Liquide SA	1,503	175,756
Alcatel-Lucent* (a)	19,719	56,381
Atos Origin SA	697	30,144
AXA SA (a)	3,081	40,004
BNP Paribas	2,242	88,744
Bouygues SA (a)	734	24,290
Cap Gemini	1,341	44,689
Carrefour SA	4,540	103,281
Casino Guichard-Perrachon SA (a)	794	61,852
Compagnie de Saint-Gobain	755	28,837
Credit Agricole SA	1,831	12,587
DANONE SA	4,560	280,628
Dassault Systemes SA	830	58,606
Electricite de France	2,181	63,375
Essilor International SA (a)	3,351	241,495
France Telecom SA	32,122	526,729
GDF Suez	12,806	382,558
Iliad SA (a)	426	47,672
L'Oreal SA	1,857	181,710
Lafarge SA (a)	1,230	42,344
LVMH Moet Hennessy Louis Vuitton SA	420	55,695
Pernod Ricard SA (a)	1,706	133,764
Sanofi	14,584	957,572
Schneider Electric SA	894	48,132
Societe Generale	2,154	56,438
Suez Environnement Co.	1,869	26,049
Total SA	6,374	281,034
Unibail-Rodamco SE (REIT)	265	47,229
Vallourec SA	299	17,138
Veolia Environnement	2,754	40,221
Vinci SA	944	40,535
Vivendi	2,577	52,616

(Cost $4,176,525)		4,248,105
Germany 5.7%
Adidas AG	1,331	80,308
Allianz SE (Registered)	1,458	137,199
BASF SE	1,618	98,172
Bayer AG	7,244	398,101
Bayerische Motoren Werke (BMW) AG	2,347	155,513
Beiersdorf AG	2,600	139,237
Commerzbank AG*	10,242	25,783
Continental AG* (a)	632	36,318
Daimler AG (Registered)	6,888	305,099
Deutsche Boerse AG*	688	34,548
Deutsche Post AG (Registered)	3,555	45,435
Deutsche Telekom AG (Registered)	48,743	573,376
E.ON AG	9,876	215,385
Fresenius Medical Care AG & Co. KGaA (a)	1,256	85,093
Fresenius SE & Co. KGaA	632	56,090
GEA Group AG	1,223	28,576
Henkel AG & Co. KGaA	3,480	152,274
Infineon Technologies AG (a)	6,144	45,247
K+S AG (Registered)	447	23,502
Kabel Deutschland Holding AG*	519	27,977
Linde AG	332	44,280
Merck KGaA	430	35,185
Metro AG	3,345	140,739
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	598	74,125
RWE AG (a)	2,429	89,442
SAP AG	6,095	310,694
Siemens AG (Registered)	1,513	136,688
Suedzucker AG	2,222	63,048
ThyssenKrupp AG	776	19,047
Volkswagen AG	228	28,257

(Cost $3,575,361)		3,604,738
Greece 0.3%
Alpha Bank A.E.*	25,705	45,657
EFG Eurobank Ergasias*	8,459	10,507
National Bank of Greece SA*	40,623	148,527

(Cost $541,663)		204,691
Hong Kong 2.2%
AIA Group Ltd.	23,000	65,391
Cathay Pacific Airways Ltd.	15,000	24,303
Cheung Kong (Holdings) Ltd.	5,000	53,526
Cheung Kong Infrastructure Holdings Ltd.	7,000	40,853
CLP Holdings Ltd.	17,000	152,171
Esprit Holdings Ltd.	14,495	17,678
Genting Singapore PLC* (a)	156,000	181,290
Hang Seng Bank Ltd. (a)	2,200	25,779
Hong Kong & China Gas Co., Ltd. (a)	41,649	94,091
Hong Kong Exchanges & Clearing Ltd. (a)	3,500	50,223
Hutchison Whampoa Ltd.	31,000	229,483
Li & Fung Ltd. (a)	42,000	69,268
MTR Corp., Ltd.	17,500	52,485
Noble Group Ltd. (a)	29,363	29,328
NWS Holdings Ltd.	30,000	39,891
Power Assets Holdings Ltd.	14,000	107,128
Shangri-La Asia Ltd. (a)	18,000	33,869
SJM Holdings Ltd.	12,000	20,888
Sun Hung Kai Properties Ltd.	5,000	56,650
Swire Pacific Ltd. "A"	1,000	10,332
Yue Yuen Industrial (Holdings) Ltd. (a)	10,500	26,901

(Cost $1,197,996)		1,381,528
Ireland 1.5%
CRH PLC (b)	20,956	323,220
CRH PLC (b)	37,968	592,466
Experian PLC	5,338	60,054

(Cost $1,184,214)		975,740
Italy 3.6%
A2A SpA	20,926	26,029
Assicurazioni Generali SpA (a)	5,770	91,146
Atlantia SpA	5,777	82,853
Banca Monte dei Paschi di Siena SpA	55,503	30,884
Banco Popolare Societa Cooperativa	19,374	31,907
Enel Green Power SpA	16,188	36,868
Enel SpA	79,900	353,506
Eni SpA	11,687	205,346
Fiat Industrial SpA*	14,315	106,738
Fiat SpA	20,225	109,307
Finmeccanica SpA	7,959	54,937
Intesa Sanpaolo (a)	52,637	82,246
Luxottica Group SpA	2,649	67,109
Mediaset SpA	10,870	34,128
Pirelli & C. SpA	4,802	34,076
Prysmian SpA	3,602	47,245
Saipem SpA	1,672	58,625
Snam Rete Gas SpA	16,191	74,740
Telecom Italia SpA	337,823	366,825
Telecom Italia SpA (RSP)	223,543	217,179
Terna - Rete Elettrica Nationale SpA	14,939	55,415
UBI Banca - Unione di Banche Italiane ScpA	3,919	14,471
UniCredit SpA	69,848	74,330

(Cost $2,598,637)		2,255,910
Japan 12.6%
AEON Co., Ltd. (a)	6,800	91,791
Ajinomoto Co., Inc.	7,000	82,785
Alfresa Holdings Corp.	1,000	41,849
Asahi Breweries Ltd. (a)	4,100	86,824
Asahi Kasei Corp.	7,000	42,013
Astellas Pharma, Inc.	3,800	143,356
Bridgestone Corp.	2,100	47,616
Canon, Inc.	1,800	81,490
Central Japan Railway Co.	3	26,139
Chubu Electric Power Co., Inc.	9,000	169,238
Chugai Pharmaceutical Co., Ltd.	2,900	49,142
Chugoku Electric Power Co., Inc.	4,300	75,773
Dai-ichi Life Insurance Co., Ltd.	35	36,160
Daiichi Sankyo Co., Ltd.	5,800	120,768
Daiwa House Industry Co., Ltd.	2,000	25,740
Daiwa Securities Group, Inc. (a)	10,000	37,314
Denso Corp.	1,100	35,257
East Japan Railway Co.	226	13,723
Eisai Co., Ltd.	2,100	84,637
Electric Power Development Co., Ltd.	1,600	47,149
FamilyMart Co., Ltd.	1,000	38,197
FANUC Corp.	300	41,304
FUJIFILM Holdings Corp.	1,800	41,779
Hisamitsu Pharmaceutical Co., Inc. (a)	900	43,220
Hitachi Ltd. (a)	9,000	44,764
Hokkaido Electric Power Co., Inc.	2,100	30,917
Hokuriku Electric Power Co.	2,800	51,867
Honda Motor Co., Ltd.	4,600	134,872
HOYA Corp.	1,400	32,264
Idemitsu Kosan Co., Ltd.	400	35,862
INPEX Corp.	21	129,410
Japan Tobacco, Inc.	44	205,281
JFE Holdings, Inc.	2,300	46,381
JX Holdings, Inc.	22,920	128,641
Kansai Electric Power Co., Inc.	10,000	171,960
Kao Corp.	5,700	158,554
KDDI Corp.	35	240,383
Keyence Corp. (a)	100	27,380
Kikkoman Corp.	3,000	34,246
Kirin Holdings Co., Ltd.	8,000	104,440
Komatsu Ltd.	1,300	28,072
Kyocera Corp.	500	41,768
Kyowa Hakko Kirin Co., Ltd.	5,000	55,672
Kyushu Electric Power Co., Inc.	5,600	90,230
Lawson, Inc. (a)	900	50,869
MEIJI Holdings Co., Ltd.	500	23,683
Miraca Holdings, Inc.	300	13,188
Mitsubishi Chemical Holdings Corp.	6,500	43,979
Mitsubishi Corp.	2,400	48,875
Mitsubishi Estate Co., Ltd.	5,000	80,921
Mitsubishi Tanabe Pharma Corp.	3,000	55,613
Mitsubishi UFJ Financial Group, Inc.	48,300	217,088
Mitsui & Co., Ltd.	3,200	46,317
Mitsui Fudosan Co., Ltd.	3,000	47,482
Mitsui O.S.K Lines Ltd.	7,000	26,828
Mizuho Financial Group, Inc.	77,200	111,503
MS&AD Insurance Group Holdings, Inc.	2,400	52,017
Nintendo Co., Ltd.	200	29,132
Nippon Meat Packers, Inc.	3,000	38,968
Nippon Steel Corp.	21,000	60,111
Nippon Telegraph & Telephone Corp.	5,409	259,960
Nishi-Nippon City Bank Ltd.	13,000	39,931
Nissan Motor Co., Ltd.	6,000	53,023
Nisshin Seifun Group, Inc.	3,000	39,140
Nissin Foods Holdings Co., Ltd.	700	28,204
NKSJ Holdings, Inc.	1,750	38,661
Nomura Holdings, Inc.	12,000	43,727
NTT DoCoMo, Inc.	177	322,653
Olympus Corp. (a)	1,900	58,651
Ono Pharmaceutical Co., Ltd.	700	41,683
Oriental Land Co., Ltd.	200	21,342
Osaka Gas Co., Ltd.	30,000	124,702
Otsuka Holdings KK	2,000	54,696
Panasonic Corp.	4,600	44,460
Resona Holdings, Inc. (a)	6,900	32,669
Santen Pharmaceutical Co., Ltd.	1,000	41,792
Seven & I Holdings Co., Ltd.	7,300	204,926
Sharp Corp.	3,000	25,188
Shikoku Electric Power Co., Inc. (a)	2,600	71,517
Shin-Etsu Chemical Co., Ltd.	1,500	73,546
Shionogi & Co., Ltd.	4,200	62,160
Shiseido Co., Ltd.	3,500	67,787
SOFTBANK Corp. (a)	10,300	301,511
Sony Corp.	2,100	40,302
Sumitomo Chemical Co., Ltd.	10,000	38,461
Sumitomo Corp.	4,200	51,930
Sumitomo Mitsui Financial Group, Inc.	5,200	146,755
Sumitomo Mitsui Trust Holdings, Inc.	13,410	44,331
Sumitomo Realty & Development Co., Ltd.	2,000	38,431
Suzuken Co., Ltd.	1,300	34,893
Sysmex Corp.	400	14,368
T&D Holdings, Inc.	3,600	33,883
Taisho Pharmaceutical Co., Ltd. (a)	1,000	24,556
Takeda Pharmaceutical Co., Ltd.	6,300	299,123
Terumo Corp.	1,400	72,816
Tohoku Electric Power Co., Inc.	6,200	85,827
Tokio Marine Holdings, Inc.	2,200	55,767
Tokyo Electric Power Co., Inc.* (a)	19,200	58,911
Tokyo Gas Co., Ltd.	35,000	163,031
TonenGeneral Sekiyu KK	4,000	45,874
Toray Industries, Inc.	6,000	42,047
Toshiba Corp.	8,000	32,622
Toyo Suisan Kaisha Ltd.	1,000	27,403
Toyota Motor Corp.	7,400	252,965
Tsumura & Co.	500	15,934
Unicharm Corp. (a)	900	43,199
Yakult Honsha Co., Ltd. (a)	700	21,778

(Cost $7,221,279)		7,979,938
Luxembourg 0.3%
ArcelorMittal	4,154	66,343
Millicom International Cellular SA (SDR) (a)	1,194	119,577
Tenaris SA (a)	2,802	35,595

(Cost $178,537)		221,515
Macau 0.1%
Sands China Ltd.* (a)	20,800	47,840
Wynn Macau Ltd. (a)	13,600	31,252

(Cost $50,091)		79,092
Netherlands 6.8%
AEGON NV*	10,987	44,294
Akzo Nobel NV	2,534	112,023
ASML Holding NV	30,585	1,062,773
Fugro NV (CVA)	2,947	149,220
Heineken Holding NV	913	35,218
Heineken NV (a)	3,364	150,335
ING Groep NV (CVA)*	27,084	190,618
Koninklijke (Royal) KPN NV	46,610	613,599
Koninklijke Ahold NV (a)	14,948	175,761
Koninklijke DSM NV	1,774	77,127
Koninklijke Philips Electronics NV	6,373	114,081
PostNL NV	2,825	12,371
Randstad Holding NV	918	29,284
Reed Elsevier NV (a)	35,902	392,598
Royal Dutch Shell PLC "A"	3,949	122,480
Royal Dutch Shell PLC "B"	3,179	98,739
SBM Offshore NV	7,768	134,706
TNT Express NV	3,139	21,659
Unilever NV (CVA)	16,399	519,422
Wolters Kluwer NV (a)	15,248	246,926

(Cost $4,082,811)		4,303,234
Norway 1.7%
Aker Solutions ASA	1,915	18,375
DnB NOR ASA	16,840	168,118
Kvaerner ASA*	1,915	2,501
Norsk Hydro ASA	22,115	100,477
Statoil ASA	8,941	191,041
Telenor ASA	28,434	438,331
Yara International ASA	3,979	151,741

(Cost $697,313)		1,070,584
Portugal 0.7%
EDP - Energias de Portugal SA (Cost $536,855)	152,492	468,355
Singapore 2.4%
CapitaLand Ltd. (a)	20,000	37,284
DBS Group Holdings Ltd.	10,000	89,648
Fraser & Neave Ltd.	15,000	65,656
Golden Agri-Resources Ltd.	173,000	79,454
Hutchison Port Holdings Trust (Units)	63,000	41,680
Jardine Cycle & Carriage Ltd.	3,000	95,233
Keppel Corp., Ltd.	15,400	90,206
Olam International Ltd.	35,000	59,671
Oversea-Chinese Banking Corp., Ltd.	14,000	86,154
SembCorp Industries Ltd.	19,000	49,029
SembCorp Marine Ltd.	8,000	19,569
Singapore Airlines Ltd.	6,000	51,914
Singapore Exchange Ltd. (a)	7,000	35,117
Singapore Press Holdings Ltd.	37,000	105,744
Singapore Technologies Engineering Ltd.	15,000	31,796
Singapore Telecommunications Ltd.	145,000	350,113
United Overseas Bank Ltd.	7,000	90,101
Wilmar International Ltd. (a)	39,000	154,702

(Cost $1,214,826)		1,533,071
Spain 3.6%
Abertis Infraestructuras SA (a)	4,785	73,527
Acciona SA	263	22,201
ACS, Actividades de Construccion y Servicios SA	2,437	85,988
Banco Bilbao Vizcaya Argentaria SA (a)	11,147	90,827
Banco Santander SA	18,804	153,723
EDP Renovaveis SA*	17,487	95,433
Enagas	2,258	41,582
Ferrovial SA (a)	7,222	82,499
Gas Natural SDG SA	3,816	65,043
Iberdrola SA	42,668	288,754
Industria de Diseno Textil SA (a)	2,942	251,946
Mediaset Espana Comunicacion SA	2,352	13,355
Red Electrica Corporacion SA	1,144	52,206
Repsol YPF SA (a)	12,042	317,282
Telefonica SA (a)	31,343	600,886
Zardoya Otis SA	3,050	38,894

(Cost $2,107,147)		2,274,146
Sweden 2.3%
Assa Abloy AB "B" (a)	1,207	24,848
Atlas Copco AB "A" (a)	2,084	36,813
Boliden AB	5,037	51,960
Electrolux AB "B" (a)	1,929	28,278
Hennes & Mauritz AB "B" (a)	5,804	173,372
Holmen AB "B"	1,214	30,126
Husqvarna AB "B"	4,852	19,588
Modern Times Group "B"	537	21,440
Nordea Bank AB	10,270	82,984
Sandvik AB	3,095	35,553
Skandinaviska Enskilda Banken AB "A"	6,486	34,873
Skanska AB "B"	1,724	23,831
SKF AB "B"	1,279	24,104
SSAB AB "A"	2,870	21,239
Svenska Cellulosa AB "B" (a)	9,672	117,596
Svenska Handelsbanken AB "A"	2,807	71,360
Swedbank AB "A"	2,295	25,290
Tele2 AB "B" (a)	4,023	73,564
Telefonaktiebolaget LM Ericsson "B" (a)	37,773	361,926
TeliaSonera AB (a)	28,839	190,295
Volvo AB "B"	3,948	38,599

(Cost $1,299,548)		1,487,639
Switzerland 7.0%
ABB Ltd. (Registered)* (a)	7,290	124,496
Adecco SA (Registered)* (a)	824	32,311
Compagnie Financiere Richemont SA "A"	3,148	139,742
Credit Suisse Group AG (Registered)*	1,994	51,743
Geberit AG (Registered)* (a)	246	45,224
Givaudan SA (Registered)*	61	47,655
Holcim Ltd. (Registered)* (a)	1,480	78,243
Lonza Group AG (Registered)*	466	27,972
Nestle SA (Registered) (a)	19,423	1,067,689
Novartis AG (Registered) (a)	10,620	592,697
Roche Holding AG (Genusschein)	3,224	518,683
Sika AG	19	33,591
Sonova Holding AG (Registered)*	289	26,079
STMicroelectronics NV	5,378	35,140
Swatch Group AG (Bearer)	214	70,131
Swiss Re Ltd.*	723	33,650
Swisscom AG (Registered)	2,899	1,177,946
Syngenta AG (Registered)* (a)	467	120,981
UBS AG (Registered)*	6,394	72,785
Wolseley PLC	1,218	30,320
Xstrata PLC	2,858	35,843
Zurich Financial Services AG*	398	82,396

(Cost $3,028,398)		4,445,317
United Kingdom 7.6%
Anglo American PLC	1,947	67,143
ARM Holdings PLC	22,747	194,691
AstraZeneca PLC	8,743	387,111
Autonomy Corp. PLC*	3,577	141,686
BAE Systems PLC	10,946	45,127
Barclays PLC	8,467	20,785
BG Group PLC	3,267	62,211
BHP Billiton PLC	3,282	86,966
BP PLC	18,151	108,868
British American Tobacco PLC	3,987	168,989
British Sky Broadcasting Group PLC	4,941	50,728
BT Group PLC	44,070	118,135
Burberry Group PLC	1,367	24,745
Capita Group PLC	2,676	29,249
Centrica PLC	43,037	197,838
Compass Group PLC	7,663	61,967
Diageo PLC	4,423	84,151
GlaxoSmithKline PLC	30,142	622,326
HSBC Holdings PLC	12,924	98,498
Imperial Tobacco Group PLC	1,820	61,462
Inmarsat PLC	3,673	27,907
International Consolidated Airlines Group SA* (a)	9,009	21,212
International Power PLC	9,966	47,211
Kingfisher PLC	9,477	36,327
Lloyds Banking Group PLC*	35,330	18,734
Marks & Spencer Group PLC	6,157	29,931
National Grid PLC	28,023	277,850
Next PLC	876	34,289
Pearson PLC	2,885	50,780
Reckitt Benckiser Group PLC	1,170	59,152
Reed Elsevier PLC	4,792	36,506
Rio Tinto PLC	2,033	89,787
Rolls-Royce Holdings PLC*	6,738	61,779
SABMiller PLC	1,731	56,261
Scottish & Southern Energy PLC	7,747	154,931
Severn Trent PLC	2,133	51,043
Shire PLC	4,174	130,153
Smith & Nephew PLC	6,163	55,409
Smiths Group PLC	1,710	26,345
Standard Chartered PLC	1,687	33,671
Subsea 7 SA*	1,418	26,959
Tesco PLC	15,136	88,537
The Sage Group PLC	23,174	91,883
Unilever PLC	1,529	47,897
United Utilities Group PLC	6,323	61,240
Vodafone Group PLC	193,551	499,816
William Morrison Supermarkets PLC	8,072	36,398
WPP PLC	4,824	44,488

(Cost $3,746,792)		4,829,172

Total Common Stocks (Cost $51,192,394)		54,862,658
Preferred Stocks 0.7%
Germany
Bayerische Motoren Werke (BMW) AG	634	29,560
Henkel AG & Co. KGaA (a)	4,546	241,555
Porsche Automobil Holding SE	1,116	53,423
Volkswagen AG	1,019	134,814

Total Preferred Stocks (Cost $379,528)		459,352
Rights 0.0%
Spain
Banco Bilbao Vizcaya Argentaria SA, Expiration Date 10/20/2011* (a) (Cost $1,515)	11,147	1,643
Exchange-Traded Funds 8.7%
Emerging Markets
iShares MSCI Emerging Markets Index Fund (a)	78,400	2,749,488
Vanguard MSCI Emerging Markets Fund	76,500	2,745,585

Total Exchange-Traded Funds (Cost $5,031,152)		5,495,073
Securities Lending Collateral 23.2%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $14,707,709)	14,707,709	14,707,709
Cash Equivalents 3.1%
Central Cash Management Fund, 0.1% (c) (Cost $1,993,691)	1,993,691	1,993,691

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $73,305,989) †	122.2	77,520,126
Other Assets and Liabilities, Net	(22.2)	(14,058,302)

Net Assets	100.0	63,461,824

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $73,768,089.  At September 30, 2011, net unrealized appreciation  for all securities based on tax cost was $3,752,037.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,485,264  and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,733,227.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $13,598,743, which is 21.4% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	12/15/2011	2	193,540	(2,885)
DJ Euro Stoxx 50 Index	EUR	12/16/2011	44	1,270,940	41,629
FTSE 100 Index	GBP	12/16/2011	2	158,763	(5,198)
Nikkei 225 Index	USD	12/8/2011	7	300,125	(4,778)
S&P TSX 60 Index	CAD	12/15/2011	2	253,727	(4,993)
Total net unrealized appreciation					23,775

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

At September 30, 2011 the DWS Diversified International Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Telecommunication Services	8,073,196	14.6%
Consumer Staples	7,274,780	13.1%
Health Care	7,078,311	12.8%
Financials	6,151,275	11.1%
Utilities	6,123,306	11.1%
Consumer Discretionary	5,195,047	9.4%
Materials	4,531,673	8.2%
Industrials	4,314,356	7.8%
Information Technology	3,846,114	7.0%
Energy	2,735,595	4.9%
Total	55,323,653	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(e)
Australia	$—	$2,256,670	$—	$2,256,670
Austria	—	227,772	—	227,772
Belgium	—	655,724	—	655,724
Bermuda	—	83,523	—	83,523
Canada	6,736,328	31,312	—	6,767,640
Cyprus	—	61,599	—	61,599
Denmark	—	1,507,766	—	1,507,766
Finland	—	1,939,189	—	1,939,189
France	—	4,248,105	—	4,248,105
Germany	—	4,064,090	—	4,064,090
Greece	—	204,691	—	204,691
Hong Kong	—	1,381,528	—	1,381,528
Ireland	—	975,740	—	975,740
Italy	—	2,255,910	—	2,255,910
Japan	—	7,979,938	—	7,979,938
Luxembourg	—	221,515	—	221,515
Macau	—	79,092	—	79,092
Netherlands	—	4,303,234	—	4,303,234
Norway	—	1,070,584	—	1,070,584
Portugal	—	468,355	—	468,355
Singapore	—	1,533,071	—	1,533,071
Spain	—	2,275,789	—	2,275,789
Sweden	—	1,487,639	—	1,487,639
Switzerland	—	4,445,317	—	4,445,317
United Kingdom	—	4,829,172	—	4,829,172
Exchange-Traded Funds	5,495,073	—	—	5,495,073
Short-Term Investments(e)	16,701,400	—	—	16,701,400
Derivatives(f)	41,629	—	—	41,629
Total	$28,974,430	$48,587,325	$—	$77,561,755

Liabilities
Derivatives(f)	$(17,854)	$—	$—	$(17,854)
Total	$(17,854)	$—	$—	$(17,854)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$23,775

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Dreman Small Mid Cap Value VIP
	Shares	Value ($)
Common Stocks 98.2%
Consumer Discretionary 11.7%
Auto Components 0.8%
Cooper Tire & Rubber Co.	154,275	1,680,055
Hotels Restaurants & Leisure 3.5%
Brinker International, Inc. (a)	156,300	3,269,796
International Speedway Corp. "A"	113,475	2,591,769
LIFE TIME FITNESS, Inc.* (a)	48,596	1,790,763

		7,652,328
Household Durables 1.0%
Whirlpool Corp. (a)	42,825	2,137,396
Leisure Equipment & Products 1.6%
Mattel, Inc. (a)	131,425	3,402,593
Media 1.1%
Meredith Corp. (a)	105,125	2,380,030
Multiline Retail 1.5%
Big Lots, Inc.*	91,179	3,175,764
Textiles, Apparel & Luxury Goods 2.2%
Hanesbrands, Inc.* (a)	106,900	2,673,569
The Jones Group, Inc.	239,790	2,208,466

		4,882,035
Consumer Staples 4.1%
Beverages 1.3%
Constellation Brands, Inc. "A"*	160,525	2,889,450
Food Products 1.2%
Ralcorp Holdings, Inc.* (a)	35,175	2,698,274
Household Products 1.6%
Energizer Holdings, Inc.*	50,975	3,386,779
Energy 6.9%
Energy Equipment & Services 4.4%
Atwood Oceanics, Inc.* (a)	96,040	3,299,934
McDermott International, Inc.*	126,125	1,357,105
Superior Energy Services, Inc.*	93,500	2,453,440
Tidewater, Inc. (a)	57,775	2,429,439

		9,539,918
Oil, Gas & Consumable Fuels 2.5%
Arch Coal, Inc. (a)	98,550	1,436,859
Forest Oil Corp.*	102,800	1,480,320
Ultra Petroleum Corp.* (a)	90,572	2,510,656

		5,427,835
Financials 23.0%
Capital Markets 2.3%
Apollo Investment Corp. (a)	302,775	2,276,868
Raymond James Financial, Inc. (a)	104,600	2,715,416

		4,992,284
Commercial Banks 6.1%
Associated Banc-Corp.	251,475	2,338,717
Bank of Hawaii Corp.	73,675	2,681,770
BOK Financial Corp. (a)	69,500	3,258,855
East West Bancorp., Inc. (a)	190,200	2,835,882
Zions Bancorp. (a)	149,500	2,103,465

		13,218,689
Insurance 6.7%
Allied World Assurance Co. Holdings AG	62,450	3,354,189
Argo Group International Holdings Ltd.	104,813	2,973,545
Axis Capital Holdings Ltd.	93,800	2,433,172
Everest Re Group Ltd.	40,225	3,193,061
Unum Group (a)	126,000	2,640,960

		14,594,927
Real Estate Investment Trusts 7.9%
CBL & Associates Properties, Inc. (REIT) (a)	196,250	2,229,400
CommonWealth REIT (REIT)	126,756	2,404,561
Entertainment Properties Trust (REIT) (a)	71,550	2,789,019
Hospitality Properties Trust (REIT)	146,750	3,115,502
Medical Properties Trust, Inc. (REIT) (a)	66,843	598,245
MFA Financial, Inc. (REIT)	411,975	2,892,065
Weingarten Realty Investors (REIT) (a)	149,400	3,162,798

		17,191,590
Health Care 10.8%
Biotechnology 1.1%
Cephalon, Inc.* (a)	28,600	2,308,020
Health Care Equipment & Supplies 2.2%
Alere, Inc.*	88,500	1,739,025
Teleflex, Inc.	57,050	3,067,579

		4,806,604
Health Care Providers & Services 5.2%
Amedisys, Inc.* (a)	115,050	1,705,041
Healthspring, Inc.* (a)	84,675	3,087,250
LifePoint Hospitals, Inc.* (a)	88,825	3,254,548
Owens & Minor, Inc. (a)	114,350	3,256,688

		11,303,527
Life Sciences Tools & Services 1.2%
Charles River Laboratories International, Inc.*	93,375	2,672,393
Pharmaceuticals 1.1%
Endo Pharmaceuticals Holdings, Inc.* (a)	87,700	2,454,723
Industrials 14.3%
Aerospace & Defense 2.2%
Alliant Techsystems, Inc. (a)	45,250	2,466,577
Spirit AeroSystems Holdings, Inc. "A"*	137,150	2,187,543

		4,654,120
Commercial Services & Supplies 3.5%
Pitney Bowes, Inc. (a)	143,600	2,699,680
R.R. Donnelley & Sons Co. (a)	175,000	2,471,000
The Brink's Co.	101,475	2,365,382

		7,536,062
Construction & Engineering 1.9%
Tutor Perini Corp.	155,900	1,791,291
URS Corp.*	81,850	2,427,671

		4,218,962
Electrical Equipment 1.3%
Hubbell, Inc. "B"	57,425	2,844,835
Machinery 3.4%
Crane Co.	74,500	2,658,905
Oshkosh Corp.* (a)	131,500	2,069,810
SPX Corp.	59,000	2,673,290

		7,402,005
Road & Rail 1.1%
AMERCO*	36,675	2,290,354
Trading Companies & Distributors 0.9%
Textainer Group Holdings Ltd. (a)	99,500	2,017,860
Information Technology 16.4%
Communications Equipment 1.4%
Arris Group, Inc.*	292,375	3,011,463
Computers & Peripherals 2.1%
NCR Corp.*	185,925	3,140,273
Synaptics, Inc.* (a)	59,211	1,415,143

		4,555,416
Electronic Equipment, Instruments & Components 2.4%
Arrow Electronics, Inc.* (a)	79,215	2,200,593
Jabil Circuit, Inc. (a)	165,475	2,943,800

		5,144,393
IT Services 4.1%
Amdocs Ltd.*	125,900	3,414,408
DST Systems, Inc.	66,125	2,898,259
ManTech International Corp. "A" (a)	85,625	2,686,912

		8,999,579
Semiconductors & Semiconductor Equipment 4.8%
KLA-Tencor Corp.	82,940	3,174,943
Microsemi Corp.*	156,150	2,495,277
PMC-Sierra, Inc.*	452,625	2,706,697
Teradyne, Inc.* (a)	191,775	2,111,443

		10,488,360
Software 1.6%
Synopsys, Inc.*	138,575	3,375,687
Materials 6.3%
Chemicals 0.7%
Huntsman Corp.	151,318	1,463,245
Containers & Packaging 1.9%
Owens-Illinois, Inc.*	108,925	1,646,946
Rock-Tenn Co. "A"	53,675	2,612,899

		4,259,845
Metals & Mining 3.7%
Coeur d'Alene Mines Corp.* (a)	116,350	2,494,544
IAMGOLD Corp.	158,475	3,134,636
Reliance Steel & Aluminum Co. (a)	68,800	2,339,888

		7,969,068
Utilities 4.7%
Electric Utilities 1.6%
Portland General Electric Co.	150,350	3,561,792
Gas Utilities 1.4%
AGL Resources, Inc. (a)	72,850	2,967,909
Multi-Utilities 1.7%
Ameren Corp. (a)	121,650	3,621,520

Total Common Stocks (Cost $217,442,229)		213,177,689
Securities Lending Collateral 36.0%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $78,069,025)	78,069,025	78,069,025
Cash Equivalents 1.7%
Central Cash Management Fund, 0.1% (b) (Cost $3,730,305)	3,730,305	3,730,305

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $299,241,559) †	135.9	294,977,019
Other Assets and Liabilities, Net (a)	(35.9)	(77,971,360)

Net Assets	100.0	217,005,659

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $300,204,139.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $5,227,120.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,791,853 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,018,973.

(a)
All or a portion of these securities were on loan amounting to $73,315,305. In addition, included in other assets and liabilities, net is a pending sale, amounting to $917,617, that is also on loan. The value of all securities loaned at September 30, 2011 amounted to $74,232,922, which is 34.2% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$213,177,689	$—	$—	$213,177,689
Short-Term Investments	81,799,330	—	—	81,799,330
Total	$294,977,019	$—	$—	$294,977,019

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.
Investment Portfolio	as of September 30, 2011 (Unaudited)
DWS Global Thematic VIP
	Shares	Value ($)
Common Stocks 96.0%
Austria 2.2%
Erste Group Bank AG	35,264	898,843
Raiffeisen Bank International AG	7,755	226,623

(Cost $1,449,568)		1,125,466
Bahrain 0.5%
Aluminium Bahrain (GDR) 144A (Cost $263,463)	21,937	234,726
Bermuda 0.4%
Lazard Ltd. "A" (a) (Cost $299,886)	9,874	208,341
Brazil 4.9%
All America Latina Logistica	72,817	330,344
Gol Linhas Aereas Inteligentes SA (ADR) (Preferred) (b)	29,691	165,082
Itau Unibanco Holding SA (ADR) (Preferred)	29,334	455,264
Petroleo Brasileiro SA (ADR)	37,760	847,712
SLC Agricola SA	63,318	527,018
Tam SA (ADR) (Preferred) (b)	11,749	183,049

(Cost $3,587,209)		2,508,469
China 2.0%
Home Inns & Hotels Management, Inc. (ADR)* (b)	8,484	218,633
Li Ning Co., Ltd. (b)	101,452	101,548
Mindray Medical International Ltd. (ADR) (b)	24,794	585,386
Trina Solar Ltd. (ADR)* (b)	19,840	120,627

(Cost $1,834,269)		1,026,194
Denmark 0.5%
Vestas Wind Systems AS* (Cost $437,780)	14,568	236,224
Egypt 0.5%
Orascom Telecom Holding SAE (GDR) REG S* (Cost $177,339)	97,029	265,856
Germany 13.9%
Axel Springer AG	16,492	555,294
Commerzbank AG*	373,878	941,187
Deutsche Lufthansa AG (Registered)	90,976	1,173,590
Deutsche Post AG (Registered)	52,146	666,462
E.ON AG	24,872	542,432
HeidelbergCement AG	7,751	280,134
Metro AG	9,323	392,260
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	9,511	1,178,937
Siemens AG (Registered)	15,532	1,403,195

(Cost $9,313,858)		7,133,491
Greece 0.2%
Hellenic Exchanges SA (Cost $204,528)	28,382	110,922
India 3.3%
ICICI Bank Ltd. (ADR)	27,406	951,536
Larsen & Toubro Ltd.	10,052	273,504
Reliance Industries Ltd.	27,747	450,412

(Cost $2,060,437)		1,675,452
Indonesia 0.6%
PT Semen Gresik (Persero) Tbk (Cost $236,713)	305,993	286,266
Israel 1.9%
NICE Systems Ltd. (ADR)*	5,702	173,056
Teva Pharmaceutical Industries Ltd. (ADR)	21,470	799,113

(Cost $1,199,743)		972,169
Japan 5.5%
Dai-ichi Life Insurance Co., Ltd.	193	199,398
FANUC Corp.	1,900	261,589
Hitachi Ltd.	111,000	552,084
INPEX Corp.	209	1,287,943
Mitsubishi UFJ Financial Group, Inc.	121,600	546,540

(Cost $2,622,792)		2,847,554
Korea 2.5%
Samsung Electronics Co., Ltd. (Cost $1,286,412)	1,843	1,291,046
Netherlands 5.9%
Koninklijke (Royal) KPN NV	39,955	525,989
LyondellBasell Industries NV "A" (a)	8,934	218,258
QIAGEN NV*	29,939	413,450
TNT Express NV	28,591	197,274
Unilever NV (CVA)	34,938	1,106,627
VimpelCom Ltd. (ADR)	62,359	594,281

(Cost $3,645,920)		3,055,879
Panama 1.8%
Copa Holdings SA "A" (Cost $636,211)	14,813	907,593
Puerto Rico 0.8%
Popular, Inc.* (Cost $763,412)	263,835	395,752
South Africa 2.2%
MTN Group Ltd.	35,175	575,494
Murray & Roberts Holdings Ltd.	32,873	105,339
Standard Bank Group Ltd.	37,732	432,415

(Cost $1,237,538)		1,113,248
Sweden 2.4%
Telefonaktiebolaget LM Ericsson "B" (Cost $1,464,233)	128,963	1,235,674
Switzerland 2.9%
Julius Baer Group Ltd.*	18,994	632,967
Roche Holding AG (Genusschein)	5,309	854,121

(Cost $1,539,242)		1,487,088
Taiwan 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Cost $506,593)	41,489	474,219
Thailand 0.1%
Seamico Securities PCL (Foreign Registered)* (Cost $153,906)	1,403,300	63,202
United Kingdom 1.4%
Rio Tinto PLC	8,218	362,947
Tesco PLC	61,227	358,145

(Cost $772,727)		721,092
United States 38.7%
Abbott Laboratories (b)	18,136	927,475
Advanced Micro Devices, Inc.* (b)	90,991	462,234
AGCO Corp.*	14,452	499,606
Allscripts Healthcare Solutions, Inc.* (b)	31,057	559,647
Apple, Inc.*	1,502	572,532
Archer-Daniels-Midland Co.	17,390	431,446
Ashland, Inc. (b)	8,774	387,284
Bank of America Corp.	104,801	641,382
Bunge Ltd.	2,695	157,092
Calpine Corp.* (b)	52,478	738,890
Chevron Corp.	9,132	844,893
Cisco Systems, Inc.	51,372	795,752
Exxon Mobil Corp.	12,997	943,972
General Motors Co.*	31,931	644,368
Illumina, Inc.*	3,241	132,622
Interpublic Group of Companies, Inc.	49,863	359,014
iRobot Corp.* (b)	4,022	101,194
Laboratory Corp. of America Holdings*	15,656	1,237,607
Life Technologies Corp.*	31,414	1,207,240
Medco Health Solutions, Inc.*	8,206	384,779
Monsanto Co.	22,186	1,332,048
NCR Corp.*	37,188	628,105
New York Times Co. "A"* (b)	33,206	192,927
Newmont Mining Corp. (b)	14,622	919,724
Quest Software, Inc.*	20,355	323,237
RadioShack Corp. (b)	26,308	305,699
Rock-Tenn Co. "A"	7,183	349,668
Schlumberger Ltd.	7,657	457,353
Symantec Corp.*	64,328	1,048,546
The Mosaic Co.	17,955	879,256
Whirlpool Corp. (b)	12,432	620,481
Williams Companies, Inc.	31,167	758,605

(Cost $22,722,933)		19,844,678

Total Common Stocks (Cost $58,416,712)		49,220,601
Preferred Stock 2.0%
Germany
Volkswagen AG (Cost $1,199,569)	7,666	1,014,210
Participatory Notes 0.3%
Jordan 0.2%
Arab Bank PLC (issuer HSBC Bank PLC), Expiration Date 4/12/2013* (Cost $114,667)	7,308	82,512
Nigeria 0.1%
Bank of Nigeria (issuer HSBC Bank PLC), Expiration Date 11/5/2013* (Cost $108,883)	1,296,229	79,324

Total Participatory Notes (Cost $223,550)		161,836
Securities Lending Collateral 9.3%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $4,793,439)	4,793,439	4,793,439
Cash Equivalents 2.4%
Central Cash Management Fund, 0.1% (c) (Cost $1,225,889)	1,225,889	1,225,889

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $65,859,159) †	110.0	56,415,975
Other Assets and Liabilities, Net	(10.0)	(5,118,560)

Net Assets	100.0	51,297,415

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $66,258,833.  At September 30, 2011, net unrealized depreciation  for all securities based on tax cost was $9,842,858.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,585,260 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,428,118.

(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $4,512,246, which is 8.8% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At September 30, 2011 the DWS Global Thematic VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock & Participatory Notes
Financials	8,045,145	16.0%
Information Technology	7,677,112	15.2%
Health Care	7,101,440	14.1%
Industrials	6,402,851	12.7%
Energy	5,590,890	11.1%
Materials	5,250,311	10.4%
Consumer Discretionary	4,113,368	8.2%
Consumer Staples	2,972,588	5.9%
Telecommunication Services	1,961,620	3.9%
Utilities	1,281,322	2.5%
Total	50,396,647	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks & Preferred Stock(e)
Austria	$—	$1,125,466	$—	$1,125,466
Bahrain	—	234,726	—	234,726
Bermuda	208,341	—	—	208,341
Brazil	2,508,469	—	—	2,508,469
China	924,646	101,548	—	1,026,194
Denmark	—	236,224	—	236,224
Egypt	—	265,856	—	265,856
Germany	—	8,147,701	—	8,147,701
Greece	—	110,922	—	110,922
India	951,536	723,916	—	1,675,452
Indonesia	—	286,266	—	286,266
Israel	972,169	—	—	972,169
Japan	—	2,847,554	—	2,847,554
Korea	—	1,291,046	—	1,291,046
Netherlands	812,539	2,243,340	—	3,055,879
Panama	907,593	—	—	907,593
Puerto Rico	395,752	—	—	395,752
South Africa	—	1,113,248	—	1,113,248
Sweden	—	1,235,674	—	1,235,674
Switzerland	—	1,487,088	—	1,487,088
Taiwan	474,219	—	—	474,219
Thailand	—	63,202	—	63,202
United Kingdom	—	721,092	—	721,092
United States	19,844,678	—	—	19,844,678
Participatory Notes(e)	—	161,836	—	161,836
Short-Term Investments(e)	6,019,328	—	—	6,019,328
Total	$34,019,270	$22,396,705	$—	$56,415,975

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Government & Agency Securities VIP
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 74.8%
Federal Home Loan Mortgage Corp.:
3.5%, 7/1/2040 (a)	5,000,000	5,096,679
4.0%, 12/1/2039 (a)	10,000,000	10,466,406
7.0%, with various maturities from 6/1/2032 until 8/1/2035	204,248	227,345
Federal National Mortgage Association:
4.0%, 11/1/2039 (a)	5,000,000	5,211,328
4.5%, with various maturities from 3/1/2039 until 5/1/2041 (a)	10,651,150	11,304,138
5.0%, 10/1/2033	353,270	381,090
Government National Mortgage Association:
4.0%, 6/1/2040 (a)	1,000,000	1,069,375
4.5%, with various maturities from 2/15/2039 until 5/20/2041 (a)	4,823,858	5,245,029
5.0%, with various maturities from 11/20/2032 until 8/20/2041 (a) (b)	34,943,258	38,572,645
5.5%, with various maturities from 3/15/2029 until 7/20/2040 (a)	19,778,437	21,995,448
6.0%, with various maturities from 7/15/2014 until 5/15/2040 (a)	9,823,372	11,030,200
6.5%, with various maturities from 4/15/2031 until 2/15/2039	4,571,204	5,112,285
7.0%, with various maturities from 2/20/2027 until 11/15/2038	779,889	883,838
7.5%, 10/20/2031	10,649	12,259

Total Mortgage-Backed Securities Pass-Throughs (Cost $110,139,286)		116,608,065
Collateralized Mortgage Obligations 17.9%
Fannie Mae Benchmark Remic, "ZA", Series 2007-B2, 5.5%, 6/25/2037	1,775,818	2,049,663
Fannie Mae Whole Loan, "1A6", Series 2007-W8, 6.459% *, 9/25/2037	718,923	775,674
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	763,762	693,379
"AI", Series 3900, Interest Only, 3.5%, 7/15/2013	6,953,754	348,592
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	4,482,199	266,007
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025	2,398,621	254,068
"NI", Series 3657, Interest Only, 4.5%, 8/15/2027	2,141,565	160,098
"ZK", Series 3382, 5.0%, 7/15/2037	1,210,784	1,367,517
"22", Series 243, Interest Only, 5.17% **, 6/15/2021	1,822,772	170,126
"SC", Series 3326, Interest Only, 5.811% **, 6/15/2037	776,003	100,170
"PI", Series 2535, Interest Only, 6.0%, 9/15/2032	779,490	52,545
"WS", Series 2877, Interest Only, 6.371% **, 10/15/2034	829,539	70,260
"A", Series 172, Interest Only, 6.5%, 1/1/2024	41,521	6,562
"S", Series 2416, Interest Only, 7.871% **, 2/15/2032	528,514	106,799
"ST", Series 2411, Interest Only, 8.521% **, 6/15/2021	1,990,735	298,703
"KS", Series 2064, Interest Only, 9.9% **, 5/15/2022	513,943	107,712
Federal National Mortgage Association:
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	3,748,506	294,920
"25", Series 351, Interest Only, 4.5%, 5/1/2019	402,912	34,757
"HI", Series 2009-77, Interest Only, 4.5%, 9/25/2027	1,702,477	163,991
"20", Series 334, Interest Only, 5.0%, 3/1/2018	291,599	25,070
"21", Series 334, Interest Only, 5.0%, 3/1/2018	196,769	16,071
''23", Series 339, Interest Only, 5.0%, 7/1/2018	412,704	37,696
"26", Series 381, Interest Only, 5.0%, 12/25/2020	121,717	13,112
"ZA", Series 2008-24, 5.0%, 4/25/2038	625,183	709,773
"30", Series 381, Interest Only, 5.5%, 11/25/2019	619,255	74,445
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024	1,405,220	179,405
"ZQ", Series G93-39, 6.5%, 12/25/2023	394,013	445,660
"ES", Series 2003-17, Interest Only, 6.815% **, 9/25/2022	5,624,081	371,533
"MS", Series 2007-97, 14.237% *, 12/25/2031	1,605,643	1,661,792
"SA", Series G92-57, IOette, 82.6% **, 10/25/2022	59,464	128,190
Government National Mortgage Association:
"FB", Series 2001-28, 0.729% *, 6/16/2031	428,634	432,221
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	1,857,142	202,068
"JY", Series 2010-20, 4.0%, 12/20/2033	1,840,786	1,934,017
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	489,155	47,233
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	898,799	96,471
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	314,502
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040	1,162,081	178,681
"VB", Series 2010-26, 5.0%, 1/20/2024	600,000	696,309
"ZM", Series 2004-24, 5.0%, 4/20/2034	2,171,739	2,466,002
"Z", Series 2004-61, 5.0%, 8/16/2034	1,067,958	1,234,015
"ZB", Series 2005-15, 5.0%, 2/16/2035	1,527,745	1,739,562
"GZ", Series 2005-24, 5.0%, 3/20/2035	463,337	516,828
"ZA", Series 2005-75, 5.0%, 10/16/2035	521,247	608,599
"MZ", Series 2009-98, 5.0%, 10/16/2039	935,303	1,141,584
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	470,622	51,954
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	966,824	107,731
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	1,090,909	271,807
"ZA", Series 2006-7, 5.5%, 2/20/2036	2,309,451	2,733,163
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038	1,566,827	99,237
"NZ", Series 2009-65, 5.5%, 8/20/2039	372,209	455,679
"KZ", Series 2009-78, 5.5%, 9/16/2039	341,495	438,301
"BS", Series 2011-93, Interest Only, 5.871% **, 7/16/2041	2,180,364	332,289
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	533,326	69,664
"QA", Series 2007-57, Interest Only, 6.27% **, 10/20/2037	705,253	108,882
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	219,620	36,461
"SA", Series 2006-69, Interest Only, 6.57% **, 12/20/2036	1,266,485	220,400
"PS", Series 2004-34, Interest Only, 6.921% **, 4/16/2034	299,936	56,702
"SK", Series 2003-11, Interest Only, 7.471% **, 2/16/2033	793,772	187,471
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	873,764	200,404

Total Collateralized Mortgage Obligations (Cost $24,411,031)		27,962,527
Government & Agency Obligations 15.3%
U.S. Government Sponsored Agency 10.1%
Federal Home Loan Bank, 5.0%, 11/17/2017	13,000,000	15,652,494
U.S. Treasury Obligations 5.2%
U.S. Treasury Bill, 0.015% ***, 3/8/2012 (c)	1,045,000	1,044,795
U.S. Treasury Notes:
0.75%, 6/15/2014	5,000,000	5,048,440
2.125%, 8/15/2021 (b)	2,000,000	2,035,320

		8,128,555

Total Government & Agency Obligations (Cost $23,717,856)		23,781,049

	Contracts	Value ($)
Call Options Purchased 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 11/25/2011, Strike Price $133.0	91	32,703
Floating Rate - LIBOR, Effective Date 7/12/2011, Expiration Date 10/12/2011, Cap Rate 3.188%	3,261,000	15,327

Total Call Options Purchased (Cost $62,699)		48,030

	Shares	Value ($)
Securities Lending Collateral 6.5%
Daily Assets Fund Institutional, 0.17% (d) (e) (Cost $10,158,397)	10,158,397	10,158,397
Cash Equivalents 4.0%
Central Cash Management Fund, 0.1% (d) (Cost $6,308,572)	6,308,572	6,308,572

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $174,797,841) †	118.5	184,866,640
Other Assets and Liabilities, Net	(18.5)	(28,866,334)

Net Assets	100.0	156,000,306

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2011.

**	These securities are shown at their current rate as of September 30, 2011.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $174,797,881.  At September 30, 2011, net unrealized appreciation for all securities based on tax cost was $10,068,759.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,662,671 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $593,912.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $9,976,978, which is 6.4% of net assets.
(c)	At September 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	12/20/2011	205	26,669,219	34,862
Ultra Long Term U.S. Treasury Bond	USD	12/20/2011	10	1,586,250	50,603
Total unrealized appreciation					85,465

Currency Abbreviations

USD	United States Dollar

At September 30, 2011, open written options contracts were as follows:

Written Options	Contract Amount	Expiration Date	Strike Price ($)	Value ($) (f)

Call Options
10 Year U.S. Treasury Note Future (Premiums received $6,206)	20	11/25/2011	134.0	4,063

(f)	Net unrealized appreciation on written options at September 30, 2011 was $2,143.

At September 30, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

8/30/2012 8/30/2022	23,000,000	1	Fixed — 2.796%	Floating — LIBOR	(885,854)	—	(885,854)
9/1/2012 9/1/2022	4,000,000	2	Fixed — 2.716%	Floating — LIBOR	(123,783)	—	(123,783)
10/28/2010 10/28/2025	320,000	3	Floating — LIBOR	Floating — 4.102%††	(2,131)	—	(2,131)
11/1/2010 11/1/2025	540,000	4	Floating — LIBOR	Floating — 4.103%††	(24,336)	—	(24,336)
11/12/2010 11/12/2025	640,000	3	Floating — LIBOR	Floating — 4.280%††	(3,883)	—	(3,883)
11/15/2010 11/15/2025	640,000	4	Floating — LIBOR	Floating — 4.586%††	(26,992)	—	(26,992)
11/16/2010 11/16/2025	320,000	3	Floating — LIBOR	Floating — 4.59%††	159	—	159
11/19/2010 11/19/2025	320,000	4	Floating — LIBOR	Floating — 4.795%††	(12,616)	—	(12,616)
11/23/2010 11/23/2025	150,000	3	Floating — LIBOR	Floating — 4.853%††	580	—	580

Total net unrealized depreciation	(1,078,856)

††	These interest rate swaps are shown at their current rate as of September 30, 2011.

At September 30, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

6/9/2010 6/1/2012	6,900,000	5	0.45%	Global Interest Rate Strategy Index	(49,929)	—	(49,929)

Counterparties:
1	UBS AG
2	The Goldman Sachs & Co.
3	Morgan Stanley
4	Barclays Bank PLC
5	Citigroup, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Mortgage-Backed Securities Pass-Throughs	$—	$116,608,065	$—	$116,608,065
Collateralized Mortgage Obligations	—	27,962,527	—	27,962,527
Government & Agency Obligations	—	23,781,049	—	23,781,049
Short-Term Investments	16,466,969	—	—	16,466,969
Derivatives (h)	118,168	16,066	—	134,234
Total	$16,585,137	$168,367,707	$—	$184,952,844

Liabilities
Derivatives (h)	$(4,063)	$(1,129,524)	$—	$(1,133,587)
Total	$(4,063)	$(1,129,524)	$—	$(1,133,587)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, interest rate swap contracts, total return swap contracts and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Collateralized Mortgage Obligations
Balance as of December 31, 2010	$518,128
Realized Gains (Loss)	42,664
Change in unrealized appreciation (depreciation)	(44,578)
Amortization premium/discount	(9,779)
Purchases	—
(Sales)	(506,435)
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of September 30, 2011	$—
Net change in unrealized appreciation (depreciation) from investments held at September 30, 2011	$—

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$85,465	$(1,128,785)	$(12,526)

Investment Portfolio	as of September 30, 2011 (Unaudited)
DWS High Income VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 93.2%
Consumer Discretionary 19.9%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		590,000	569,350
8.75%, 6/1/2019		765,000	751,612
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		80,000	82,000
American Achievement Corp., 144A, 10.875%, 4/15/2016		260,000	197,600
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		590,000	563,450
8.375%, 11/15/2020		460,000	443,900
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		535,000	489,525
9.625%, 3/15/2018		260,000	257,400
Beazer Homes USA, Inc., 9.125%, 6/15/2018		135,000	83,025
Cablevision Systems Corp.:
7.75%, 4/15/2018		65,000	65,650
8.0%, 4/15/2020		65,000	66,138
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		790,000	470,050
11.25%, 6/1/2017		715,000	721,256
12.75%, 4/15/2018		295,000	199,863
CCO Holdings LLC:
6.5%, 4/30/2021		1,155,000	1,091,475
7.0%, 1/15/2019		120,000	116,400
7.25%, 10/30/2017		520,000	520,000
7.875%, 4/30/2018		225,000	228,937
8.125%, 4/30/2020		150,000	156,000
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,495,000	1,480,050
Claire's Stores, Inc.:
8.875%, 3/15/2019		145,000	104,400
9.625%, 6/1/2015 (PIK)		115,706	89,094
Clear Channel Communications, Inc., 9.0%, 3/1/2021		140,000	103,950
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		100,000	101,500
Series B, 9.25%, 12/15/2017		150,000	153,375
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019 (b)		135,000	113,738
DineEquity, Inc., 9.5%, 10/30/2018		480,000	476,400
DISH DBS Corp.:
144A, 6.75%, 6/1/2021		50,000	47,750
7.125%, 2/1/2016		465,000	470,812
7.875%, 9/1/2019		270,000	275,400
EH Holding Corp., 144A, 7.625%, 6/15/2021		230,000	221,375
Fiesta Restaurant Group, 144A, 8.875%, 8/15/2016		335,000	325,787
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		490,000	613
Gannett Co., Inc., 9.375%, 11/15/2017		295,000	317,125
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		505,000	505,000
Hertz Corp.:
6.75%, 4/15/2019		660,000	598,950
7.5%, 10/15/2018		905,000	864,275
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		585,000	568,912
Lear Corp.:
7.875%, 3/15/2018		235,000	242,050
8.125%, 3/15/2020		230,000	241,500
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		540,000	518,400
Macy's Retail Holdings, Inc., 8.125%, 7/15/2015		85,000	98,962
Mediacom Broadband LLC, 8.5%, 10/15/2015		635,000	631,825
Mediacom LLC, 9.125%, 8/15/2019		560,000	557,200
MGM Resorts International:
7.5%, 6/1/2016		205,000	177,838
7.625%, 1/15/2017		560,000	480,200
9.0%, 3/15/2020		145,000	150,619
144A, 10.0%, 11/1/2016		225,000	213,188
11.125%, 11/15/2017		235,000	257,912
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		150,000	154,500
Norcraft Companies LP, 10.5%, 12/15/2015		1,260,000	1,149,750
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		435,000	398,025
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,085,000	1,074,150
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		315,000	315,000
PVH Corp., 7.375%, 5/15/2020		160,000	166,800
Regal Entertainment Group, 9.125%, 8/15/2018		180,000	178,200
Sabre Holdings Corp., 8.35%, 3/15/2016		305,000	249,337
Sears Holdings Corp., 6.625%, 10/15/2018		140,000	115,500
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		200,000	201,000
144A, 7.804%, 10/1/2020		415,000	412,925
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		170,000	175,313
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		340,000	368,050
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		565,000	566,412
Standard Pacific Corp.:
8.375%, 5/15/2018		240,000	204,000
10.75%, 9/15/2016		440,000	431,200
Toys "R" Us, Inc., 7.375%, 10/15/2018		695,000	590,750
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		200,000	191,000
Travelport LLC:
4.951% **, 9/1/2014		390,000	226,200
9.0%, 3/1/2016		235,000	137,475
UCI International, Inc., 8.625%, 2/15/2019		120,000	111,150
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	550,000	711,072
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,110,000	1,110,000
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	53,400
144A, 7.875%, 11/1/2020		140,000	131,250
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	480,000	553,049
144A, 9.75%, 4/15/2018	EUR	425,000	543,771
Valassis Communications, Inc., 6.625%, 2/1/2021		180,000	168,300
Visant Corp., 10.0%, 10/1/2017		460,000	425,500
Visteon Corp., 144A, 6.75%, 4/15/2019		435,000	391,500
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		335,000	341,700

			29,308,110
Consumer Staples 3.8%
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		340,000	297,500
B&G Foods, Inc., 7.625%, 1/15/2018		230,000	237,475
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		530,000	447,850
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		215,000	219,838
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		555,000	496,725
NBTY, Inc., 9.0%, 10/1/2018		140,000	143,325
Rite Aid Corp.:
7.5%, 3/1/2017		40,000	38,200
8.0%, 8/15/2020		445,000	463,912
10.25%, 10/15/2019		230,000	239,775
Smithfield Foods, Inc., 7.75%, 7/1/2017		1,880,000	1,931,700
Stater Bros. Holdings, Inc., 7.375%, 11/15/2018		180,000	183,600
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		210,000	198,450
Tops Holding Corp., 10.125%, 10/15/2015		330,000	330,000
U.S. Foodservice, 144A, 8.5%, 6/30/2019		400,000	361,000

			5,589,350
Energy 9.9%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		345,000	321,712
Arch Coal, Inc., 7.25%, 10/1/2020		110,000	105,600
Berry Petroleum Co., 6.75%, 11/1/2020		535,000	510,925
Bill Barrett Corp., 7.625%, 10/1/2019		55,000	54,038
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		300,000	294,000
Brigham Exploration Co., 6.875%, 6/1/2019		115,000	112,125
Bristow Group, Inc., 7.5%, 9/15/2017		485,000	499,550
Chaparral Energy, Inc., 8.25%, 9/1/2021		410,000	374,125
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		145,000	150,438
8.5%, 12/15/2019		150,000	156,000
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		90,000	86,850
8.0%, 4/1/2017		655,000	684,475
8.25%, 4/1/2020		250,000	263,125
Continental Resources, Inc.:
7.125%, 4/1/2021		175,000	176,750
7.375%, 10/1/2020		195,000	201,825
8.25%, 10/1/2019		105,000	112,350
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		920,000	892,400
Crosstex Energy LP, 8.875%, 2/15/2018		365,000	374,125
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		420,000	394,800
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		535,000	513,600
Energy Transfer Equity LP, 7.5%, 10/15/2020		215,000	220,912
Forest Oil Corp., 7.25%, 6/15/2019		90,000	88,650
Frontier Oil Corp., 6.875%, 11/15/2018		315,000	318,150
Genesis Energy LP, 144A, 7.875%, 12/15/2018		230,000	218,500
Global Geophysical Services, Inc., 10.5%, 5/1/2017		775,000	751,750
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		140,000	140,000
Holly Energy Partners LP, 8.25%, 3/15/2018		330,000	344,850
HollyFrontier Corp., 9.875%, 6/15/2017		545,000	588,600
Linn Energy LLC:
144A, 6.5%, 5/15/2019		285,000	262,200
7.75%, 2/1/2021		335,000	335,000
MEG Energy Corp., 144A, 6.5%, 3/15/2021		235,000	225,012
Newfield Exploration Co., 7.125%, 5/15/2018		270,000	279,450
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		435,000	421,950
Offshore Group Investments Ltd.:
11.5%, 8/1/2015		275,000	283,250
144A, 11.5%, 8/1/2015		30,000	30,900
Plains Exploration & Production Co., 7.625%, 6/1/2018		320,000	328,000
Range Resources Corp., 6.75%, 8/1/2020		105,000	111,825
Regency Energy Partners LP, 6.875%, 12/1/2018		205,000	211,150
Sabine Pass LNG LP:
7.25%, 11/30/2013		830,000	803,025
7.5%, 11/30/2016		355,000	328,375
SandRidge Energy, Inc., 144A, 7.5%, 3/15/2021		300,000	276,000
SESI LLC, 144A, 6.375%, 5/1/2019		235,000	226,775
Stone Energy Corp.:
6.75%, 12/15/2014		590,000	566,400
8.625%, 2/1/2017		125,000	117,500
Venoco, Inc., 8.875%, 2/15/2019		590,000	507,400
Xinergy Corp., 144A, 9.25%, 5/15/2019		335,000	299,825

			14,564,262
Financials 14.3%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		775,000	709,125
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		450,000	348,750
Ally Financial, Inc.:
8.0%, 3/15/2020		340,000	314,711
8.0%, 11/1/2031		340,000	298,350
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		285,000	270,750
9.375%, 12/1/2017		390,000	405,600
Ashton Woods U.S.A. LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		712,400	498,680
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		571,200	559,776
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		570,000	584,250
CIT Group, Inc.:
7.0%, 5/1/2015		195	194
144A, 7.0%, 5/4/2015		623,000	618,327
144A, 7.0%, 5/2/2017		1,785,000	1,731,450
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		435,000	450,225
E*TRADE Financial Corp.:
6.75%, 6/1/2016		570,000	568,575
12.5%, 11/30/2017 (PIK)		632,000	712,580
Felcor Lodging LP, (REIT), 144A,, 6.75%, 6/1/2019		410,000	366,950
Ford Motor Credit Co., LLC:
5.875%, 8/2/2021		300,000	298,405
6.625%, 8/15/2017		355,000	369,664
8.125%, 1/15/2020		100,000	113,445
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	464,100
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	322,107	259
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		2,000,000	1,650,000
International Lease Finance Corp.:
5.75%, 5/15/2016		105,000	93,325
6.25%, 5/15/2019		270,000	234,682
8.625%, 9/15/2015		235,000	233,238
8.75%, 3/15/2017		370,000	371,850
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019		670,000	592,112
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		295,000	280,250
National Money Mart Co., 10.375%, 12/15/2016		790,000	809,750
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		150,000	124,875
NII Capital Corp., 7.625%, 4/1/2021		335,000	332,488
Nuveen Investments, Inc.:
10.5%, 11/15/2015		605,000	558,112
144A, 10.5%, 11/15/2015		525,000	479,063
OMEGA Healthcare Investors, Inc., (REIT), 6.75%, 10/15/2022		305,000	290,894
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		425,000	414,375
9.25%, 4/1/2015		695,000	689,787
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		540,000	486,000
144A, 7.125%, 4/15/2019		415,000	385,950
144A, 8.25%, 2/15/2021		225,000	177,750
144A, 8.75%, 10/15/2016		550,000	551,375
144A, 9.0%, 5/15/2018		610,000	515,450
144A, 9.0%, 4/15/2019		275,000	233,750
Susser Holdings LLC, 8.5%, 5/15/2016		175,000	182,219
Tomkins LLC, 144A, 9.0%, 10/1/2018		207,000	212,175
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		185,000	173,900
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,135,000	1,225,800
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		200,000	170,750

			21,154,086
Health Care 2.5%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		235,000	221,488
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021		605,000	567,187
HCA, Inc.:
6.5%, 2/15/2020		1,140,000	1,114,350
7.5%, 2/15/2022		855,000	788,737
Mylan, Inc., 144A, 7.875%, 7/15/2020		95,000	99,275
STHI Holding Corp., 144A, 8.0%, 3/15/2018		345,000	332,925
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		245,000	224,788
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		420,000	401,100

			3,749,850
Industrials 11.5%
Accuride Corp., 9.5%, 8/1/2018		405,000	372,600
Actuant Corp., 6.875%, 6/15/2017		300,000	306,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		310,000	282,100
American Airlines, Inc., 144A, 7.5%, 3/15/2016		490,000	411,600
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		190,000	190,000
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		105,000	103,425
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		610,000	489,525
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		335,000	301,500
BE Aerospace, Inc.:
6.875%, 10/1/2020		210,000	218,925
8.5%, 7/1/2018		300,000	321,000
Belden, Inc., 7.0%, 3/15/2017		420,000	420,000
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		190,000	188,100
Briggs & Stratton Corp., 6.875%, 12/15/2020		195,000	196,950
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		415,000	392,175
Cenveo Corp., 8.875%, 2/1/2018		1,055,000	830,812
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		950,000	807,500
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		417,780	250,668
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		99,000	101,970
Deluxe Corp., 144A, 7.0%, 3/15/2019		180,000	173,700
Ducommun, Inc., 144A, 9.75%, 7/15/2018		305,000	305,000
DynCorp International, Inc., 10.375%, 7/1/2017		490,000	427,525
Florida East Coast Railway Corp., 8.125%, 2/1/2017		225,000	218,250
FTI Consulting, Inc., 6.75%, 10/1/2020		195,000	188,175
Garda World Security Corp., 144A, 9.75%, 3/15/2017		375,000	382,500
H&E Equipment Services, Inc., 8.375%, 7/15/2016		615,000	590,400
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018	EUR	580,000	481,774
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		180,000	167,400
144A, 7.125%, 3/15/2021		60,000	55,650
Interline Brands, Inc., 7.0%, 11/15/2018		295,000	288,362
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		80,000	85,200
Meritor, Inc., 8.125%, 9/15/2015		280,000	247,800
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		760,000	634,600
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		295,000	257,388
Nortek, Inc., 144A, 8.5%, 4/15/2021		720,000	579,600
Ply Gem Industries, Inc.:
8.25%, 2/15/2018		275,000	224,125
13.125%, 7/15/2014		515,000	488,606
RailAmerica, Inc., 9.25%, 7/1/2017		304,000	329,080
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		520,000	497,900
11.75%, 8/1/2016 (b)		120,000	122,400
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		135,000	130,950
Sitel LLC, 11.5%, 4/1/2018		565,000	446,350
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	204,488
7.5%, 10/1/2017		215,000	222,525
SPX Corp., 6.875%, 9/1/2017		130,000	133,250
Titan International, Inc., 7.875%, 10/1/2017		945,000	982,800
Triumph Group, Inc., 8.0%, 11/15/2017		75,000	78,188
Tutor Perini Corp., 7.625%, 11/1/2018		325,000	277,875
United Rentals North America, Inc.:
9.25%, 12/15/2019		830,000	861,125
10.875%, 6/15/2016		390,000	421,200
USG Corp., 144A, 9.75%, 8/1/2014		220,000	209,000

			16,898,036
Information Technology 5.1%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		210,000	191,100
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		50,000	44,750
7.375%, 5/1/2018		250,000	241,250
Aspect Software, Inc., 10.625%, 5/15/2017		350,000	351,750
Avaya, Inc., 144A, 7.0%, 4/1/2019		830,000	705,500
CDW LLC:
144A, 8.5%, 4/1/2019		600,000	528,000
11.0%, 10/12/2015		52,000	51,870
CommScope, Inc., 144A, 8.25%, 1/15/2019		485,000	472,875
eAccess Ltd., 144A, 8.25%, 4/1/2018		335,000	306,525
Equinix, Inc.:
7.0%, 7/15/2021		215,000	214,194
8.125%, 3/1/2018		120,000	126,300
Fidelity National Information Services, Inc., 7.625%, 7/15/2017		95,000	98,800
First Data Corp.:
144A, 7.375%, 6/15/2019		170,000	150,875
144A, 8.25%, 1/15/2021		580,000	458,200
144A, 8.875%, 8/15/2020		495,000	465,300
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		990,000	1,017,225
Jabil Circuit, Inc., 7.75%, 7/15/2016		145,000	159,863
MasTec, Inc., 7.625%, 2/1/2017		610,000	597,800
MEMC Electronic Materials, Inc., 7.75%, 4/1/2019		240,000	205,200
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		245,000	215,600
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		290,000	266,800
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		290,000	275,500
SunGard Data Systems, Inc., 10.625%, 5/15/2015		365,000	380,512

			7,525,789
Materials 11.8%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		220,000	197,450
APERAM:
144A, 7.375%, 4/1/2016		215,000	189,200
144A, 7.75%, 4/1/2018		260,000	226,200
Appleton Papers, Inc., 11.25%, 12/15/2015		237,000	229,890
Berry Plastics Corp.:
8.25%, 11/15/2015		660,000	671,550
9.5%, 5/15/2018		390,000	331,500
9.75%, 1/15/2021		460,000	391,000
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	225,000	232,112
Boise Paper Holdings LLC, 8.0%, 4/1/2020		170,000	172,338
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		242,853	234,353
Celanese U.S. Holdings LLC, 6.625%, 10/15/2018		200,000	206,750
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		1,120,000	1,017,800
Clearwater Paper Corp., 7.125%, 11/1/2018		390,000	387,075
Clondalkin Acquisition BV, 144A, 2.347% **, 12/15/2013		265,000	235,850
Crown Americas LLC, 144A, 6.25%, 2/1/2021		50,000	50,000
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,410,000	1,247,850
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		230,000	215,050
FMG Resources August 2006 Pty Ltd., 144A, 7.0%, 11/1/2015		140,000	130,200
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		1,297,793	1,116,102
10.0%, 3/31/2015		1,277,440	1,188,019
Graham Packaging Co., LP, 8.25%, 10/1/2018		135,000	135,675
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	71,750
9.5%, 6/15/2017		810,000	866,700
Huntsman International LLC:
8.625%, 3/15/2020		330,000	320,925
8.625%, 3/15/2021		140,000	134,050
JMC Steel Group, 144A, 8.25%, 3/15/2018		350,000	329,000
Koppers, Inc., 7.875%, 12/1/2019		440,000	456,500
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		335,000	324,950
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		385,000	263,725
9.5%, 1/15/2021	EUR	385,000	407,485
NewMarket Corp., 7.125%, 12/15/2016		1,005,000	1,035,150
Novelis, Inc., 8.375%, 12/15/2017		85,000	84,150
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	160,234
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		535,000	524,300
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		70,000	68,425
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		300,000	299,250
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		270,000	270,000
Sealed Air Corp.:
144A, 8.125%, 9/15/2019 (c)		150,000	151,500
144A, 8.375%, 9/15/2021 (c)		150,000	151,500
Silgan Holdings, Inc., 7.25%, 8/15/2016		415,000	429,525
Solo Cup Co., 10.5%, 11/1/2013		210,000	207,900
SunCoke Energy, Inc., 144A, 7.625%, 8/1/2019		170,000	166,175
United States Steel Corp., 7.375%, 4/1/2020 (b)		480,000	432,000
Verso Paper Holdings LLC, 8.75%, 2/1/2019		130,000	89,700
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		940,000	949,400
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) *		830,088	388,066

			17,388,324
Telecommunication Services 11.5%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,020,000	989,400
8.375%, 10/15/2020		1,030,000	957,900
8.75%, 3/15/2018		350,000	310,625
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015		525,000	442,813
CPI International, Inc., 8.0%, 2/15/2018		260,000	234,000
Cricket Communications, Inc.:
7.75%, 10/15/2020		1,795,000	1,561,650
10.0%, 7/15/2015		380,000	377,150
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		495,000	487,575
Digicel Ltd., 144A, 8.25%, 9/1/2017		1,090,000	1,024,600
ERC Ireland Preferred Equity Ltd., 144A, 8.535% **, 2/15/2017 (PIK)	EUR	679,310	9,101
Frontier Communications Corp.:
7.875%, 4/15/2015		65,000	65,163
8.25%, 4/15/2017		395,000	383,150
8.5%, 4/15/2020		195,000	189,150
8.75%, 4/15/2022		70,000	69,475
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		695,000	641,137
144A, 7.5%, 4/1/2021		855,000	795,150
8.5%, 11/1/2019		580,000	566,950
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,450,000	1,257,875
11.5%, 2/4/2017 (PIK)		1,340,625	1,152,937
144A, 11.5%, 2/4/2017 (PIK)		445,000	382,700
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		480,000	422,400
7.875%, 9/1/2018		420,000	407,400
Pacnet Ltd., 144A, 9.25%, 11/9/2015		225,000	184,500
Sprint Nextel Corp., 8.375%, 8/15/2017		590,000	548,700
Syniverse Holdings, Inc., 9.125%, 1/15/2019		130,000	127,400
Telesat Canada, 11.0%, 11/1/2015		1,545,000	1,653,150
West Corp.:
7.875%, 1/15/2019		285,000	267,900
8.625%, 10/1/2018		75,000	72,938
Windstream Corp.:
7.0%, 3/15/2019		430,000	412,800
7.5%, 4/1/2023		40,000	37,300
7.75%, 10/15/2020		180,000	175,500
7.875%, 11/1/2017		495,000	501,187
8.125%, 9/1/2018		180,000	181,350

			16,891,026
Utilities 2.9%
AES Corp.:
8.0%, 10/15/2017		415,000	417,075
8.0%, 6/1/2020		525,000	525,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		485,000	463,175
144A, 7.875%, 7/31/2020		560,000	540,400
Edison Mission Energy, 7.0%, 5/15/2017		1,570,000	934,150
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,110,000	421,800
Energy Future Intermediate Holding Co. LLC, 10.0%, 12/1/2020		125,000	121,875
Ferrellgas LP, 6.5%, 5/1/2021		120,000	102,000
NRG Energy, Inc.:
144A, 7.625%, 1/15/2018		200,000	186,000
8.25%, 9/1/2020		220,000	207,900
Texas Competitive Electric Holdings Co., LLC:
Series A, 10.25%, 11/1/2015		275,000	103,125
144A, 11.5%, 10/1/2020		360,000	288,000

			4,310,500

Total Corporate Bonds (Cost $148,442,970)			137,379,333
Loan Participations and Assignments 1.1%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
Buffets, Inc., Letter of Credit, First Lien, 9.619%, 4/22/2015		97,608	51,732
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, 2.369%, 3/26/2014		60,643	42,094
Term Loan, 2.369%, 3/26/2014		980,677	680,722
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		325,000	319,584
Tribune Co., Term Loan B, LIBOR Plus 3.0%, 6/4/2014 *		1,009,426	537,045

Total Loan Participations and Assignments (Cost $2,977,712)			1,631,177
Convertible Bonds 0.4%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		375,000	419,531
Sonic Automotive, Inc., 5.0%, 10/1/2029		155,000	170,694

Total Convertible Bonds (Cost $530,291)			590,225
Preferred Security 0.6%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $740,028)		1,135,000	839,900

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $31,000)	31	31,000

Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.1%
Buffets Restaurants Holdings, Inc.*	18,256	45,640
Dex One Corp.*	3,884	2,175
Postmedia Network Canada Corp.*	8,495	77,014
SuperMedia, Inc.*	726	1,124
Trump Entertainment Resorts, Inc.*	45	821
Vertis Holdings, Inc.*	676	11,992

		138,766
Industrials 0.0%
Congoleum Corp.*	24,000	1
Quad Graphics, Inc.	649	11,728

		11,729
Materials 0.0%
GEO Specialty Chemicals, Inc.*	24,225	20,592
GEO Specialty Chemicals, Inc. 144A*	2,206	1,875

		22,467

Total Common Stocks (Cost $2,508,207)		172,962
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	1,115	189
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	1,100	7,366

Total Warrants (Cost $244,286)		7,555
Preferred Stock 0.2%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $402,862)	440	294,676
Securities Lending Collateral 0.4%
Daily Assets Fund Institutional, 0.17% (d) (e) (Cost $608,206)	608,206	608,206
Cash Equivalents 1.9%
Central Cash Management Fund, 0.1% (d) (Cost $2,855,518)	2,855,518	2,855,518

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $159,341,080) †	97.9	144,410,552
Other Assets and Liabilities, Net	2.1	3,083,632

Net Assets	100.0	147,494,184

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	700,000	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	490,000	USD	495,693	613
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	322,107	EUR	92,199	259
Tribune Co.*	LIBOR Plus 3.0%	6/4/2014	1,009,426	USD	905,407	537,045
Wolverine Tube, Inc.*	15.0%	3/31/2012	830,088	USD	830,088	388,066
					3,023,387	925,983

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2011.

†
The cost for federal income tax purposes was $159,341,113.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $14,930,561.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,942,400 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,872,961.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $567,440, which is 0.4% of net assets.
(c)	When-issued security.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
At September 30, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	1,230,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	50,117	(37,769)	87,886
6/21/2010 9/20/2013	380,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	15,484	4,657	10,827
6/21/2010 9/20/2015	175,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	5,869	(16,625)	22,494
6/21/2010 9/20/2015	320,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	10,732	(27,750)	38,482
6/21/2010 9/20/2015	100,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	3,354	(6,896)	10,250
6/21/2010 9/20/2015	560,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	18,784	(9,982)	28,766
6/20/2011 9/20/2016	575,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	12,241	52,872	(40,631)
3/21/2011 6/20/2016	1,085,0006	5.0%	Ford Motor Credit Co., LLC, 7.25%, 10/25/2011, BB-	49,174	122,832	(73,658)
6/20/2011 9/20/2016	440,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	(20,073)	16,309	(36,382)
6/20/2011 9/20/2015	1,145,0001	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	(25,042)	57,935	(82,977)
3/21/2011 6/20/2016	610,0003	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	(31,874)	21,562	(53,436)
Total net unrealized depreciation					(88,379)

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Citigroup, Inc.
3	JPMorgan Chase Securities, Inc.
4	Credit Suisse
5	Bank of America
6	Barclays Bank PLC

As of September 30, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	2,157,700	USD	2,957,757	10/17/2011	67,358	Citigroup, Inc.
EUR	240,300	USD	325,299	10/17/2011	3,399	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					70,757

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	99,403	EUR	73,800	10/17/2011	(542)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$134,824,544	$2,554,789	$137,379,333
Loan Participations and Assignments	—	1,631,177	0	1,631,177
Convertible Bonds	—	590,225	—	590,225
Preferred Security	—	839,900	—	839,900
Other Investments	—	—	31,000	31,000
Common Stocks(h)	137,681	—	35,281	172,962
Preferred Stock	—	294,676	—	294,676
Warrants(h)	—	—	7,555	7,555
Short-Term Investments	3,463,724	—	—	3,463,724
Derivatives (i)	—	269,462	—	269,462
Total	$3,601,405	$138,449,984	$2,628,625	$144,680,014

Liabilities
Derivatives (i)	$—	$(287,626)	$—	$(287,626)
Total	$—	$(287,626)	$—	$(287,626)

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of December 31, 2010	$2,784,439		$0	$31,000	$23,288	$12,547	$2,851,274
Realized gain (loss)	(2,501,673)		—	—	—	—	(2,501,673)
Change in unrealized appreciation (depreciation)	2,502,838		0	0	5,767	(4,992)	2,503,613
Amortization premium/discount	17,894		—	—	—	—	17,894
Purchases	21,780		—	—	6,226	—	28,006
(Sales)	(95,467)		—	—	—	—	(95,467)
Transfers into Level 3	—		—	—	—	—	—
Transfers (out) of Level 3	(175,022	)(j)	—	—	—	—	(175,022)
Balance as of September 30, 2011	$2,554,789		$0	$31,000	$35,281	$7,555	$2,628,625
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2011	$(35,121)		$0	$0	$5,767	$(4,992)	$(34,346)

Transfers between price levels are recognized at the beginning of the reporting period.
(j) The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$(88,379)	$—
Foreign Exchange Contracts	$—	$70,215

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Large Cap Value VIP
	Shares	Value ($)
Common Stocks 94.9%
Consumer Discretionary 3.9%
Auto Components 0.6%
TRW Automotive Holdings Corp.* (a)	72,665	2,378,325
Distributors 1.2%
Genuine Parts Co.	86,835	4,411,218
Diversified Consumer Services 1.4%
H&R Block, Inc.	416,045	5,537,559
Hotels Restaurants & Leisure 0.7%
Carnival Corp. (Units)	84,267	2,553,290
Consumer Staples 13.6%
Beverages 1.6%
PepsiCo, Inc.	99,585	6,164,311
Food & Staples Retailing 4.2%
CVS Caremark Corp.	223,228	7,495,996
Wal-Mart Stores, Inc. (a)	89,566	4,648,476
Walgreen Co. (a)	115,272	3,791,296

		15,935,768
Food Products 4.6%
General Mills, Inc.	110,456	4,249,242
Kellogg Co. (a)	95,435	5,076,188
Mead Johnson Nutrition Co.	68,315	4,702,122
Sara Lee Corp.	233,258	3,813,768

		17,841,320
Tobacco 3.2%
Altria Group, Inc.	298,880	8,012,973
Philip Morris International, Inc.	66,885	4,172,286

		12,185,259
Energy 13.0%
Energy Equipment & Services 2.2%
Noble Corp.*	169,295	4,968,808
Transocean Ltd.	74,088	3,536,961

		8,505,769
Oil, Gas & Consumable Fuels 10.8%
Canadian Natural Resources Ltd.	170,635	4,994,487
Chevron Corp.	87,522	8,097,535
ConocoPhillips (a)	82,872	5,247,455
Marathon Oil Corp.	212,491	4,585,556
Marathon Petroleum Corp.	130,598	3,533,982
Nexen, Inc.	222,386	3,444,759
Occidental Petroleum Corp.	85,233	6,094,160
Suncor Energy, Inc.	213,619	5,434,467

		41,432,401
Financials 11.3%
Diversified Financial Services 1.3%
JPMorgan Chase & Co.	162,148	4,883,898
Insurance 10.0%
Assurant, Inc.	164,178	5,877,572
Fidelity National Financial, Inc. "A" (a)	327,282	4,968,141
HCC Insurance Holdings, Inc.	162,110	4,385,076
Lincoln National Corp. (a)	296,925	4,640,938
MetLife, Inc.	112,836	3,160,536
PartnerRe Ltd.	112,009	5,854,710
Prudential Financial, Inc.	110,766	5,190,495
Transatlantic Holdings, Inc. (a)	90,568	4,394,359

		38,471,827
Health Care 14.2%
Biotechnology 1.6%
Gilead Sciences, Inc.*	161,439	6,263,833
Health Care Equipment & Supplies 3.5%
Baxter International, Inc.	144,906	8,135,023
Becton, Dickinson & Co.	72,107	5,286,885

		13,421,908
Health Care Providers & Services 5.5%
Aetna, Inc.	107,553	3,909,552
Humana, Inc.	67,700	4,923,821
McKesson Corp.	104,180	7,573,886
WellPoint, Inc.	67,985	4,438,061

		20,845,320
Pharmaceuticals 3.6%
Merck & Co., Inc.	233,883	7,650,313
Teva Pharmaceutical Industries Ltd. (ADR)	165,305	6,152,652

		13,802,965
Industrials 5.0%
Aerospace & Defense 3.7%
Northrop Grumman Corp. (a)	76,348	3,982,312
Raytheon Co.	125,845	5,143,285
United Technologies Corp.	69,898	4,918,023

		14,043,620
Machinery 1.3%
Dover Corp.	109,221	5,089,699
Information Technology 6.8%
Communications Equipment 2.2%
Brocade Communications Systems, Inc.*	560,661	2,422,056
Cisco Systems, Inc.	380,648	5,896,237

		8,318,293
Computers & Peripherals 0.9%
Hewlett-Packard Co.	163,408	3,668,510
Semiconductors & Semiconductor Equipment 1.7%
Intel Corp. (a)	298,535	6,367,751
Software 2.0%
Microsoft Corp.	305,640	7,607,380
Materials 7.7%
Chemicals 4.1%
Air Products & Chemicals, Inc.	78,320	5,981,298
Potash Corp. of Saskatchewan, Inc.	92,595	4,001,956
Praxair, Inc.	63,000	5,889,240

		15,872,494
Containers & Packaging 1.5%
Sonoco Products Co.	198,847	5,613,451
Metals & Mining 2.1%
Freeport-McMoRan Copper & Gold, Inc.	89,912	2,737,821
Goldcorp, Inc.	91,292	4,166,567
Newmont Mining Corp.	18,787	1,181,702

		8,086,090
Telecommunication Services 6.1%
Diversified Telecommunication Services 4.4%
AT&T, Inc.	273,114	7,789,211
CenturyLink, Inc.	278,311	9,217,660

		17,006,871
Wireless Telecommunication Services 1.7%
Vodafone Group PLC (ADR)	251,203	6,443,357
Utilities 13.3%
Electric Utilities 11.1%
American Electric Power Co., Inc.	164,213	6,243,378
Duke Energy Corp. (a)	287,217	5,741,468
Entergy Corp.	96,357	6,387,505
Exelon Corp.	190,035	8,097,391
FirstEnergy Corp.	223,492	10,037,026
Southern Co.	142,526	6,038,827

		42,545,595
Multi-Utilities 2.2%
PG&E Corp.	193,355	8,180,850

Total Common Stocks (Cost $361,979,126)		363,478,932
Securities Lending Collateral 11.3%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $43,208,675)	43,208,675	43,208,675
Cash Equivalents 4.4%
Central Cash Management Fund, 0.1% (b) (Cost $16,757,975)	16,757,975	16,757,975

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $421,945,776) †	110.6	423,445,582
Other Assets and Liabilities, Net	(10.6)	(40,575,067)

Net Assets	100.0	382,870,515

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $424,042,205.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $596,623.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,840,797 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $38,437,420.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $41,519,025, which is 10.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$363,478,932	$—	$—	$363,478,932
Short-Term Investments(b)	59,966,650	—	—	59,966,650
Total	$423,445,582	$—	$—	$423,445,582

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(b)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Money Market VIP
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 16.2%
Banco del Estado de Chile, 0.38%, 11/16/2011	1,500,000	1,500,000
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	500,000	513,547
Bank of Nova Scotia, 0.23%, 11/8/2011	3,000,000	3,000,000
International Finance Corp., 3.0%, 11/15/2011	500,000	501,594
Landesbank Hessen-Thueringen Girozentrale, 0.35%, 10/3/2011	4,500,000	4,500,000
Mitsubishi UFJ Trust & Banking Corp., 0.27%, 10/24/2011	2,000,000	2,000,000
Mizuho Corporate Bank Ltd., 0.32%, 12/15/2011	700,000	700,000
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	800,000	803,007
Nordea Bank Finland PLC:
0.205%, 10/5/2011	1,800,000	1,800,000
0.3%, 11/25/2011	1,800,000	1,799,993
Rabobank Nederland NV, 0.43%, 3/2/2012	1,800,000	1,800,000
Royal Bank of Scotland NV, 0.39%, 12/1/2011	2,200,000	2,200,000
Skandinaviska Enskilda Banken AB:
0.25%, 10/14/2011	2,000,000	2,000,000
0.29%, 10/28/2011	2,200,000	2,200,000
0.3%, 11/10/2011	1,150,000	1,150,000
Svenska Handelsbanken AB:
0.2%, 10/14/2011	1,500,000	1,499,997
0.205%, 10/6/2011	2,000,000	2,000,001
0.32%, 12/14/2011	700,000	700,000
0.325%, 12/22/2011	5,500,000	5,500,156

Total Certificates of Deposit and Bank Notes (Cost $36,168,295)		36,168,295
Commercial Paper 32.7%
Issued at Discount **
Amsterdam Funding Corp., 144A, 0.26%, 10/19/2011	3,500,000	3,499,545
Argento Variable Funding:
144A, 0.25%, 10/7/2011	3,000,000	2,999,875
144A, 0.28%, 10/3/2011	2,000,000	1,999,969
Barclays Bank PLC:
0.25%, 10/5/2011	1,600,000	1,599,956
0.35%, 12/1/2011	1,800,000	1,798,933
0.52%, 2/27/2012	1,000,000	997,848
BHP Billiton Finance U.S.A. Ltd., 144A, 0.18%, 1/9/2012	1,500,000	1,499,250
BNZ International Funding Ltd.:
144A, 0.22%, 10/5/2011	1,500,000	1,499,963
144A, 0.27%, 11/30/2011	2,000,000	1,999,100
144A, 0.49%, 3/8/2012	1,500,000	1,496,754
144A, 0.5%, 3/13/2012	1,500,000	1,496,583
Cancara Asset Securitization LLC, 144A, 0.21%, 10/5/2011	6,500,000	6,499,848
DnB NOR Bank ASA:
0.21%, 10/3/2011	1,000,000	999,988
0.3%, 11/29/2011	1,500,000	1,499,263
0.3%, 12/12/2011	1,800,000	1,798,920
Erste Abwicklungsanstalt:
0.37%, 1/9/2012	1,000,000	998,972
0.39%, 2/16/2012	1,200,000	1,198,206
0.4%, 3/9/2012	600,000	598,933
0.4%, 3/29/2012	800,000	798,400
0.46%, 1/5/2012	1,200,000	1,198,528
Erste Finance Delaware LLC, 0.18%, 10/5/2011	5,000,000	4,999,900
General Electric Capital Corp., 0.3%, 2/22/2012	1,200,000	1,198,560
Gotham Funding Corp., 144A, 0.24%, 10/7/2011	2,000,000	1,999,920
Grampian Funding LLC, 144A, 0.22%, 10/11/2011	1,000,000	999,939
Kells Funding LLC:
144A, 0.3%, 10/13/2011	1,250,000	1,249,875
144A, 0.35%, 2/17/2012	800,000	798,919
144A, 0.37%, 3/19/2012	700,000	698,777
144A, 0.38%, 4/17/2012	700,000	698,530
NRW.Bank:
0.235%, 10/6/2011	1,500,000	1,499,951
0.24%, 10/12/2011	2,000,000	1,999,853
0.24%, 11/1/2011	1,500,000	1,499,690
0.25%, 11/8/2011	1,000,000	999,736
0.4%, 12/2/2011	1,500,000	1,498,967
SBAB Bank AB, 144A, 0.32%, 11/1/2011	2,000,000	1,999,449
Standard Chartered Bank, 0.35%, 12/7/2011	2,000,000	1,998,697
Straight-A Funding LLC, 144A, 0.19%, 11/15/2011	2,000,000	1,999,525
Sumitomo Mitsui Banking Corp.:
0.2%, 10/6/2011	3,498,000	3,497,903
0.22%, 10/6/2011	2,000,000	1,999,939
Swedbank AB:
0.4%, 11/15/2011	1,800,000	1,799,100
0.5%, 12/13/2011	1,200,000	1,198,783
Tasman Funding, Inc., 144A, 0.33%, 11/7/2011	1,800,000	1,799,389

Total Commercial Paper (Cost $72,914,236)		72,914,236
Short-Term Notes * 17.1%
Australia & New Zealand Banking Group Ltd., 144A, 0.32%, 1/20/2012	1,200,000	1,200,000
Bank of Nova Scotia:
0.318%, 10/11/2012	1,000,000	1,000,000
0.34%, 12/8/2011	800,000	800,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.257%, 5/25/2012	2,000,000	1,999,857
Canadian Imperial Bank of Commerce, 0.314%, 4/26/2012	1,200,000	1,200,000
Commonwealth Bank of Australia:
144A, 0.315%, 5/11/2012	2,000,000	2,000,000
144A, 0.325%, 2/3/2012	1,000,000	1,000,000
JPMorgan Chase Bank NA, 0.366%, 10/9/2012	2,000,000	2,000,000
Kells Funding LLC:
144A, 0.321%, 2/27/2012	1,000,000	1,000,000
144A, 0.361%, 12/1/2011	1,000,000	1,000,000
144A, 0.364%, 2/24/2012	1,750,000	1,750,000
Landesbank Baden-Wurttemberg, 144A, 0.575%, 6/22/2012	7,250,000	7,250,000
Lloyds TSB Bank PLC, 0.338%, 5/11/2012	2,000,000	2,000,000
Nordea Bank Finland PLC:
0.549%, 10/14/2011	2,000,000	2,000,208
0.551%, 10/20/2011	2,000,000	2,000,305
0.737%, 9/13/2012	1,500,000	1,503,475
Rabobank Nederland NV, 0.305%, 1/10/2012	750,000	750,000
Svenska Handelsbanken AB, 144A, 0.375%, 8/7/2012	750,000	750,000
Toronto-Dominion Bank, 0.245%, 5/11/2012	1,000,000	1,000,000
Westpac Banking Corp.:
0.26%, 10/12/2011	1,000,000	1,000,000
144A, 0.272%, 10/28/2011	1,000,000	1,000,017
0.315%, 7/11/2012	750,000	750,000
0.316%, 5/9/2012	1,500,000	1,500,000
0.35%, 1/10/2012	1,500,000	1,500,000

Total Short-Term Notes (Cost $37,953,862)		37,953,862
Time Deposit 7.8%
State Street Euro Dollar, 0.01%, 10/3/2011 (Cost $17,418,000)	17,418,000	17,418,000
Government & Agency Obligations 11.9%
Foreign Government Obligations 0.5%
Kingdom of Denmark, 2.75%, 11/15/2011	1,000,000	1,002,838
Other Government Related (a) 2.3%
European Investment Bank:
0.14%, 10/12/2011	3,000,000	2,999,872
2.625%, 11/15/2011	2,100,000	2,105,816

		5,105,688
U.S. Government Sponsored Agencies 5.5%
Federal Farm Credit Bank:
0.202% *, 11/2/2011	750,000	749,997
0.316% **, 12/16/2011	800,000	799,460
Federal Home Loan Bank:
0.13%, 1/23/2012	2,000,000	1,999,794
0.24%, 10/28/2011	1,800,000	1,799,915
0.25%, 10/28/2011	750,000	749,995
Federal National Mortgage Association:
0.099% **, 2/13/2012	1,200,000	1,199,550
0.139% **, 2/17/2012	1,500,000	1,499,189
0.149% **, 1/17/2012	2,500,000	2,498,875
0.157% **, 11/21/2011	1,000,000	999,773

		12,296,548
U.S. Treasury Obligations 3.6%
U.S. Treasury Bill, 0.217% **, 10/20/2011	1,000,000	999,885
U.S. Treasury Notes:
0.625%, 7/31/2012	2,000,000	2,007,895
0.875%, 1/31/2012	1,250,000	1,252,784
1.0%, 10/31/2011	1,000,000	1,000,619
1.125%, 12/15/2011	1,200,000	1,202,018
4.625%, 10/31/2011	1,500,000	1,505,343

		7,968,544

Total Government & Agency Obligations (Cost $26,373,618)		26,373,618
Repurchase Agreements 14.4%
JPMorgan Securities, Inc., 0.08%, dated 9/30/2011, to be repurchased at $6,832,715 on 10/3/2011 (b)	6,832,669	6,832,669
Merrill Lynch & Co., Inc., 0.09%, dated 9/30/2011, to be repurchased at $25,319,428 on 10/3/2011 (c)	25,319,238	25,319,238

Total Repurchase Agreements (Cost $32,151,907)		32,151,907

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $222,979,918) †	100.1	222,979,918
Other Assets and Liabilities, Net	(0.1)	(157,719)

Net Assets	100.0	222,822,199

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2011.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $222,979,918.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by $6,646,092 Federal Home Loan Mortgage Corp., with various coupon rates from 2.245-5.562%, with various maturity dates of 10/1/2031-6/1/2038 with a value of $6,984,309.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,913,404	Federal Home Loan Mortgage Corp.	4.0-5.495	4/1/2025-5/1/2041	25,436,665
367,203	Federal National Mortgage Association	4.0	10/1/2024	388,958
Total Collateral Value				25,825,623

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(d)	$—	$190,828,011	$—	$190,828,011
Repurchase Agreements	—	32,151,907	—	32,151,907
Total	$—	$222,979,918	$—	$222,979,918

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Small Mid Cap Growth VIP
	Shares	Value ($)
Common Stocks 96.3%
Consumer Discretionary 18.6%
Auto Components 1.5%
BorgWarner, Inc.* (a)	18,970	1,148,254
TRW Automotive Holdings Corp.*	27,381	896,180

		2,044,434
Hotels Restaurants & Leisure 1.6%
Panera Bread Co. "A"*	21,889	2,275,143
Household Durables 1.1%
Jarden Corp.	52,942	1,496,141
Internet & Catalog Retail 1.2%
Shutterfly, Inc.* (a)	39,451	1,624,592
Media 1.9%
Cinemark Holdings, Inc.	94,221	1,778,892
Interpublic Group of Companies, Inc. (a)	117,895	848,844

		2,627,736
Specialty Retail 7.9%
Advance Auto Parts, Inc.	21,496	1,248,918
Children's Place Retail Stores, Inc.* (a)	39,540	1,839,796
DSW, Inc. "A"	43,305	1,999,825
Guess?, Inc.	47,672	1,358,175
PetSmart, Inc.	48,413	2,064,815
Ulta Salon, Cosmetics & Fragrance, Inc.*	39,627	2,465,988

		10,977,517
Textiles, Apparel & Luxury Goods 3.4%
Deckers Outdoor Corp.*	31,900	2,974,994
Hanesbrands, Inc.*	68,923	1,723,764

		4,698,758
Consumer Staples 8.2%
Food Products 4.5%
Diamond Foods, Inc. (a)	43,049	3,434,880
Green Mountain Coffee Roasters, Inc.* (a)	20,866	1,939,286
TreeHouse Foods, Inc.*	12,613	779,988

		6,154,154
Household Products 1.9%
Church & Dwight Co., Inc.	59,120	2,613,104
Personal Products 1.8%
Herbalife Ltd.	46,515	2,493,204
Energy 8.6%
Energy Equipment & Services 4.6%
Complete Production Services, Inc.*	70,514	1,329,189
Core Laboratories NV (a)	21,040	1,890,023
Dresser-Rand Group, Inc.*	38,749	1,570,497
Dril-Quip, Inc.* (a)	30,365	1,636,977

		6,426,686
Oil, Gas & Consumable Fuels 4.0%
Approach Resources, Inc.* (a)	86,919	1,476,754
Clean Energy Fuels Corp.* (a)	33,803	375,889
Cloud Peak Energy, Inc.*	65,425	1,108,954
Northern Oil & Gas, Inc.* (a)	57,576	1,116,399
Rosetta Resources, Inc.* (a)	42,269	1,446,445

		5,524,441
Financials 6.8%
Capital Markets 2.1%
Affiliated Managers Group, Inc.*	19,549	1,525,800
Lazard Ltd. "A"	35,379	746,497
Stifel Financial Corp.*	25,124	667,293

		2,939,590
Consumer Finance 1.1%
DFC Global Corp.* (a)	66,316	1,449,005
Diversified Financial Services 1.5%
Portfolio Recovery Associates, Inc.* (a)	32,546	2,025,012
Insurance 1.6%
W.R. Berkley Corp.	74,422	2,209,589
Real Estate Management & Development 0.5%
CB Richard Ellis Group, Inc. "A"*	52,928	712,411
Health Care 13.3%
Biotechnology 0.6%
Onyx Pharmaceuticals, Inc.*	27,112	813,631
Health Care Equipment & Supplies 2.2%
Accuray, Inc.* (a)	193,793	779,048
Merit Medical Systems, Inc.*	78,093	1,026,142
Sirona Dental Systems, Inc.*	30,013	1,272,851

		3,078,041
Health Care Providers & Services 4.2%
Centene Corp.*	87,787	2,516,853
ExamWorks Group, Inc.* (a)	114,182	1,162,373
Healthspring, Inc.*	59,179	2,157,666

		5,836,892
Health Care Technology 1.3%
SXC Health Solutions Corp.* (a)	32,240	1,795,768
Life Sciences Tools & Services 1.0%
Life Technologies Corp.*	35,376	1,359,500
Pharmaceuticals 4.0%
Pacira Pharmaceuticals, Inc.* (a)	118,004	1,171,780
Par Pharmaceutical Companies, Inc.* (a)	51,389	1,367,975
Questcor Pharmaceuticals, Inc.*	106,662	2,907,606

		5,447,361
Industrials 13.1%
Aerospace & Defense 1.0%
BE Aerospace, Inc.*	42,179	1,396,547
Commercial Services & Supplies 1.0%
United Stationers, Inc.	52,216	1,422,886
Construction & Engineering 1.8%
Chicago Bridge & Iron Co. NV	36,640	1,049,003
MYR Group, Inc.*	78,695	1,388,180

		2,437,183
Electrical Equipment 1.7%
General Cable Corp.* (a)	35,987	840,296
Thomas & Betts Corp.*	37,093	1,480,382

		2,320,678
Machinery 4.7%
Altra Holdings, Inc.*	83,109	961,571
Gardner Denver, Inc.	18,212	1,157,373
Joy Global, Inc.	20,469	1,276,856
Sauer-Danfoss, Inc.*	37,834	1,093,403
Timken Co.	23,816	781,641
WABCO Holdings, Inc.*	34,460	1,304,655

		6,575,499
Professional Services 1.0%
Robert Half International, Inc. (a)	62,533	1,326,950
Road & Rail 0.8%
Kansas City Southern*	22,693	1,133,742
Trading Companies & Distributors 1.1%
United Rentals, Inc.* (a)	88,748	1,494,517
Information Technology 22.3%
Communications Equipment 2.8%
Acme Packet, Inc.*	25,488	1,085,534
Harris Corp. (a)	31,404	1,073,075
Polycom, Inc.*	37,204	683,437
Sycamore Networks, Inc.	58,522	1,056,322

		3,898,368
Computers & Peripherals 1.0%
Western Digital Corp.*	53,695	1,381,035
Electronic Equipment, Instruments & Components 2.2%
Cognex Corp.	65,952	1,787,959
Coherent, Inc.*	28,729	1,234,198

		3,022,157
Internet Software & Services 1.0%
Equinix, Inc.*	15,115	1,342,665
IT Services 5.1%
Cardtronics, Inc.*	91,952	2,107,540
MAXIMUS, Inc.	38,872	1,356,633
Syntel, Inc.	39,771	1,717,709
VeriFone Systems, Inc.*	54,287	1,901,131

		7,083,013
Semiconductors & Semiconductor Equipment 2.4%
Atmel Corp.*	104,361	842,194
Cavium, Inc.*	21,996	594,112
Cypress Semiconductor Corp.* (a)	53,862	806,314
Netlogic Microsystems, Inc.* (a)	22,383	1,076,846

		3,319,466
Software 7.8%
Compuware Corp.*	112,517	861,880
Concur Technologies, Inc.* (a)	25,287	941,182
MICROS Systems, Inc.*	26,686	1,171,782
NetQin Mobile, Inc. (ADR)* (a)	97,896	374,942
OPNET Technologies, Inc.	28,827	1,006,351
Red Hat, Inc.*	37,495	1,584,539
Rovi Corp.* (a)	40,172	1,726,593
Taleo Corp. "A"*	58,459	1,503,565
Ultimate Software Group, Inc.*	35,354	1,651,739

		10,822,573
Materials 4.7%
Chemicals 2.1%
CF Industries Holdings, Inc.	10,420	1,285,724
Solutia, Inc.*	60,429	776,512
STR Holdings, Inc.* (a)	97,236	788,584

		2,850,820
Containers & Packaging 1.2%
Crown Holdings, Inc.*	53,448	1,636,043
Metals & Mining 1.4%
Cliffs Natural Resources, Inc.	11,236	574,946
Detour Gold Corp.*	24,985	650,912
Thompson Creek Metals Co., Inc.*	128,882	782,314

		2,008,172
Telecommunication Services 0.7%
Wireless Telecommunication Services
MetroPCS Communications, Inc.*	112,065	976,086

Total Common Stocks (Cost $140,792,560)		133,071,110
Securities Lending Collateral 23.2%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $32,019,076)	32,019,076	32,019,076
Cash Equivalents 4.1%
Central Cash Management Fund, 0.1% (b) (Cost $5,717,645)	5,717,645	5,717,645

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $178,529,281) †	123.6	170,807,831
Other Assets and Liabilities, Net	(23.6)	(32,633,963)

Net Assets	100.0	138,173,868

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $178,933,670.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $8,125,839. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,308,374 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,434,213.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $30,208,717, which is 21.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$133,071,110	$—	$—	$133,071,110
Short-Term Investments(d)	37,736,721	—	—	37,736,721
Total	$170,807,831	$—	$—	$170,807,831

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Unconstrained Income VIP
(formerly DWS Strategic Income VIP)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 57.0%
Consumer Discretionary 7.9%
AMC Entertainment, Inc., 8.0%, 3/1/2014		105,000	101,325
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		15,000	15,375
American Achievement Corp., 144A, 10.875%, 4/15/2016		45,000	34,200
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		80,000	77,200
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		95,000	86,925
9.625%, 3/15/2018		45,000	44,550
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		95,000	95,712
Cablevision Systems Corp.:
7.75%, 4/15/2018		10,000	10,100
8.0%, 4/15/2020		10,000	10,175
Caesar's Entertainment Operating Co., Inc., 11.25%, 6/1/2017		240,000	242,100
CCO Holdings LLC:
6.5%, 4/30/2021		215,000	203,175
7.0%, 1/15/2019		20,000	19,400
7.25%, 10/30/2017		90,000	90,000
7.875%, 4/30/2018		40,000	40,700
8.125%, 4/30/2020		25,000	26,000
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		270,000	267,300
Clear Channel Communications, Inc., 9.0%, 3/1/2021		25,000	18,563
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		15,000	15,225
Series B, 9.25%, 12/15/2017		25,000	25,563
Crown Media Holdings, Inc., 144A, 10.5%, 7/15/2019		55,000	54,450
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		25,000	21,063
DIRECTV Holdings LLC, 6.375%, 3/1/2041		145,000	162,235
DISH DBS Corp.:
6.625%, 10/1/2014		65,000	65,731
144A, 6.75%, 6/1/2021		10,000	9,550
7.125%, 2/1/2016		155,000	156,937
EH Holding Corp., 144A, 7.625%, 6/15/2021		40,000	38,500
Fiesta Restaurant Group, 144A, 8.875%, 8/15/2016		55,000	53,488
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		65,000	81
Ford Motor Co., 7.45%, 7/16/2031		65,000	73,377
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		55,000	55,000
Hertz Corp.:
6.75%, 4/15/2019		115,000	104,362
7.5%, 10/15/2018		155,000	148,025
8.875%, 1/1/2014		26,000	26,000
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		150,000	145,875
Lear Corp.:
7.875%, 3/15/2018		40,000	41,200
8.125%, 3/15/2020		40,000	42,000
Limited Brands, Inc., 7.0%, 5/1/2020		20,000	21,000
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		95,000	91,200
Macy's Retail Holdings, Inc., 8.125%, 7/15/2015		10,000	11,643
Mediacom Broadband LLC, 8.5%, 10/15/2015		110,000	109,450
Mediacom LLC, 9.125%, 8/15/2019		30,000	29,850
MGM Resorts International:
7.625%, 1/15/2017		100,000	85,750
9.0%, 3/15/2020		65,000	67,519
10.375%, 5/15/2014		45,000	49,106
11.125%, 11/15/2017		50,000	54,875
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		25,000	25,750
National CineMedia LLC, 7.875%, 7/15/2021		45,000	44,550
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		25,000	25,250
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	68,625
Penske Automotive Group, Inc., 7.75%, 12/15/2016		175,000	173,250
PVH Corp., 7.375%, 5/15/2020		25,000	26,063
Regal Entertainment Group, 9.125%, 8/15/2018		35,000	34,650
Sabre Holdings Corp., 8.35%, 3/15/2016		55,000	44,963
Sears Holdings Corp., 6.625%, 10/15/2018		25,000	20,625
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		40,000	40,200
144A, 7.804%, 10/1/2020		70,000	69,650
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		100,000	90,000
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		25,000	25,781
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		155,000	167,787
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		95,000	95,237
Standard Pacific Corp.:
8.375%, 5/15/2018		100,000	85,000
10.75%, 9/15/2016		80,000	78,400
Time Warner Cable, Inc., 4.0%, 9/1/2021		180,000	176,025
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		35,000	33,425
Travelport LLC, 9.0%, 3/1/2016		40,000	23,400
UCI International, Inc., 8.625%, 2/15/2019		20,000	18,525
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		200,000	200,000
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		10,000	8,900
144A, 7.875%, 11/1/2020		25,000	23,438
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	50,000	57,609
144A, 9.75%, 4/15/2018	EUR	100,000	127,946
Valassis Communications, Inc., 6.625%, 2/1/2021		30,000	28,050
Visteon Corp., 144A, 6.75%, 4/15/2019		75,000	67,500
Wyndham Worldwide Corp., 5.75%, 2/1/2018		210,000	214,460
Wynn Las Vegas LLC, 7.75%, 8/15/2020		50,000	52,500
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		60,000	61,200

			5,350,614
Consumer Staples 2.0%
Alliance One International, Inc., 10.0%, 7/15/2016		25,000	20,625
Altria Group, Inc., 9.95%, 11/10/2038		145,000	206,637
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		60,000	52,500
B&G Foods, Inc., 7.625%, 1/15/2018		35,000	36,138
Central Garden & Pet Co., 8.25%, 3/1/2018		35,000	33,425
Darling International, Inc., 8.5%, 12/15/2018		80,000	86,200
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		100,000	84,500
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		35,000	35,788
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		85,000	76,075
NBTY, Inc., 9.0%, 10/1/2018		25,000	25,594
Reynolds American, Inc., 6.75%, 6/15/2017		200,000	230,516
Rite Aid Corp.:
7.5%, 3/1/2017		10,000	9,550
8.0%, 8/15/2020		75,000	78,187
Smithfield Foods, Inc.:
7.75%, 7/1/2017		220,000	226,050
10.0%, 7/15/2014		85,000	96,475
Stater Bros. Holdings, Inc., 7.375%, 11/15/2018		30,000	30,600
SUPERVALU, Inc., 8.0%, 5/1/2016		35,000	33,075
TreeHouse Foods, Inc., 7.75%, 3/1/2018		25,000	25,875

			1,387,810
Energy 5.7%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		24,000	23,880
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		60,000	55,950
Anadarko Petroleum Corp., 6.375%, 9/15/2017		215,000	241,192
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		20,000	19,000
7.25%, 10/1/2020		20,000	19,200
144A, 7.25%, 6/15/2021		35,000	33,688
8.75%, 8/1/2016		90,000	95,400
Berry Petroleum Co., 6.75%, 11/1/2020		90,000	85,950
Bill Barrett Corp.:
7.625%, 10/1/2019		10,000	9,825
9.875%, 7/15/2016		40,000	43,600
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		50,000	49,000
Bristow Group, Inc., 7.5%, 9/15/2017		70,000	72,100
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		105,000	118,650
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		15,000	14,475
8.0%, 4/1/2017		165,000	172,425
8.25%, 4/1/2020		60,000	63,150
Continental Resources, Inc.:
7.125%, 4/1/2021		30,000	30,300
7.375%, 10/1/2020		35,000	36,225
8.25%, 10/1/2019		20,000	21,400
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		160,000	155,200
Crosstex Energy LP, 8.875%, 2/15/2018		55,000	56,375
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		75,000	70,500
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		95,000	91,200
El Paso Corp., 7.25%, 6/1/2018		55,000	61,509
Energy Transfer Equity LP, 7.5%, 10/15/2020		35,000	35,962
Frontier Oil Corp., 6.875%, 11/15/2018		55,000	55,550
Genesis Energy LP, 144A, 7.875%, 12/15/2018		40,000	38,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		130,000	126,100
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		25,000	25,000
Holly Energy Partners LP, 8.25%, 3/15/2018		55,000	57,475
Inergy LP:
6.875%, 8/1/2021		10,000	9,100
7.0%, 10/1/2018		60,000	56,400
Linn Energy LLC:
144A, 6.5%, 5/15/2019		50,000	46,000
7.75%, 2/1/2021		60,000	60,000
MEG Energy Corp., 144A, 6.5%, 3/15/2021		40,000	38,300
Newfield Exploration Co., 7.125%, 5/15/2018		90,000	93,150
Nexen, Inc., 5.875%, 3/10/2035		75,000	73,363
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		10,000	10,300
Plains All American Pipeline LP, 5.0%, 2/1/2021		170,000	179,211
Plains Exploration & Production Co., 7.625%, 6/1/2018		60,000	61,500
Quicksilver Resources, Inc., 11.75%, 1/1/2016		15,000	16,200
Range Resources Corp., 6.75%, 8/1/2020		20,000	21,300
Regency Energy Partners LP:
6.875%, 12/1/2018		35,000	36,050
9.375%, 6/1/2016		115,000	124,487
Reliance Holdings U.S.A., Inc., 144A, 6.25%, 10/19/2040		250,000	222,613
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	92,500
SandRidge Energy, Inc.:
144A, 7.5%, 3/15/2021		50,000	46,000
144A, 8.0%, 6/1/2018		45,000	42,300
SESI LLC, 144A, 6.375%, 5/1/2019		40,000	38,600
Stone Energy Corp.:
6.75%, 12/15/2014		95,000	91,200
8.625%, 2/1/2017		25,000	23,500
Sunoco Logistics Partners Operations LP, 4.65%, 2/15/2022		100,000	98,554
Transocean, Inc., 6.5%, 11/15/2020		215,000	234,608
Venoco, Inc., 8.875%, 2/15/2019		105,000	90,300
Xinergy Corp., 144A, 9.25%, 5/15/2019		60,000	53,700

			3,837,517
Financials 15.2%
Akbank TAS, 144A, 5.125%, 7/22/2015		145,000	139,925
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		85,000	65,875
Ally Financial, Inc.:
6.25%, 12/1/2017		95,000	82,755
8.0%, 3/15/2020		115,000	106,446
8.3%, 2/12/2015		135,000	133,481
American International Group, Inc.:
Series G, 5.6%, 10/18/2016		290,000	286,894
7.25%, 5/23/2022		150,000	147,825
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		50,000	47,500
9.375%, 12/1/2017		30,000	31,200
Ashton Woods U.S.A. LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		75,400	52,780
Banco do Brasil SA, 144A, 5.875%, 1/26/2022		121,000	115,252
Banco Votorantim SA, 144A, 7.375%, 1/21/2020		100,000	102,500
Bank of America Corp., 5.0%, 5/13/2021		245,000	218,578
Barclays Bank PLC, 5.14%, 10/14/2020		140,000	113,531
BBVA Bancomer SA, 144A, 6.5%, 3/10/2021		290,000	267,525
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		200,000	205,000
Capital One Financial Corp., 3.15%, 7/15/2016		95,000	94,049
Case New Holland, Inc., 7.75%, 9/1/2013		45,000	46,913
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		275,000	266,062
7.0%, 5/1/2015		970	963
144A, 7.0%, 5/4/2015		105,000	104,212
144A, 7.0%, 5/2/2017		355,000	344,350
Citigroup, Inc., 6.125%, 11/21/2017		145,000	154,943
CNA Financial Corp., 5.75%, 8/15/2021		75,000	75,679
Country Garden Holdings Co., 144A, 11.125%, 2/23/2018		200,000	152,000
E*TRADE Financial Corp., 6.75%, 6/1/2016		105,000	104,737
Felcor Lodging LP, (REIT), 144A,, 6.75%, 6/1/2019		70,000	62,650
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		60,000	60,075
7.5%, 8/1/2012		500,000	509,939
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	20,300
FUEL Trust, 144A, 3.984%, 6/15/2016		290,000	283,951
General Electric Capital Corp., 5.3%, 2/11/2021		75,000	77,805
HCP, Inc., (REIT), 5.375%, 2/1/2021		143,000	143,477
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	109,187	88
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		340,000	280,500
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		165,000	162,937
HSBC Finance Corp., 144A, 6.676%, 1/15/2021		120,000	117,939
Intergas Finance BV, REG S, 6.875%, 11/4/2011		275,000	274,670
International Lease Finance Corp.:
5.75%, 5/15/2016		20,000	17,776
6.25%, 5/15/2019		50,000	43,460
8.625%, 9/15/2015		40,000	39,700
8.75%, 3/15/2017		180,000	180,900
Intesa Sanpaolo SpA, 144A, 2.708% **, 2/24/2014		205,000	184,603
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		100,000	82,500
Jefferies Group, Inc., 5.125%, 4/13/2018		290,000	271,586
JPMorgan Chase & Co., 4.35%, 8/15/2021		115,000	116,208
KeyCorp, 5.1%, 3/24/2021		130,000	131,184
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019		75,000	66,281
Majapahit Holding BV, 144A, 7.75%, 1/20/2020		150,000	165,900
Morgan Stanley, 5.75%, 1/25/2021		145,000	133,410
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		50,000	47,500
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		25,000	20,813
Nielsen Finance LLC, 11.5%, 5/1/2016		13,000	14,755
NII Capital Corp., 7.625%, 4/1/2021		60,000	59,550
Nuveen Investments, Inc.:
10.5%, 11/15/2015		115,000	106,087
144A, 10.5%, 11/15/2015		95,000	86,688
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		145,000	134,850
OMEGA Healthcare Investors, Inc., (REIT), 6.75%, 10/15/2022		55,000	52,456
PNC Bank NA, 6.875%, 4/1/2018		180,000	208,450
Qtel International Finance Ltd., 144A, 4.75%, 2/16/2021		200,000	199,750
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		100,000	90,000
144A, 7.125%, 4/15/2019		100,000	93,000
Santander U.S. Debt SA Unipersonal, 144A, 3.724%, 1/20/2015		145,000	134,455
Shinhan Bank, 144A, 4.125%, 10/4/2016		145,000	141,292
Susser Holdings LLC, 8.5%, 5/15/2016		30,000	31,238
Telecom Italia Capital SA, 4.95%, 9/30/2014		174,000	167,612
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		100,000	97,000
The Goldman Sachs Group, Inc.:
5.25%, 7/27/2021		100,000	98,652
6.25%, 2/1/2041		155,000	150,725
Tomkins LLC, 144A, 9.0%, 10/1/2018		36,000	36,900
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		50,000	52,875
Unicredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017		290,000	223,656
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		300,000	324,000
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		375,000	398,437
Wells Fargo & Co., 4.6%, 4/1/2021		170,000	181,714
Woori Bank, 144A, 5.875%, 4/13/2021		290,000	276,741

			10,318,010
Health Care 1.9%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		40,000	37,700
Community Health Systems, Inc., 8.875%, 7/15/2015		80,000	78,600
Endo Pharmaceuticals Holdings, Inc.:
144A, 7.0%, 7/15/2019		55,000	55,206
144A, 7.25%, 1/15/2022		50,000	50,125
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021 (b)		105,000	98,438
HCA, Inc.:
6.5%, 2/15/2020		210,000	205,275
7.5%, 2/15/2022		155,000	142,987
7.875%, 2/15/2020		365,000	377,775
8.5%, 4/15/2019		45,000	47,700
Mylan, Inc., 144A, 7.875%, 7/15/2020		15,000	15,675
STHI Holding Corp., 144A, 8.0%, 3/15/2018		60,000	57,900
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		40,000	36,700
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		75,000	71,625

			1,275,706
Industrials 5.3%
Accuride Corp., 9.5%, 8/1/2018		75,000	69,000
Actuant Corp., 6.875%, 6/15/2017		40,000	40,800
American Airlines, Inc., 144A, 7.5%, 3/15/2016		85,000	71,400
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		30,000	30,000
ARAMARK Corp., 8.5%, 2/1/2015		20,000	20,250
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		20,000	19,700
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		105,000	84,262
BE Aerospace, Inc.:
6.875%, 10/1/2020		35,000	36,488
8.5%, 7/1/2018		105,000	112,350
Belden, Inc.:
7.0%, 3/15/2017		45,000	45,000
9.25%, 6/15/2019		40,000	43,200
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		35,000	34,650
Bombardier, Inc., 144A, 7.75%, 3/15/2020		45,000	47,925
Briggs & Stratton Corp., 6.875%, 12/15/2020		35,000	35,350
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		110,000	103,950
Cenveo Corp.:
8.875%, 2/1/2018		100,000	78,750
144A, 10.5%, 8/15/2016		55,000	44,000
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		215,000	182,750
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		43,518	26,111
Deluxe Corp., 144A, 7.0%, 3/15/2019		30,000	28,950
Ducommun, Inc., 144A, 9.75%, 7/15/2018		65,000	65,000
DynCorp International, Inc., 10.375%, 7/1/2017		85,000	74,163
Florida East Coast Railway Corp., 8.125%, 2/1/2017		40,000	38,800
FTI Consulting, Inc., 6.75%, 10/1/2020		145,000	139,925
Garda World Security Corp., 144A, 9.75%, 3/15/2017		60,000	61,200
H&E Equipment Services, Inc., 8.375%, 7/15/2016		110,000	105,600
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		30,000	27,900
144A, 7.125%, 3/15/2021		10,000	9,275
Interline Brands, Inc., 7.0%, 11/15/2018		50,000	48,875
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		105,000	111,825
Kansas City Southern Railway Co., 8.0%, 6/1/2015		100,000	106,375
Masco Corp., 7.125%, 3/15/2020		145,000	140,510
Meritor, Inc.:
8.125%, 9/15/2015		55,000	48,675
10.625%, 3/15/2018		60,000	57,750
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		135,000	112,725
Nortek, Inc., 144A, 8.5%, 4/15/2021		125,000	100,625
Oshkosh Corp.:
8.25%, 3/1/2017		10,000	9,700
8.5%, 3/1/2020		25,000	24,250
Owens Corning, Inc., 9.0%, 6/15/2019		217,000	256,209
Ply Gem Industries, Inc.:
8.25%, 2/15/2018		50,000	40,750
13.125%, 7/15/2014		95,000	90,131
RailAmerica, Inc., 9.25%, 7/1/2017		36,000	38,970
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		120,000	114,900
Sitel LLC, 11.5%, 4/1/2018		95,000	75,050
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		75,000	74,812
SPX Corp., 6.875%, 9/1/2017		20,000	20,500
Titan International, Inc., 7.875%, 10/1/2017		160,000	166,400
TransDigm, Inc., 7.75%, 12/15/2018		65,000	66,138
Tutor Perini Corp., 7.625%, 11/1/2018		55,000	47,025
USG Corp., 144A, 9.75%, 8/1/2014		45,000	42,750
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		145,000	135,575

			3,607,269
Information Technology 2.1%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		35,000	31,850
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		10,000	8,950
7.375%, 5/1/2018		45,000	43,425
Aspect Software, Inc., 10.625%, 5/15/2017		60,000	60,300
Avaya, Inc., 144A, 7.0%, 4/1/2019		145,000	123,250
CDW LLC, 11.0%, 10/12/2015		9,000	8,978
CommScope, Inc., 144A, 8.25%, 1/15/2019		85,000	82,875
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	54,900
Equinix, Inc.:
7.0%, 7/15/2021		40,000	39,850
8.125%, 3/1/2018		140,000	147,350
Fidelity National Information Services, Inc., 7.625%, 7/15/2017		20,000	20,800
First Data Corp.:
144A, 7.375%, 6/15/2019		30,000	26,625
144A, 8.875%, 8/15/2020		85,000	79,900
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		190,000	195,225
Jabil Circuit, Inc., 7.75%, 7/15/2016		30,000	33,075
MasTec, Inc., 7.625%, 2/1/2017		65,000	63,700
MEMC Electronic Materials, Inc., 7.75%, 4/1/2019		40,000	34,200
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		45,000	39,600
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		50,000	46,000
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		50,000	47,500
SunGard Data Systems, Inc., 10.25%, 8/15/2015		215,000	217,150
Unisys Corp., 144A, 12.75%, 10/15/2014		41,000	46,330

			1,451,833
Materials 6.8%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		40,000	35,900
APERAM, 144A, 7.375%, 4/1/2016		150,000	132,000
Appleton Papers, Inc., 11.25%, 12/15/2015		25,000	24,250
ArcelorMittal, 6.125%, 6/1/2018		250,000	241,343
Ball Corp.:
7.125%, 9/1/2016		30,000	31,500
7.375%, 9/1/2019		25,000	26,375
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	70,000	72,213
Boise Paper Holdings LLC, 8.0%, 4/1/2020		30,000	30,413
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		42,235	40,757
Celanese U.S. Holdings LLC, 6.625%, 10/15/2018		35,000	36,181
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		250,000	169,375
China Oriental Group Co., Ltd., 144A, 8.0%, 8/18/2015		100,000	78,000
Clearwater Paper Corp., 7.125%, 11/1/2018		65,000	64,513
Clondalkin Acquisition BV, 144A, 2.347% **, 12/15/2013		75,000	66,750
Crown Americas LLC:
144A, 6.25%, 2/1/2021		10,000	10,000
7.625%, 5/15/2017		30,000	31,725
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		240,000	212,400
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		40,000	37,400
FMG Resources August 2006 Pty Ltd., 144A, 7.0%, 11/1/2015		25,000	23,250
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		120,175	103,350
10.0%, 3/31/2015		119,040	110,707
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		145,000	147,511
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		10,000	10,250
9.5%, 6/15/2017		130,000	139,100
Greif, Inc., 7.75%, 8/1/2019		195,000	202,800
Hexcel Corp., 6.75%, 2/1/2015		93,000	94,162
Huntsman International LLC:
8.625%, 3/15/2020		60,000	58,350
8.625%, 3/15/2021		25,000	23,938
International Paper Co., 7.95%, 6/15/2018		145,000	167,479
JMC Steel Group, 144A, 8.25%, 3/15/2018		60,000	56,400
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		60,000	58,200
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		100,000	107,750
Metinvest BV, 144A, 10.25%, 5/20/2015		100,000	93,000
Nalco Co., 144A, 6.625%, 1/15/2019		45,000	49,275
NewMarket Corp., 7.125%, 12/15/2016		110,000	113,300
Novelis, Inc.:
8.375%, 12/15/2017		160,000	158,400
8.75%, 12/15/2020		110,000	107,800
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		110,000	114,400
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	88,200
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		10,000	9,775
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		55,000	54,863
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		115,000	111,262
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		45,000	45,000
Sealed Air Corp.:
144A, 8.125%, 9/15/2019 (c)		30,000	30,300
144A, 8.375%, 9/15/2021 (c)		30,000	30,300
Silgan Holdings, Inc., 7.25%, 8/15/2016		50,000	51,750
Solo Cup Co., 10.5%, 11/1/2013		170,000	168,300
Southern Copper Corp., 6.75%, 4/16/2040		300,000	294,750
SunCoke Energy, Inc., 144A, 7.625%, 8/1/2019		30,000	29,325
United States Steel Corp., 7.375%, 4/1/2020		80,000	72,000
Verso Paper Holdings LLC, 8.75%, 2/1/2019		25,000	17,250
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	146,450
Vulcan Materials Co., 6.5%, 12/1/2016		145,000	133,656
Wolverine Tube, Inc., 15.0%, 3/31/2012 *		91,631	42,837

			4,606,535
Telecommunication Services 7.5%
American Tower Corp., 4.5%, 1/15/2018		125,000	125,141
AT&T, Inc., 3.875%, 8/15/2021		60,000	61,720
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		350,000	372,750
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		55,000	53,350
8.375%, 10/15/2020		180,000	167,400
8.75%, 3/15/2018		170,000	150,875
CPI International, Inc., 8.0%, 2/15/2018		45,000	40,500
Cricket Communications, Inc.:
7.75%, 10/15/2020		310,000	269,700
10.0%, 7/15/2015		100,000	99,250
Crown Castle International Corp., 9.0%, 1/15/2015		195,000	206,700
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	98,500
Digicel Ltd., 144A, 8.25%, 9/1/2017		300,000	282,000
ERC Ireland Preferred Equity Ltd., 144A, 8.535% **, 2/15/2017 (PIK)	EUR	84,605	1,134
Frontier Communications Corp.:
7.875%, 4/15/2015		10,000	10,025
8.25%, 4/15/2017		70,000	67,900
8.5%, 4/15/2020		90,000	87,300
8.75%, 4/15/2022		10,000	9,925
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		120,000	110,700
144A, 7.5%, 4/1/2021		150,000	139,500
8.5%, 11/1/2019		100,000	97,750
11.25%, 6/15/2016		60,000	61,200
Intelsat Luxembourg SA:
11.25%, 2/4/2017		145,000	125,787
11.5%, 2/4/2017 (PIK)		304,218	261,627
144A, 11.5%, 2/4/2017 (PIK)		80,000	68,800
iPCS, Inc., 2.379% **, 5/1/2013		35,000	31,850
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		90,000	79,200
7.875%, 9/1/2018		75,000	72,750
Qwest Communications International, Inc.:
7.125%, 4/1/2018		55,000	53,900
8.0%, 10/1/2015		60,000	62,400
Qwest Corp., 7.5%, 10/1/2014		285,000	307,800
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		35,000	36,662
8.25%, 8/15/2019		25,000	26,250
Sprint Nextel Corp., 8.375%, 8/15/2017		115,000	106,950
Syniverse Holdings, Inc., 9.125%, 1/15/2019		25,000	24,500
Telefonica Emisiones SAU, 6.421%, 6/20/2016		290,000	297,320
Telesat Canada, 11.0%, 11/1/2015		190,000	203,300
Verizon Communications, Inc., 8.95%, 3/1/2039		110,000	169,890
VimpelCom Holdings BV, 144A, 7.504%, 3/1/2022		200,000	161,000
West Corp.:
7.875%, 1/15/2019		50,000	47,000
8.625%, 10/1/2018		15,000	14,588
Windstream Corp.:
7.0%, 3/15/2019		60,000	57,600
7.5%, 4/1/2023		60,000	55,950
7.75%, 10/15/2020		35,000	34,125
7.875%, 11/1/2017		205,000	207,562
8.125%, 9/1/2018		70,000	70,525

			5,090,656
Utilities 2.6%
AES Corp.:
8.0%, 10/15/2017		10,000	10,050
8.0%, 6/1/2020		175,000	175,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		80,000	76,400
144A, 7.875%, 7/31/2020		95,000	91,675
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		205,000	77,900
Ferrellgas LP, 6.5%, 5/1/2021		20,000	17,000
IPALCO Enterprises, Inc., 144A, 5.0%, 5/1/2018		290,000	265,350
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		290,000	324,800
NRG Energy, Inc.:
7.375%, 1/15/2017		90,000	92,813
144A, 7.625%, 1/15/2018		35,000	32,550
8.25%, 9/1/2020		45,000	42,525
San Diego Gas & Electric Co., 6.0%, 6/1/2026		180,000	222,385
Suburban Propane Partners LP, 7.375%, 3/15/2020		15,000	15,000
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		50,000	18,750
Toledo Edison Co., 7.25%, 5/1/2020		230,000	290,895

			1,753,093

Total Corporate Bonds (Cost $40,139,349)			38,679,043
Asset-Backed 0.6%
Home Equity Loans
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		94,664	94,370
CitiFinancial Mortgage Securities, Inc., "AF5", Series 2003-4, 5.326%, 10/25/2033		190,000	184,713
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.369% **, 1/15/2037		187,230	132,280

Total Asset-Backed (Cost $405,108)			411,363
Commercial Mortgage-Backed Securities 2.4%
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.501% **, 10/15/2049		125,726	116,764
CS First Boston Mortgage Securities Corp., "H", Series 2002-CKP1, 144A, 7.218% **, 12/15/2035		290,000	287,492
Greenwich Capital Commercial Funding Corp., "AM", Series 2007-GG11, 5.867%, 12/10/2049		290,000	233,675
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2006-LDP7, 5.878% **, 4/15/2045		140,000	153,886
LB-UBS Commercial Mortgage Trust:
"A3", Series 2006-C7, 5.347%, 11/15/2038		440,000	464,751
"E", Series 2005-C2, 5.35% **, 4/15/2040		300,000	196,568
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.269% **, 12/15/2044		140,000	152,413

Total Commercial Mortgage-Backed Securities (Cost $1,679,019)			1,605,549
Collateralized Mortgage Obligations 4.2%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.847% **, 2/25/2034		164,686	136,125
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.162% **, 12/25/2035		234,060	209,526
Countrywide Home Loans:
"A16", Series 2005-21, 5.0%, 10/25/2035		178,827	176,438
"2A5", Series 2004-13, 5.75%, 8/25/2034		165,557	151,439
Federal National Mortgage Association:
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		399,531	47,393
"JS", Series 2004-59, Interest Only, 6.865% **, 4/25/2023		1,244,958	58,510
Government National Mortgage Association:
"XA", Series 2009-118, 5.0%, 12/20/2039		307,382	310,878
"ID", Series 2003-79, Interest Only, 5.5%, 12/20/2031		187,326	9,222
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 5.615% **, 4/25/2036		542,098	442,458
Merrill Lynch Mortgage Investors Trust:
"2A1A", Series 2005-A9, 2.762% **, 12/25/2035		38,965	38,071
"2A", Series 2003-A6, 2.923% **, 10/25/2033		123,602	110,849
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		106,713	103,691
Vericrest Opportunity Loan Transferee:
"M", Series 2010-NPL1, 144A, 6.0%, 5/25/2039		95,189	93,821
"A2", Series 2011-NL1A, 144A, 9.077%, 12/26/2050		300,000	299,270
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 2.501% **, 10/25/2035		87,532	79,796
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.724% **, 12/25/2034		219,869	190,239
"A3", Series 2005-4, 5.0%, 4/25/2035		68,906	68,600
"B1", Series 2004-1, 5.5%, 2/25/2034		281,252	276,262
"A19", Series 2006-11, 6.0%, 9/25/2036		36,094	35,778

Total Collateralized Mortgage Obligations (Cost $2,903,751)			2,838,366
Government & Agency Obligations 15.7%
Other Government Related (d) 2.4%
Citibank NA, FDIC Guaranteed, 0.299% **, 5/7/2012		650,000	650,513
International Bank for Reconstruction & Development, 5.25% **, 4/9/2025		290,000	289,275
JPMorgan Chase & Co., Series 3, FDIC Guaranteed, 0.608% **, 12/26/2012		232,000	233,003
Nak Naftogaz Ukraine, 9.5%, 9/30/2014		100,000	95,500
Penerbangan Malaysia Bhd., 144A, 5.625%, 3/15/2016		200,000	220,393
Qatari Diar Finance QSC, 144A, 5.0%, 7/21/2020		150,000	160,125

			1,648,809
Sovereign Bonds 4.2%
Dominican Republic, 144A, 7.5%, 5/6/2021		200,000	195,000
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	250,000	148,251
Mexico Government International Bond, 5.75%, 10/12/2110		150,000	147,750
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	456	111
Republic of Belarus, REG S, 8.75%, 8/3/2015		145,000	103,675
Republic of Colombia, 4.375%, 7/12/2021		200,000	204,000
Republic of Croatia, 144A, 6.375%, 3/24/2021		290,000	267,525
Republic of Ghana, 144A, 8.5%, 10/4/2017		150,000	156,750
Republic of Lithuania, 144A, 7.375%, 2/11/2020		240,000	258,000
Republic of Peru, 8.75%, 11/21/2033		150,000	212,775
Republic of Poland, 5.125%, 4/21/2021		300,000	299,250
Republic of Uruguay, 7.625%, 3/21/2036		60,000	74,100
Republic of Venezuela:
7.65%, 4/21/2025		290,000	163,850
8.5%, 10/8/2014		200,000	176,000
Russian Federation, REG S, 7.5%, 3/31/2030		363,137	408,051

			2,815,088
U.S. Government Sponsored Agency 0.1%
Federal Home Loan Mortgage Corp., 1.125%, 12/15/2011		100,000	100,203
U.S. Treasury Obligations 9.0%
U.S. Treasury Bills:
0.005% ***, 3/8/2012 (e)		233,000	232,954
0.03% ***, 6/28/2012 (e)		4,000	3,998
0.03% ***, 6/28/2012 (e)		19,000	18,988
0.045% ***, 3/8/2012 (e)		101,000	100,980
U.S. Treasury Bonds:
3.875%, 8/15/2040		55,000	65,347
4.25%, 11/15/2040		115,000	145,421
4.375%, 5/15/2041		100,000	129,188
U.S. Treasury Notes:
0.75%, 6/15/2014		500,000	504,844
1.5%, 7/31/2016 (b)		1,875,000	1,925,400
2.125%, 8/15/2021		2,500,000	2,544,150
3.125%, 5/15/2021		250,000	277,480
3.625%, 2/15/2021		125,000	144,404

			6,093,154

Total Government & Agency Obligations (Cost $10,563,551)			10,657,254
Loan Participations and Assignments 2.5%
Senior Loans ** 1.7%
Buffets, Inc., Letter of Credit, First Lien, 9.619%, 4/22/2015		12,394	6,569
Charter Communications Operating LLC:
Replacement Term Loan, 2.24%, 3/6/2014		596	590
Term Loan, 3.5%, 9/6/2016		206,576	200,444
New Term Loan, 7.25%, 3/6/2014		3,098	3,106
Clear Channel Communications, Inc., Term Loan B, 3.889%, 1/28/2016		106,043	74,478
Dunkin' Brands, Inc., Term Loan B2, 4.0%, 11/23/2017		69,650	67,635
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit, 0.269%, 3/26/2014		9,903	6,874
Term Loan, 2.369%, 3/26/2014		160,140	111,159
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		65,000	63,917
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		49,750	49,128
Tomkins LLC, Term Loan B, 4.25%, 9/21/2016		478,878	471,398
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		88,875	47,284
VML U.S. Finance LLC:
Term Delay Draw B, 4.74%, 5/25/2012		17,824	17,748
Term Loan B, 4.74%, 5/27/2013		30,858	30,727

			1,151,057
Sovereign Loans 0.8%
Bank of Moscow, 144A, 6.699%, 3/11/2015		250,000	237,500
Russian Railways, 5.739%, 4/3/2017		145,000	144,235
Severstal JSC, 144A, 6.25%, 7/26/2016		200,000	171,914

			553,649

Total Loan Participations and Assignments (Cost $1,845,129)			1,704,706
Municipal Bonds and Notes 1.4%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series B, 6.0%, 1/1/2041		145,000	163,112
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028 (f)		300,000	337,167
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		145,000	152,708
Port Authority of New York & New Jersey, 4.926%, 10/1/2051 (c) (f)		260,000	271,760

Total Municipal Bonds and Notes (Cost $852,257)			924,747
Convertible Bonds 2.5%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		65,000	72,719
Sonic Automotive, Inc., 5.0%, 10/1/2029		25,000	27,531
Virgin Media, Inc., 6.5%, 11/15/2016		17,000	25,500

			125,750
Consumer Staples 0.3%
AEON Co., Ltd., Series 7, 0.3%, 11/22/2013	JPY	2,000,000	30,536
Archer-Daniels-Midland Co., 0.875%, 2/15/2014		50,000	49,750
Molson Coors Brewing Co., 2.5%, 7/30/2013		40,000	42,050
TEM, Series DG, 4.25%, 1/1/2015	EUR	12,500	8,503
Tyson Foods, Inc., 3.25%, 10/15/2013		30,000	36,187

			167,026
Energy 0.0%
China Petroleum & Chemical Corp., Zero Coupon, 4/24/2014	HKD	70,000	9,708
Financials 0.8%
Billion Express Investments Ltd., 0.75%, 10/18/2015		100,000	115,000
Boston Properties LP, 144A, 3.625%, 2/15/2014		30,000	31,688
Glory River Holdings Ltd., 1.0%, 7/29/2015	HKD	100,000	11,541
Industrivarden AB, REG S, 1.875%, 2/27/2017	EUR	50,000	57,978
Kloeckner & Co. Financial Services SA, 1.5%, 7/27/2012	EUR	100,000	129,621
Lukoil International Finance BV, 2.625%, 6/16/2015		100,000	99,953
ORIX Corp., Series 3, 1.0%, 3/31/2014	JPY	5,000,000	70,262

			516,043
Health Care 0.4%
Amgen, Inc., Series B, 0.375%, 2/1/2013		50,000	49,125
Dendreon Corp., 2.875%, 1/15/2016		10,000	7,175
Gilead Sciences, Inc., Series C, 1.0%, 5/1/2014		50,000	54,062
Medtronic, Inc., Series B, 1.625%, 4/15/2013		50,000	50,063
Mylan, Inc., 1.25%, 3/15/2012		20,000	19,950
Shire PLC, 2.75%, 5/9/2014		100,000	113,900

			294,275
Industrials 0.1%
Asahi Glass Co., Ltd., Zero Coupon, 11/14/2014	JPY	5,000,000	65,914
Information Technology 0.5%
Advanced Micro Devices, Inc., 6.0%, 5/1/2015		50,000	48,875
EMC Corp., Series B, 1.75%, 12/1/2013		20,000	28,225
Hitachi Ltd., Series 8, 0.1%, 12/12/2014	JPY	3,000,000	49,930
Intel Corp., 2.95%, 12/15/2035		90,000	91,237
Microsoft Corp., 144A, Zero Coupon, 6/15/2013		60,000	60,675
SanDisk Corp., 1.0%, 5/15/2013		30,000	29,025
Symantec Corp., Series B, 1.0%, 6/15/2013		50,000	56,938

			364,905
Materials 0.0%
Newmont Mining Corp., Series A, 1.25%, 7/15/2014		17,000	24,756
Other Government Related (d) 0.2%
Kreditanstalt fuer Wiederaufbau, 3.25%, 6/27/2013	EUR	100,000	137,458

Total Convertible Bonds (Cost $1,797,687)			1,705,835
Preferred Securities 0.8%
Financials 0.7%
Capital One Capital VI, 8.875%, 5/15/2040		330,000	334,861
USB Capital XIII Trust, 6.625%, 12/15/2039		145,000	145,628

			480,489
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		95,000	70,300

Total Preferred Securities (Cost $527,541)			550,789

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $4,000)	4	4,000

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	2,318	5,795
Dex One Corp.*	540	302
Postmedia Network Canada Corp.*	1,248	11,314
SuperMedia, Inc.*	99	153
Trump Entertainment Resorts, Inc.*	6	110
Vertis Holdings, Inc.*	63	1,118

		18,792
Industrials 0.0%
Congoleum Corp.*	2,500	0
Quad Graphics, Inc.	69	1,247

		1,247
Materials 0.0%
GEO Specialty Chemicals, Inc.*	2,058	1,749

Total Common Stocks (Cost $294,085)		21,788
Preferred Stock 0.1%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $99,895)	110	73,669
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	159	27
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	85	569

Total Warrants (Cost $17,432)		596

	Contracts	Value ($)
Call Options Purchased 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 11/25/2011, Strike Price $133.0	29	10,422
Floating Rate - LIBOR, Effective Date 7/12/2011, Expiration Date 10/12/2011, Cap Rate 3.188%	1,494,000	7,022

Total Call Options Purchased (Cost $22,273)		17,444

	Shares	Value ($)
Securities Lending Collateral 2.6%
Daily Assets Fund Institutional, 0.17% (g) (h) (Cost $1,768,264)	1,768,264	1,768,264
Cash Equivalents 11.9%
Central Cash Management Fund, 0.1% (g) (Cost $8,097,090)	8,097,090	8,097,090

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $71,016,431) †	101.7	69,060,503
Other Assets and Liabilities, Net	(1.7)	(1,135,528)

Net Assets	100.0	67,924,975

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	65,000	USD	65,225	81
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	109,187	EUR	32,169	88
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	88,875	USD	88,819	47,284
Wolverine Tube, Inc.*	15.0%	3/31/2012	91,631	USD	91,631	42,837
					277,844	90,290

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2011.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $71,084,936.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $2,024,433.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,313,556 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,337,989.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $1,727,383, which is 2.5% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury bond	AUD	12/15/2011	16	1,769,232	3,344
10 Year Canadian Government Bond	CAD	12/19/2011	16	2,029,354	11,443
10 Year U.S. Treasury Note	USD	12/20/2011	25	3,252,344	(680)
Federal Republic of Germany Euro-Bund	EUR	12/8/2011	32	5,851,599	(11,332)
Ultra Long Term U.S. Treasury Bond	USD	12/20/2011	6	951,750	38,550
United Kingdom Long Gilt Bond	GBP	12/28/2011	29	5,878,488	133,400
Total net unrealized appreciation					174,725

At September 30, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury bond	AUD	12/15/2011	7	774,039	3,853
10 Year Canadian Government Bond	CAD	12/19/2011	7	887,842	(19,530)
10 Year U.S. Treasury Note	USD	12/20/2011	21	2,731,969	(30,403)
2 Year U.S. Treasury Note	USD	12/30/2011	23	5,064,672	5,454
Federal Republic of Germany Euro-Schatz	EUR	12/8/2011	14	2,056,181	3,752
Total net unrealized depreciation					(36,874)

At September 30, 2011, open written options contracts were as follows:

Written Options	Contract Amount	Expiration Date	Strike Price ($)	Value ($) (i)

Call Options
10 Year U.S. Treasury Note Future (Premiums received $3,103)	10	11/25/2011	134.0	2,031

(i)	Unrealized appreciation at September 30, 2011 was $1,072.
At September 30, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/21/2009 12/20/2014	290,0001	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA	(10,981)	(7,340)	(3,641)
6/21/2010 9/20/2013	70,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	2,852	858	1,994
6/21/2010 9/20/2015	90,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB-	3,019	(1,605)	4,624
12/20/2010 3/20/2016	290,0004	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB-	(13,424)	(120)	(13,304)
3/21/2011 6/20/2016	120,0001	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	(6,271)	4,241	(10,512)
Total net unrealized depreciation					(20,839)

(j)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At September 30, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

4/13/2012 4/13/2016	1,500,0005	Floating — LIBOR	Fixed — 3.04%	106,677	122	106,555
10/1/2012 10/1/2021	2,000,0006	Fixed — 2.375%	Floating — LIBOR	(12,220)	—	(12,220)
10/28/2010 10/28/2025	140,0004	Floating — LIBOR	Floating — 4.134%††	(925)	—	(925)
11/1/2010 11/1/2025	240,0007	Floating — LIBOR	Floating — 4.103%††	(10,816)	—	(10,816)
11/12/2010 11/12/2025	280,0004	Floating — LIBOR	Floating — 4.28%††	(1,699)	—	(1,699)
11/15/2010 11/15/2025	280,0007	Floating — LIBOR	Floating — 4.586%††	(11,809)	—	(11,809)
11/16/2010 11/16/2025	140,0004	Floating — LIBOR	Floating — 4.59%††	69	—	69
11/19/2010 11/19/2025	140,0007	Floating — LIBOR	Floating — 4.795%††	(5,519)	—	(5,519)
11/23/2010 11/23/2025	70,0004	Floating — LIBOR	Floating — 4.853%††	271	—	271
10/1/2012 10/1/2042	1,200,0006	Floating — LIBOR	Fixed — 2.96%	38,237	—	38,237
Total net unrealized appreciation					102,144

††	These interest rate swaps are shown at their current rate as of September 30, 2011.

At September 30, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

4/26/2011 4/26/2012	1,100,0005	0.07%	BNP Paribas BPSTAR Enhanced Momentum Index	1,085	—	1,085
6/9/2010 6/1/2012	2,800,0002	0.45%	Global Interest Rate Strategy Index	(20,261)	—	(20,261)
Total net unrealized depreciation					(19,176)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup, Inc
3	Bank of America
4	Morgan Stanley
5	BNP Paribas
6	The Goldman Sachs & Co.
7	Barclays Bank PLC
LIBOR: London InterBank Offered Rate

As of September 30, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	1,000,000	USD	1,442,708	10/17/2011	97,943	Morgan Stanley
EUR	153,400	USD	210,283	10/17/2011	3,996	Citigroup, Inc.
EUR	45,400	USD	61,459	10/17/2011	407	JPMorgan Chase Securities, Inc.
GBP	1,075,000	USD	1,734,867	10/17/2011	55,611	Bank of America
EUR	500,000	USD	705,875	10/17/2011	33,493	Barclays Bank PLC
CHF	290,000	USD	330,131	10/18/2011	10,071	UBS AG
NZD	180,000	USD	147,272	10/18/2011	10,228	UBS AG
JPY	8,920,000	USD	116,303	10/18/2011	625	UBS AG
EUR	800,000	USD	1,094,232	10/18/2011	22,581	UBS AG
AUD	440,000	USD	447,537	10/18/2011	22,804	UBS AG
EUR	400,000	USD	545,300	10/19/2011	7,402	Credit Suisse
TRY	1,249,440	EUR	500,000	10/24/2011	690	Barclays Bank PLC
JPY	50,000,000	USD	656,680	10/27/2011	7,463	BNP Paribas
EUR	500,000	USD	680,676	10/27/2011	8,344	Nomura International PLC
EUR	500,000	USD	693,328	12/15/2011	21,098	Nomura International PLC
Total unrealized appreciation					302,756

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	2,092,652	EUR	1,500,000	10/17/2011	(75,504)	Morgan Stanley
USD	6,331	EUR	4,700	10/17/2011	(10)	Citigroup, Inc.
USD	956,001	NOK	5,430,000	10/18/2011	(31,816)	UBS AG
USD	231,598	CAD	230,000	10/18/2011	(12,212)	UBS AG
USD	126,136	GBP	80,000	10/18/2011	(1,407)	UBS AG
USD	129,209	SEK	870,000	10/18/2011	(2,534)	UBS AG
USD	11,086	TRY	20,545	10/24/2011	(41)	Nomura International PLC
EUR	500,000	TRY	1,228,895	10/24/2011	(11,734)	BNP Paribas
EUR	969,096	AUD	700,000	10/27/2011	(622,905)	BNP Paribas
USD	684,496	EUR	500,000	12/15/2011	(12,266)	Morgan Stanley
Total unrealized depreciation					(770,429)

Currency Abbreviations

ARS	Argentine Peso	HKD	Hong Kong Dollar
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	TRY	Turkish Lira
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(l)
Corporate Bonds	$—	$38,438,875	$240,168	$38,679,043
Asset-Backed	—	411,363	—	411,363
Commercial Mortgage-Backed Securities	—	1,605,549	—	1,605,549
Collateralized Mortgage Obligations	—	2,838,366	—	2,838,366
Government & Agency Obligations	—	10,657,254	—	10,657,254
Loan Participations and Assignments	—	1,704,706	—	1,704,706
Municipal Bonds and Notes	—	924,747	—	924,747
Convertible Bonds	—	1,705,835	—	1,705,835
Preferred Securities	—	550,789	—	550,789
Common Stocks(l)	18,811	—	2,977	21,788
Preferred Stock	—	73,669	—	73,669
Warrants(l)	—	—	596	596
Other Investments	—	—	4,000	4,000
Short-Term Investments	9,865,354	—	—	9,865,354
Derivatives (m)	210,218	462,613	—	672,831
Total	$10,094,383	$59,373,766	$247,741	$69,715,890

Liabilities
Derivatives (m)	$(63,976)	$(861,135)	$—	$(925,111)
Total	$(63,976)	$(861,135)	$—	$(925,111)
There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(l)	See Investment Portfolio for additional detailed categorizations.
(m)
Derivatives include value of open options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts, forward foreign currency exchange contracts and written options, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Government & Agency Obligations		Common Stocks	Warrants	Call Options Purchased	Other Investments	Total	Written Options
Balance as of December 31, 2010	$543,619	$284,461		$1,858	$972	$467	$4,000	$835,377	$(35,163)
Total realized gain (loss)	(282,393)	—		—	—	(53,970)	—	(336,363)	(9,135)
Change in unrealized appreciation (depreciation)	281,020	—		538	(376)	53,993	0	335,175	4,423
Amortization premium/discount	4,693	—		—	—	—	—	4,693	—
Purchases	277,188	—		581	—	54,460	—	332,229	70,615
(Sales)	(583,959)	—		—	—	(54,950)	—	(638,909)	(30,740)
Transfers into Level 3	—	—		—	—	—	—	—	—
Transfers (out) of Level 3	—	(284,461	) (n)	—	—	—	—	(284,461)	—
Balance as of September 30, 2011	$240,168	$—		$2,977	$596	$—	$4,000	$247,741	$—
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2011	$(3,173)	$—		$538	$(376)	$—	$0	$(3,011)	$—

Transfers between price levels are recognized at the beginning of the reporting period.
(n)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$(20,839)	$—	$—
Foreign Exchange Contracts	$—	$—	$(467,673)	$—
Interest Rate Contracts	$137,851	$82,968	$—	$(3,757)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    here have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011